UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2015

Loomis Sayles Global Equity and Income Fund

Loomis Sayles Growth Fund

Loomis Sayles Value Fund

Portfolio Review  page 1

Portfolio of Investments  page 9

Financial Statements  page  34

Notes to Financial Statements  page 53

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND

Managers	Symbols
Daniel J. Fuss, CFA®, CIC	Class A LGMAX
Eileen N. Riley, CFA®	Class C LGMCX
David W. Rolley, CFA®	Class Y LSWWX
Lee M. Rosenbaum
Loomis, Sayles & Company, L.P.

Objective

The Fund seeks high total investment return through a combination of capital appreciation and current income

Average Annual Total Returns — March 31, 20155

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 2/1/06)[1]
NAV	4.09%	6.90%	10.55%	8.96%
With 5.75% Maximum Sales Charge	-1.91	0.78	9.25	8.31

Class C (Inception 2/1/06)[1]
NAV	3.69	6.09	9.72	8.14
With CDSC[2]	2.71	5.09	9.72	8.14

Class Y (Inception 5/1/96)
NAV	4.20	7.17	10.83	9.23

Comparative Performance
MSCI World Index[3]	3.60	6.60	10.62	6.98
Citigroup World Government Bond Index[4]	-3.97	-5.50	1.42	3.09

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to the inception of Class A and C shares (2/1/06), performance is that of Institutional Class shares, which were redesignated as Class Y shares restated to reflect the higher net expenses and sales loads of Class A and C shares.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	MSCI World Index is an unmanaged index that is designed to measure the equity market performance of developed markets.

4	Citigroup World Government Bond Index is an unmanaged index that includes the most significant and liquid government bond markets globally that carry at least an investment-grade rating.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES GROWTH FUND

Manager	Symbols
Aziz V. Hamzaogullari, CFA®	Class A LGRRX
Loomis, Sayles & Company, L.P.	Class B LGRBX
Class C LGRCX
Class N LGRNX
Class Y LSGRX

Objective

The Fund seeks long-term growth of capital

Average Annual Total Returns — March 31, 20153

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 12/31/96)
NAV	8.39%	14.06%	15.09%	6.75%	—%
With 5.75% Maximum Sales Charge	2.12	7.48	13.75	6.12	—

Class B (Inception 9/12/03)
NAV	7.96	13.25	14.23	5.94	—
With CDSC[1]	2.96	8.25	13.99	5.94	—

Class C (Inception 9/12/03)
NAV	7.85	13.13	14.20	5.95	—
With CDSC[1]	6.85	12.13	14.20	5.95	—

Class N (Inception 2/1/13)
NAV	8.46	14.28	—	—	18.23

Class Y (Inception 5/16/91)
NAV	8.50	14.42	15.38	7.10	—

Comparative Performance
Russell 1000® Growth Index[2]	8.81	16.09	15.63	9.36	20.24

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES VALUE FUND

Managers	Symbols
Arthur J. Barry, CFA®	Class A	LSVRX
Adam C. Liebhoff	Class B	LSVBX
Loomis, Sayles & Company, L.P.	Class C	LSCVX
	Class N	LSVNX
	Class Y	LSGIX
	Admin Class	LSAVX

Objective

The Fund seeks long-term growth of capital and income

Average Annual Total Returns — March 31, 20154

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 6/30/06)[1]
NAV	3.30%	7.46%	12.70%	8.46%	—%
With 5.75% Maximum Sales Charge	-2.65	1.28	11.37	7.82	—

Class B (Inception 6/1/07)[1]
NAV	2.92	6.63	11.85	7.61	—
With CDSC[2]	-1.77	1.77	11.59	7.61	—

Class C (Inception 6/1/07)[1]
NAV	2.92	6.63	11.85	7.61	—
With CDSC[2]	2.00	5.68	11.85	7.61	—

Class N (Inception 2/1/13)
NAV	3.50	7.84	—	—	16.55

Class Y (Inception 5/13/91)
NAV	3.43	7.68	12.98	8.76	—

Admin Class (Inception 2/1/10)[1]
NAV	3.19	7.20	12.43	8.17	—

Comparative Performance
Russell 1000® Value Index[3]	4.22	9.33	13.75	7.21	16.48

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

3  |

1	Prior to 6/1/07, performance of Class A shares is that of Retail Class shares, which were redesignated as Class A shares, restated to reflect the sales load of Class A shares. Prior to the inception of Retail Class shares (6/30/06), performance is that of Institutional Class shares, which were redesignated as Class Y shares, restated to reflect the higher net expenses and sales loads of Class A shares. Prior to the inception of Class B and C shares (6/1/07), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class B and C shares. Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and higher forecasted growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2014 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2014 through March 31, 2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period row as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/1/2015
Class A
Actual	$1,000.00	$1,040.90	$6.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94
Class C
Actual	$1,000.00	$1,036.90	$9.80
Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70
Class Y
Actual	$1,000.00	$1,042.00	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.68

*	Expenses are equal to the Fund's annualized expense ratio: 1.18%, 1.93% and 0.93% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/31/2015
Class A
Actual	$1,000.00	$1,083.90	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.34	$4.63
Class B
Actual	$1,000.00	$1,079.60	$8.61
Hypothetical (5% return before expenses)	$1,000.00	$1,016.65	$8.35
Class C
Actual	$1,000.00	$1,078.50	$8.65
Hypothetical (5% return before expenses)	$1,000.00	$1,016.60	$8.40
Class N
Actual	$1,000.00	$1,084.60	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87
Class Y
Actual	$1,000.00	$1,085.00	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.59	$3.38

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.92%, 1.66%, 1.67%, 0.57% and 0.67% for Class A, B, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES VALUE FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/31/2015
Class A
Actual	$1,000.00	$1,033.00	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class B
Actual	$1,000.00	$1,029.20	$8.55
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	$8.50
Class C
Actual	$1,000.00	$1,029.20	$8.55
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	$8.50
Class N
Actual	$1,000.00	$1,035.00	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87
Class Y
Actual	$1,000.00	$1,034.30	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48
Admin Class
Actual	$1,000.00	$1,031.90	$6.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

*	Expenses are equal to the Fund's annualized expense ratio: 0.95%, 1.69%, 1.69%, 0.57%, 0.69% and 1.19% for Class A, B, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks — 68.9% of Net Assets
	Belgium — 1.4%
141,916	Anheuser-Busch InBev NV	$17,337,222

	Brazil — 0.6%
479,600	Companhia Brasileira de Meios de Pagamento	6,865,919

	Canada — 2.0%
572,900	CGI Group, Inc., Class A(b)	24,299,229

	China — 3.0%
226,043	Alibaba Group Holding Ltd., Sponsored ADR(b)	18,815,820
1,545,500	Hengan International Group Co. Ltd.	18,602,895

		37,418,715

	Denmark — 1.5%
356,744	Novo Nordisk AS, Class B	19,044,333

	France — 0.8%
171,946	Thales S.A.	9,539,982

	Germany — 1.6%
57,305	Bayer AG, (Registered)	8,573,737
197,836	Brenntag AG	11,819,623

		20,393,360

	Hong Kong — 1.6%
3,155,200	AIA Group Ltd.	19,809,867

	India — 3.1%
847,066	HCL Technologies Ltd.	13,232,610
864,687	HDFC Bank Ltd.	16,476,017
1,130,508	Motherson Sumi Systems Ltd.	9,292,026

		39,000,653

	Italy — 1.2%
238,328	Luxottica Group S.p.A.	15,094,666

	Japan — 4.1%
337,400	Asahi Group Holdings Ltd.	10,698,428
2,717,100	Mitsubishi UFJ Financial Group, Inc.	16,828,119
419,900	Nomura Research Institute Ltd.	15,775,732
266,800	Suzuki Motor Corp.	8,013,129

		51,315,408

	Netherlands — 0.9%
716,367	ING Groep NV(b)	10,493,328

	Sweden — 1.4%
537,649	Atlas Copco AB, Class A	17,405,662

	Switzerland — 2.0%
91,745	Roche Holding AG	25,210,793

	United Kingdom — 3.8%
179,326	Diageo PLC	4,955,554
5,264,463	Legal & General Group PLC	21,680,878

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Shares	Description	Value (†)
	United Kingdom — continued
569,092	London Stock Exchange Group PLC	$20,697,877

		47,334,309

	United States — 39.9%
98,971	Actavis PLC(b)	29,455,749
45,800	Amazon.com, Inc.(b)	17,042,180
132,918	American Express Co.	10,383,554
47,434	AutoZone, Inc.(b)	32,357,577
203,953	Facebook, Inc., Class A(b)	16,767,996
97,412	FactSet Research Systems, Inc.	15,507,990
193,892	Genesee & Wyoming, Inc., Class A(b)	18,698,944
168,183	Gilead Sciences, Inc.(b)	16,503,798
106,658	Goldman Sachs Group, Inc. (The)	20,048,504
33,773	Google, Inc., Class A(b)	18,733,883
25,200	Google, Inc., Class C(b)	13,809,600
955	Hawaiian Telcom Holdco, Inc.(b)	25,432
335,865	Jarden Corp.(b)	17,767,259
364,279	Kinder Morgan, Inc.	15,321,575
117,231	Lowe’s Cos., Inc.	8,720,814
110,401	M&T Bank Corp.	14,020,927
224,486	Oceaneering International, Inc.	12,106,530
70,374	Praxair, Inc.	8,496,957
21,177	Priceline Group, Inc. (The)(b)	24,653,205
205,651	Schlumberger Ltd.	17,159,519
81,300	Signet Jewelers Ltd.	11,283,627
249,558	Texas Instruments, Inc.	14,270,974
142,568	TransDigm Group, Inc.	31,182,473
181,721	Travelers Cos., Inc. (The)	19,649,492
168,992	UnitedHealth Group, Inc.	19,990,064
159,750	Valeant Pharmaceuticals International, Inc.(b)	31,729,545
94,517	Valspar Corp. (The)	7,942,264
53,096	W.W. Grainger, Inc.	12,520,568
212,837	Wyndham Worldwide Corp.	19,255,363

		495,406,363

	Total Common Stocks (Identified Cost $695,849,047)	855,969,809

Principal Amount (‡)
Bonds and Notes — 28.1%
Non-Convertible Bonds — 27.3%
	Argentina — 0.2%
$382,136	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	383,092
1,755,000	YPF S.A., 8.750%, 4/04/2024, 144A(c)	1,795,540

		2,178,632

	Australia — 0.1%
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	123,649

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Australia — continued
$500,000	Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	$589,424
155,000	Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	174,267
950,000	Telstra Corp. Ltd., 3.125%, 4/07/2025, 144A	956,247

		1,843,587

	Belgium — 0.0%
350,000	Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	579,300

	Brazil — 1.4%
800,000	Banco do Brasil S.A., 3.875%, 10/10/2022	738,960
600,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	618,000
2,143,810	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	612,442
800,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	754,000
6,600(††)	Brazil Letras do Tesouro Nacional, Zero Coupon, 7/01/2016, (BRL)(d)	1,765,625
622,952(†††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	196,653
2,250(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	644,675
1,115(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	309,495
2,300,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	589,134
1,000,000	CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	830,000
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	355,000
400,000	CSN Islands XI Corp., 6.875%, 9/21/2019	358,000
800,000	Gerdau Trade, Inc., 5.750%, 1/30/2021, 144A	799,000
226,000	GTL Trade Finance, Inc., 5.893%, 4/29/2024, 144A	217,243
300,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	314,460
100,000	LPG International, Inc., 7.250%, 12/20/2015	102,904
170,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	146,625
837,090	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/2022, 144A	650,586
2,400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	673,027
320,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	290,288
775,000	Petrobras Global Finance BV, 5.750%, 1/20/2020	718,874
300,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	272,568
880,000	Petrobras Global Finance BV, 3.250%, 4/01/2019, (EUR)	842,166
1,825,000	Petrobras Global Finance BV, 4.375%, 5/20/2023(c)	1,560,557
800,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	720,000
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	480,000
1,106,000	Vale Overseas Ltd., 6.875%, 11/21/2036(c)	1,069,723
470,000	Vale S.A., 5.625%, 9/11/2042	406,738

		17,036,743

	Canada — 0.5%
1,085,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	912,341
3,000,000	Canadian Government, 1.250%, 9/01/2018, (CAD)(c)	2,426,837
2,065,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(c)	1,656,532
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	1,088,016
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	539,827

		6,623,553

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Chile — 0.5%
$1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A(c)	$1,479,812
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	210,338
300,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)(c)	511,869
1,135,000	Corpbanca S.A., 3.125%, 1/15/2018	1,126,980
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	277,246
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	814,927
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(c)	1,142,533
400,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	415,000

		5,978,705

	China — 0.3%
800,000	Baidu, Inc., 2.250%, 11/28/2017	807,394
700,000	Baidu, Inc., 3.250%, 8/06/2018	725,123
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	425,096
1,200,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023(c)	1,172,156
1,000,000	Parkson Retail Group Ltd., 4.500%, 5/03/2018	917,927

		4,047,696

	Colombia — 0.5%
555,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	565,240
610,000	Ecopetrol S.A., 4.125%, 1/16/2025	584,002
1,180,000	Ecopetrol S.A., 5.875%, 9/18/2023(c)	1,266,730
490,000	Ecopetrol S.A., 5.875%, 5/28/2045	455,921
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	526,069
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	871,063
2,430,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A(c)	1,415,475
580,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	341,156
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	85,922

		6,111,578

	Czech Republic — 0.0%
200,000	CEZ AS, 4.250%, 4/03/2022, 144A	216,676

	Dominican Republic — 0.0%
425,000	Dominican Republic International Bond, 8.625%, 4/20/2027, 144A	504,688

	France — 0.3%
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	429,250
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	15,150
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	359,311
435,000	Credit Agricole S.A., 4.375%, 3/17/2025, 144A	440,102
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500%, (GBP)(g)	592,989
1,130,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	1,183,124
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750%, (EUR)(g)	530,370

		3,550,296

	Germany — 0.1%
755,000	RWE AG, (fixed rate to 9/28/2015, variable rate thereafter), 4.625%, (EUR)(g)	822,368

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Greece — 0.0%
725,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2034, (EUR)(e)	$372,870

	Hong Kong — 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	358,124
400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A	413,656

		771,780

	Hungary — 0.2%
1,330,000	Hungary Government International Bond, 5.375%, 3/25/2024(c)	1,491,262
980,000	Hungary Government International Bond, 5.750%, 11/22/2023(c)	1,127,000

		2,618,262

	Iceland — 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A(c)	1,154,854

	India — 0.5%
550,000	Axis Bank Ltd., 3.250%, 5/21/2020, 144A	557,621
1,155,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A(c)	1,248,293
990,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A	1,090,237
200,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	204,250
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A(c)	1,456,000
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	824,211
700,000	State Bank of India/London, 4.125%, 8/01/2017, 144A	733,123

		6,113,735

	Indonesia — 0.9%
800,000	Gajah Tunggal Tbk PT, 7.750%, 2/06/2018, 144A	767,920
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	307,875
725,000	Indonesia Government International Bond, 5.125%, 1/15/2045, 144A	761,250
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	301,913
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	69,200
12,100,000,000	Indonesia Treasury Bond, 6.125%, 5/15/2028, (IDR)	812,990
24,000,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)(c)	1,877,782
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)(c)	1,136,596
200,000	Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	209,000
400,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	422,000
2,800,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A(c)	2,807,000
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	616,628
500,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	515,000

		10,605,154

	Italy — 0.7%
2,860,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(c)	3,498,612
2,295,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 8/01/2023, 144A, (EUR)(c)	3,184,280
725,000	UniCredit SpA, EMTN, 6.950%, 10/31/2022, (EUR)	962,341
870,000	Wind Acquisition Finance S.A., 7.375%, 4/23/2021, 144A	902,625

		8,547,858

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Japan — 0.2%
$900,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.700%, 3/05/2018, 144A	$901,047
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(c)	1,192,158
850,000	Softbank Corp., 4.500%, 4/15/2020, 144A(c)	868,063

		2,961,268

	Korea — 0.7%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	474,321
400,000	Hana Bank, 4.000%, 11/03/2016, 144A	416,129
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	622,465
600,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	616,456
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A	609,328
400,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A(c)	410,579
400,000	Korea Development Bank (The), 4.625%, 11/16/2021	450,620
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	411,680
2,589,140,000	Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)(c)	2,390,706
250,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	257,841
1,125,000	Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A(c)	1,152,527
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	181,833
200,000	Woori Bank, 5.875%, 4/13/2021, 144A	233,056

		8,227,541

	Luxembourg — 0.2%
400,000	Altice Financing S.A., 7.875%, 12/15/2019, 144A	424,000
500,000	Altice S.A., 7.750%, 5/15/2022, 144A	508,437
970,000	ArcelorMittal, 7.500%, 3/01/2041	1,008,800
500,000	Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	489,500

		2,430,737

	Malaysia — 0.1%
1,310,000	Petronas Capital Ltd., 3.125%, 3/18/2022, 144A	1,323,218

	Mexico — 1.3%
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	631,921
300,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A	305,625
640,000	Cemex Finance LLC, 6.000%, 4/01/2024, 144A	638,400
300,000	Cemex SAB de CV, 4.375%, 3/05/2023, 144A, (EUR)	322,978
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	571,487
746,500(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	5,120,995
186,200(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(d)	1,276,005
395,000(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(d)	2,896,902
135,113(††††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,010,562
780,000	Petroleos Mexicanos, 4.250%, 1/15/2025, 144A	790,569
625,000	Petroleos Mexicanos, 5.625%, 1/23/2046, 144A	634,375
135,000(††††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	840,746
925,000	Unifin Financiera S.A.P.I. de CV SOFOM ENR, 6.250%, 7/22/2019, 144A	861,730

		15,902,295

	Morocco — 0.1%
590,000	OCP S.A., 6.875%, 4/25/2044, 144A	657,112

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	New Zealand — 0.5%
2,888,280	New Zealand Government Bond, 3.000%, 9/20/2030, (NZD)(c)	$2,499,123
2,340,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(c)	1,870,546
2,590,000	New Zealand Government Bond, 5.500%, 4/15/2023, (NZD)	2,243,862

		6,613,531

	Norway — 0.3%
13,275,000	Norway Government Bond, 2.000%, 5/24/2023, (NOK)	1,727,202
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, (NOK)(c)	1,947,157

		3,674,359

	Panama — 0.0%
300,000	Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4/04/2017, 144A	308,250

	Peru — 0.2%
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	1,044,435
1,050,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	1,061,550

		2,105,985

	Philippines — 0.1%
40,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	899,508
30,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	711,409
175,000	Philippine Long Distance Telephone Co., EMTN, 8.350%, 3/06/2017	194,688

		1,805,605

	Poland — 0.5%
17,080,000	Poland Government Bond, 4.000%, 10/25/2023, (PLN)(c)	5,140,902
3,210,000	Poland Government Bond, 5.500%, 10/25/2019, (PLN)	980,831

		6,121,733

	Portugal — 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	414,000

	Singapore — 0.2%
2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A(c)	2,071,610

	South Africa — 0.5%
895,000	Eskom Holdings SOC Ltd., 7.125%, 2/11/2025, 144A	901,713
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	934,185
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	551,250
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	318,704
11,500,000	South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	957,148
8,500,000	South Africa Government Bond, Series R186, 10.500%, 12/21/2026, (ZAR)	844,884
600,000	South Africa Government International Bond, 5.875%, 9/16/2025	687,120
700,000	Transnet SOC Ltd., 4.000%, 7/26/2022, 144A	681,254

		5,876,258

	Spain — 0.3%
2,115,000	Spain Government Bond, 4.300%, 10/31/2019, 144A, (EUR)(c)	2,667,515
800,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(c)	1,093,019

		3,760,534

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Supranationals — 0.5%
$840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A	$863,118
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(c)	1,217,579
1,570,000	European Financial Stability Facility, 1.625%, 7/17/2020, (EUR)(c)	1,834,674
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)	872,371
70,000,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(c)	1,165,748

		5,953,490

	Sweden — 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	364,251

	Thailand — 0.2%
1,010,000	Siam Commercial Bank PCL (The), 3.500%, 4/07/2019, 144A	1,046,407
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A	948,047

		1,994,454

	Turkey — 0.4%
445,000	Akbank TAS, 4.000%, 1/24/2020, 144A	434,098
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	763,600
545,000	Export Credit Bank of Turkey, 5.000%, 9/23/2021, 144A	546,362
920,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	911,352
600,000	Turkiye Garanti Bankasi AS, 4.000%, 9/13/2017, 144A	607,872
490,000	Turkiye Halk Bankasi AS, 4.750%, 2/11/2021, 144A	479,705
800,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	804,000
875,000	Yapi ve Kredi Bankasi, 5.250%, 12/03/2018, 144A	893,156

		5,440,145

	United Arab Emirates — 0.2%
600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	640,500
200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	200,852
1,050,000	Mubadala GE Capital Ltd., 3.000%, 11/10/2019, 144A	1,047,022

		1,888,374

	United Kingdom — 0.5%
600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	608,023
525,000	Barclays PLC, 3.650%, 3/16/2025	528,497
400,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 7.000%, (GBP)(g)	596,327
470,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	891,555
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	257,300
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024	415,475
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	685,200
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	1,256,946
250,000	Standard Chartered PLC, EMTN, (fixed rate to 10/21/2020, variable rate thereafter), 4.000%, 10/21/2025, (EUR)	296,280
250,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	499,105
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	145,737
115,000	Virgin Media Finance PLC, 6.375%, 10/15/2024, 144A, (GBP)	183,172
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	161,927

		6,525,544

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — 13.9%
$15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	$19,734
45,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	46,575
45,000	AECOM Technology Corp., 5.875%, 10/15/2024, 144A	47,250
240,000	AES Corp. (The), 4.875%, 5/15/2023	234,000
975,000	Alcoa, Inc., 5.900%, 2/01/2027	1,073,660
8,000,000	Ally Financial, Inc., 3.750%, 11/18/2019(c)	7,910,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	768,281
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	145,770
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,160,000
184,752	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	192,543
51,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	72,321
12,046	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(f)	12,257
495,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	415,800
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,052,688
145,000	Avnet, Inc., 6.000%, 9/01/2015	147,876
95,000	Avon Products, Inc., 7.700%, 3/15/2043	79,800
200,000	Bank of America Corp., 5.490%, 3/15/2019	221,346
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	118,719
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	47,750
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	15,930
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	15,890
40,000	California Resources Corp., 5.000%, 1/15/2020, 144A	36,100
670,000	California Resources Corp., 5.500%, 9/15/2021, 144A	594,424
90,000	California Resources Corp., 6.000%, 11/15/2024, 144A	78,975
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,152,106
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	521,475
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	57,200
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	619,747
20,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	20,650
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	99,275
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,622,737
1,470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,547,175
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	158,100
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	280,238
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,060,275
164,506	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	173,554
280,000	Continental Resources, Inc., 3.800%, 6/01/2024	258,087
25,000	Continental Resources, Inc., 4.500%, 4/15/2023	24,263
155,000	Cummins, Inc., 5.650%, 3/01/2098	182,153
191,836	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	222,529
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	45,780
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	54,000

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$8,000	Dillard’s, Inc., 7.750%, 7/15/2026	$9,060
395,000	DISH DBS Corp., 5.000%, 3/15/2023	384,058
90,000	DISH DBS Corp., 5.875%, 11/15/2024	90,113
315,000	DPL, Inc., 6.750%, 10/01/2019, 144A	332,325
310,000	DR Horton, Inc., 4.375%, 9/15/2022	310,000
235,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	276,125
1,121,000	First Data Corp., 10.625%, 6/15/2021	1,275,137
150,000	Foot Locker, Inc., 8.500%, 1/15/2022(f)	171,091
25,000	Ford Motor Co., 6.375%, 2/01/2029	30,896
50,000	Ford Motor Co., 6.625%, 2/15/2028	62,578
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,704,914
40,000	Ford Motor Co., 7.125%, 11/15/2025	50,960
835,000	Ford Motor Co., 7.400%, 11/01/2046	1,235,667
5,000	Ford Motor Co., 7.500%, 8/01/2026	6,613
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,090,467
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	1,063,164
205,000	FTS International, Inc., 6.250%, 5/01/2022, 144A	150,675
50,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	51,499
600,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(g)	704,250
240,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	254,902
195,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	164,044
500,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	427,500
215,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	191,492
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028(c)	4,576,633
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	138,611
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	253,892
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	475,551
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	660,970
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,013,457
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022(c)	3,334,275
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	178,200
70,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(h)	71,773
425,000	Halcon Resources Corp., 8.875%, 5/15/2021	295,375
410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	481,731
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,081,200
20,000	HCA, Inc., 4.750%, 5/01/2023	20,750
225,000	HCA, Inc., 7.050%, 12/01/2027	239,625
245,000	HCA, Inc., 7.190%, 11/15/2015	252,781
90,000	HCA, Inc., 7.500%, 12/15/2023	102,263
820,000	HCA, Inc., 7.500%, 11/06/2033	885,600
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,695,000
395,000	HCA, Inc., 8.360%, 4/15/2024	466,100
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	218,400
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	81,375
855,000	Hecla Mining Co., 6.875%, 5/01/2021	756,675

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$585,000	Hercules, Inc., 6.500%, 6/30/2029	$538,931
310,000	Hexion, Inc., 7.875%, 2/15/2023(i)	179,800
132,000	Hexion, Inc., 8.375%, 4/15/2016(i)	126,720
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	507,160
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	465,750
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,365,625
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	740,344
45,000	iStar Financial, Inc., 3.875%, 7/01/2016	45,225
145,000	iStar Financial, Inc., 4.875%, 7/01/2018	145,725
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	72,800
60,000	iStar Financial, Inc., 6.050%, 4/15/2015	60,075
200,000	iStar Financial, Inc., 7.125%, 2/15/2018	213,000
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	34,800
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,525
2,995,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	3,092,337
665,000	Jefferies Group LLC, 5.125%, 4/13/2018	699,118
30,000	Jefferies Group LLC, 5.125%, 1/20/2023	31,140
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,069,197
685,000	Jefferies Group LLC, 6.450%, 6/08/2027	739,800
1,410,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,594,315
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	12,900
110,000	K. Hovnanian Enterprises, Inc., 7.000%, 1/15/2019, 144A	105,600
190,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	183,350
1,665,000	KB Home, 8.000%, 3/15/2020	1,798,200
190,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	195,225
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	57,338
140,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	143,766
135,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	144,113
1,435,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	1,555,181
30,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	31,406
165,000	Masco Corp., 6.500%, 8/15/2032	176,550
865,000	Masco Corp., 7.750%, 8/01/2029	1,003,400
2,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	3,287,766
825,000	Morgan Stanley, 2.125%, 4/25/2018	834,061
220,000	Morgan Stanley, 2.500%, 1/24/2019	224,069
450,000	Morgan Stanley, 3.750%, 2/25/2023	471,303
725,000	Morgan Stanley, 5.750%, 1/25/2021	846,316
500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	396,811
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,278,240
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	745,100
100,000	Morgan Stanley, Series F, MTN, 0.707%, 10/18/2016(h)	99,878
45,000	Navient Corp., 5.875%, 10/25/2024	42,075
175,000	Navient LLC, 4.875%, 6/17/2019	174,563
915,000	Navient LLC, 5.500%, 1/25/2023	871,537
1,600(†††††)	Navient LLC, 6.000%, 12/15/2043	35,735
141,000	Navient LLC, MTN, 3.875%, 9/10/2015	142,011

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$40,000	Navient LLC, MTN, 4.625%, 9/25/2017	$40,600
60,000	Navient LLC, MTN, 5.500%, 1/15/2019	61,200
1,130,000	Navient LLC, MTN, 7.250%, 1/25/2022	1,192,150
10,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	10,000
2,560,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	2,096,000
360,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	399,600
1,552,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,420,080
245,000	New Albertson’s, Inc., 7.750%, 6/15/2026	231,525
3,605,000	New Albertson’s, Inc., 8.000%, 5/01/2031(c)	3,424,750
2,110,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,078,350
315,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	260,663
365,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	384,623
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	21,225
420,000	Old Republic International Corp., 4.875%, 10/01/2024	445,893
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	57,613
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	148,050
7,000	Owens Corning, 6.500%, 12/01/2016	7,526
535,000	Owens Corning, 7.000%, 12/01/2036	655,350
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	3,050,244
540,000	Pulte Group, Inc., 6.000%, 2/15/2035	537,300
785,000	Pulte Group, Inc., 6.375%, 5/15/2033	812,475
220,000	Pulte Group, Inc., 7.875%, 6/15/2032	256,300
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,455,150
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	659,750
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	436,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	63,000
560,000	Qwest Corp., 6.875%, 9/15/2033	561,978
115,000	Qwest Corp., 7.250%, 9/15/2025	133,688
480,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	529,200
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	186,500
500,000	Range Resources Corp., 5.000%, 8/15/2022	497,500
1,075,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,118,000
230,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	237,475
80,000	Reynolds American, Inc., 6.750%, 6/15/2017	88,776
120,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	128,400
655,000	Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	654,591
1,970,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	1,851,800
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	25,500
760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	828,400
135,000	Springleaf Finance Corp., 5.250%, 12/15/2019	133,481
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	361,350
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	146,250

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$400,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	$415,000
300,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	305,280
294,000	Sprint Capital Corp., 6.875%, 11/15/2028	269,745
240,000	Sprint Capital Corp., 6.900%, 5/01/2019	248,100
110,000	Sprint Capital Corp., 8.750%, 3/15/2032	113,575
26,000	Sprint Communications, Inc., 6.000%, 12/01/2016	27,144
180,000	Sprint Communications, Inc., 6.000%, 11/15/2022	171,000
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,997,300
235,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	242,050
485,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	481,362
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,258,000
820,000	Textron, Inc., 5.950%, 9/21/2021	958,930
960,000	Toys R Us, Inc., 7.375%, 10/15/2018	655,200
171,000	TransDigm, Inc., 6.500%, 7/15/2024	171,855
5,000	TRI Pointe Holdings, Inc., 5.875%, 6/15/2024, 144A	4,888
550,000	U.S. Treasury Note, 0.250%, 7/15/2015	550,258
5,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	4,999,610
3,785,000	U.S. Treasury Note, 0.250%, 5/15/2016	3,781,749
7,500,000	U.S. Treasury Note, 0.375%, 3/31/2016	7,507,035
8,530,000	U.S. Treasury Note, 0.375%, 10/31/2016	8,519,337
8,520,000	U.S. Treasury Note, 0.500%, 11/30/2016	8,523,996
1,100,000	U.S. Treasury Note, 0.625%, 2/15/2017	1,101,805
12,875,000	U.S. Treasury Note, 1.000%, 3/15/2018(c)	12,922,277
19,461	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	21,238
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	667,012
295,000	United Rentals North America, Inc., 7.625%, 4/15/2022	322,730
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	1,687,800
770,000	United States Steel Corp., 7.500%, 3/15/2022	770,000
125,204	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	143,046
67,160	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	76,226
480,012	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	513,613
230,000	USG Corp., 9.750%, 1/15/2018	266,225
5,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	5,194
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	126,089
160,000	Visant Corp., 10.000%, 10/01/2017	143,200
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	73,865
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	423,202
90,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	87,863
125,000	Xerox Corp., 6.750%, 2/01/2017	136,710
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	21,208

		172,905,704

	Total Non-Convertible Bonds (Identified Cost $335,283,317)	339,004,333

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Convertible Bonds — 0.8%
	United States — 0.8%
$495,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	$520,678
390,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	373,669
175,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	175,437
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	226,741
530,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(e)	656,206
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,776,094
175,000	KB Home, 1.375%, 2/01/2019	167,344
83,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019	98,303
2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	2,596,000
375,000	Omnicare, Inc., 3.750%, 12/15/2025	1,086,094
1,450,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	1,399,250
40,000	RPM International, Inc., 2.250%, 12/15/2020	47,150
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	140,625

	Total Convertible Bonds (Identified Cost $7,137,618)	9,263,591

Municipals — 0.0%
	United States — 0.0%
415,000	State of Illinois, 5.100%, 6/01/2033	419,772
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	99,086

	Total Municipals (Identified Cost $451,179)	518,858

	Total Bonds and Notes (Identified Cost $342,872,114)	348,786,782

Senior Loans — 0.4%
	United States — 0.4%
1,837,500	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(h)	1,868,131
1,065,000	Flying Fortress, Inc., New Term Loan, 3.500%, 6/30/2017(h)	1,065,000
427,388	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(h)	423,114
23,142	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(h)	22,910
120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(h)	116,700
15,296	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(h)	12,390
906,892	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(h)	909,785

	Total Senior Loans (Identified Cost $4,388,583)	4,418,030

Shares
Preferred Stocks — 0.0%
Non-Convertible Preferred Stock — 0.0%
	United States — 0.0%
341	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $75,329)	348,300

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Shares	Description	Value (†)
Convertible Preferred Stocks — 0.0%
	United States — 0.0%
2,585	Alcoa, Inc., Series 1, 5.375%	$113,326
460	Chesapeake Energy Corp., 5.000%	40,940
100	Chesapeake Energy Corp., Series A, 5.750% 144A	86,375

	Total Convertible Preferred Stocks (Identified Cost $260,516)	240,641

	Total Preferred Stocks (Identified Cost $335,845)	588,941

Principal Amount (‡)
Short-Term Investments — 1.9%
$9,441	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2015 at 0.000% to be repurchased at $9,441 on 4/01/2015 collateralized by $9,500 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $9,658 including accrued interest (Note 2 of Notes to Financial Statements)	9,441
23,854,659	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $23,854,666 on 4/01/2015 collateralized by $21,725,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $24,332,000 including accrued interest (Note 2 of Notes to Financial Statements)	23,854,659

	Total Short-Term Investments (Identified Cost $23,864,100)	23,864,100

	Total Investments — 99.3% (Identified Cost $1,067,309,689)(a)	1,233,627,662
	Other assets less liabilities — 0.7%	8,760,446

	Net Assets — 100.0%	$1,242,388,108

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2015, the net unrealized appreciation on investments based on a cost of $1,068,146,554 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$188,743,576
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(23,262,468)

	Net unrealized appreciation	$165,481,108

(b)	Non-income producing security.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of these securities amounted to $183,348 or less than 0.1% of net assets.
(g)	Perpetual bond with no specified maturity date.
(h)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(i)	Illiquid security. At March 31, 2015, the value of these securities amounted to $306,520 or less than 0.1% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $96,236,063 or 7.7% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/17/2015	Australian Dollar	1,543,000	$1,170,234	$21,163
Sell[1]	6/09/2015	Brazilian Real	15,610,000	4,795,362	438,502
Buy[1]	6/17/2015	British Pound	3,740,000	5,545,036	(91,634)
Sell[1]	6/05/2015	Canadian Dollar	2,895,000	2,283,748	21,189
Buy[2]	6/24/2015	Colombian Peso	3,980,000,000	1,516,560	(44,225)
Sell[2]	6/24/2015	Colombian Peso	3,980,000,000	1,516,560	(50,090)
Buy[3]	6/17/2015	Euro	24,250,000	26,101,858	123,739
Buy[1]	6/17/2015	Japanese Yen	2,276,500,000	19,001,267	221,858
Sell[4]	6/17/2015	Mexican Peso	44,000,000	2,870,743	27,808
Sell[4]	6/17/2015	Mexican Peso	63,500,000	4,143,003	(78,353)
Sell[1]	6/17/2015	New Zealand Dollar	8,162,000	6,057,252	(95,523)
Sell[4]	6/17/2015	Norwegian Krone	4,200,000	520,361	23,753
Sell[2]	6/17/2015	Polish Zloty	24,720,000	6,506,856	131,168
Sell[4]	4/29/2015	Swedish Krona	3,100,000	360,095	13,765

Total					$663,120

At March 31, 2015, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency			Unrealized Appreciation (Depreciation)
4/28/2015	Norwegian Krone	14,180,000	Euro	[1]	1,610,339	$(27,013)

1 Counterparty is Credit Suisse International

2 Counterparty is Citibank N.A.

3 Counterparty is Morgan Stanley & Co.

4 Counterparty is UBS AG

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Industry Summary at March 31, 2015 (Unaudited)

Pharmaceuticals	9.2%
Treasuries	8.2
Internet Software & Services	5.5
IT Services	5.0
Insurance	4.9
Banks	4.6
Specialty Retail	4.2
Banking	3.8
Aerospace & Defense	3.4
Internet & Catalog Retail	3.4
Beverages	2.7
Energy Equipment & Services	2.4
Government Owned—No Guarantee	2.4
Other Investments, less than 2% each	37.7
Short-Term Investments	1.9

Total Investments	99.3
Other assets less liabilities (including forward foreign currency contracts)	0.7

Net Assets	100.0%

Currency Exposure Summary at March 31, 2015 (Unaudited)

United States Dollar	65.5%
Euro	7.3
British Pound	4.2
Japanese Yen	4.1
Indian Rupee	3.2
Hong Kong Dollar	3.1
Canadian Dollar	2.6
Swiss Franc	2.0
Other, less than 2% each	7.3

Total Investments	99.3
Other assets less liabilities (including forward foreign currency contracts)	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 97.9% of Net Assets
	Air Freight & Logistics — 6.1%
756,747	Expeditors International of Washington, Inc.	$36,460,070
323,468	United Parcel Service, Inc., Class B	31,356,988

		67,817,058

	Beverages — 10.5%
858,527	Coca-Cola Co. (The)	34,813,270
368,028	Monster Beverage Corp.(b)	50,933,235
577,826	SABMiller PLC, Sponsored ADR	30,367,645

		116,114,150

	Biotechnology — 2.4%
163,901	Amgen, Inc.	26,199,575

	Capital Markets — 3.7%
146,414	Greenhill & Co., Inc.	5,805,315
793,870	SEI Investments Co.	35,001,729

		40,807,044

	Communications Equipment — 9.2%
2,129,468	Cisco Systems, Inc.	58,613,607
618,945	QUALCOMM, Inc.	42,917,646

		101,531,253

	Consumer Finance — 1.2%
166,117	American Express Co.	12,977,060

	Energy Equipment & Services — 2.7%
355,661	Schlumberger Ltd.	29,676,354

	Food Products — 3.8%
3,142,920	Danone, Sponsored ADR	42,460,849

	Health Care Equipment & Supplies — 4.6%
342,331	Varian Medical Systems, Inc.(b)	32,209,924
162,038	Zimmer Holdings, Inc.	19,042,706

		51,252,630

	Hotels, Restaurants & Leisure — 2.2%
308,635	Yum! Brands, Inc.	24,295,747

	Household Products — 3.1%
423,064	Procter & Gamble Co. (The)	34,665,864

	Internet & Catalog Retail — 5.2%
155,800	Amazon.com, Inc.(b)	57,973,180

	Internet Software & Services — 12.9%
411,840	Alibaba Group Holding Ltd., Sponsored ADR(b)	34,281,562
712,226	Facebook, Inc., Class A(b)	58,555,660
45,297	Google, Inc., Class A(b)	25,126,246
45,286	Google, Inc., Class C(b)	24,816,728

		142,780,196

	IT Services — 5.4%
115,342	Automatic Data Processing, Inc.	9,877,889
771,078	Visa, Inc., Class A	50,436,212

		60,314,101

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Growth Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — 8.5%
297,978	Merck & Co., Inc.	$17,127,776
369,582	Novartis AG, ADR	36,444,481
753,595	Novo Nordisk AS, Sponsored ADR	40,234,437

		93,806,694

	Semiconductors & Semiconductor Equipment — 3.2%
71,218	Altera Corp.	3,055,964
85,162	Analog Devices, Inc.	5,365,206
554,996	ARM Holdings PLC, Sponsored ADR	27,361,303

		35,782,473

	Software — 11.6%
528,600	Autodesk, Inc.(b)	30,997,104
157,263	FactSet Research Systems, Inc.	25,036,270
576,723	Microsoft Corp.	23,446,673
1,127,311	Oracle Corp.	48,643,470

		128,123,517

	Specialty Retail — 1.6%
232,483	Lowe’s Cos., Inc.	17,294,410

	Total Common Stocks (Identified Cost $938,135,407)	1,083,872,155

Principal Amount
Short-Term Investments — 1.7%
$18,830,437	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $18,830,443 on 4/01/2015 collateralized by $17,150,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $19,208,000 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $18,830,437)	18,830,437

	Total Investments — 99.6% (Identified Cost $956,965,844)(a)	1,102,702,592
	Other assets less liabilities — 0.4%	4,098,890

	Net Assets — 100.0%	$1,106,801,482

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $956,965,844 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$156,397,065
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,660,317)

	Net unrealized appreciation	$145,736,748

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Growth Fund – (continued)

Industry Summary at March 31, 2015 (Unaudited)

Internet Software & Services	12.9%
Software	11.6
Beverages	10.5
Communications Equipment	9.2
Pharmaceuticals	8.5
Air Freight & Logistics	6.1
IT Services	5.4
Internet & Catalog Retail	5.2
Health Care Equipment & Supplies	4.6
Food Products	3.8
Capital Markets	3.7
Semiconductors & Semiconductor Equipment	3.2
Household Products	3.1
Energy Equipment & Services	2.7
Biotechnology	2.4
Hotels, Restaurants & Leisure	2.2
Other Investments, less than 2% each	2.8
Short-Term Investments	1.7

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks — 96.4% of Net Assets
	Aerospace & Defense — 4.2%
254,121	Honeywell International, Inc.	$26,507,362
172,029	Northrop Grumman Corp.	27,689,788
178,861	United Technologies Corp.	20,962,509

		75,159,659

	Automobiles — 1.3%
629,624	General Motors Co.	23,610,900

	Banks — 11.2%
2,237,827	Bank of America Corp.	34,440,158
665,629	Citigroup, Inc.	34,293,206
1,505,779	Fifth Third Bancorp	28,383,934
750,478	JPMorgan Chase & Co.	45,463,957
252,359	PNC Financial Services Group, Inc. (The)	23,529,953
674,764	Wells Fargo & Co.	36,707,162

		202,818,370

	Beverages — 1.2%
235,176	PepsiCo, Inc.	22,487,529

	Capital Markets — 4.3%
209,614	Ameriprise Financial, Inc.	27,425,896
346,343	Legg Mason, Inc.	19,118,134
411,199	State Street Corp.	30,235,462

		76,779,492

	Chemicals — 1.4%
354,216	E.I. du Pont de Nemours & Co.	25,315,817

	Communications Equipment — 2.5%
852,191	Cisco Systems, Inc.	23,456,557
316,917	Motorola Solutions, Inc.	21,128,857

		44,585,414

	Construction Materials — 1.5%
316,813	Vulcan Materials Co.	26,707,336

	Consumer Finance — 1.6%
503,105	Discover Financial Services	28,349,967

	Containers & Packaging — 1.6%
646,391	Sealed Air Corp.	29,449,574

	Diversified Telecommunication Services — 1.3%
474,636	Verizon Communications, Inc.	23,081,549

	Electric Utilities — 1.1%
195,719	NextEra Energy, Inc.	20,364,562

	Electrical Equipment — 1.5%
391,526	Eaton Corp. PLC	26,600,276

	Electronic Equipment, Instruments & Components — 0.9%
848,597	Knowles Corp.(b)	16,352,464

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)
	Energy Equipment & Services — 2.2%
557,832	Halliburton Co.	$24,477,668
313,578	National Oilwell Varco, Inc.	15,675,764

		40,153,432

	Food & Staples Retailing — 1.3%
233,891	CVS Health Corp.	24,139,890

	Food Products — 1.3%
637,589	Mondelez International, Inc., Class A	23,010,587

	Health Care Equipment & Supplies — 1.6%
372,848	Medtronic PLC	29,078,415

	Health Care Providers & Services — 4.3%
222,882	Express Scripts Holding Co.(b)	19,339,471
251,884	HCA Holdings, Inc.(b)	18,949,234
333,025	UnitedHealth Group, Inc.	39,393,527

		77,682,232

	Independent Power & Renewable Electricity Producers — 1.0%
772,892	Calpine Corp.(b)	17,676,040

	Insurance — 6.7%
481,945	American International Group, Inc.	26,405,766
663,660	FNF Group	24,396,142
520,509	MetLife, Inc.	26,311,730
191,353	Travelers Cos., Inc. (The)	20,691,000
704,511	Unum Group	23,763,156

		121,567,794

	Internet & Catalog Retail — 1.3%
820,355	Liberty Interactive Corp., Class A(b)	23,946,162

	Internet Software & Services — 0.9%
414,317	AOL, Inc.(b)	16,411,096

	Machinery — 3.5%
247,932	Illinois Tool Works, Inc.	24,084,115
290,493	Ingersoll-Rand PLC	19,776,763
297,034	Pentair PLC	18,680,468

		62,541,346

	Media — 5.1%
494,220	Comcast Corp., Class A	27,908,604
390,521	Liberty Global PLC, Class A(b)	20,100,116
313,836	Omnicom Group, Inc.	24,472,931
299,048	Viacom, Inc., Class B	20,424,978

		92,906,629

	Multi-Utilities — 1.0%
358,329	PG&E Corp.	19,016,520

	Oil, Gas & Consumable Fuels — 6.4%
300,750	Chevron Corp.	31,572,735
278,166	Hess Corp.	18,879,126

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
904,871	Marathon Oil Corp.	$23,626,182
386,755	Royal Dutch Shell PLC, ADR	23,069,936
279,801	Valero Energy Corp.	17,800,940

		114,948,919

	Pharmaceuticals — 10.4%
70,778	Actavis PLC(b)	21,064,948
457,199	Eli Lilly & Co.	33,215,507
518,080	Merck & Co., Inc.	29,779,239
1,309,309	Pfizer, Inc.	45,550,860
624,375	Sanofi, ADR	30,869,100
437,619	Teva Pharmaceutical Industries Ltd., Sponsored ADR	27,263,664

		187,743,318

	REITs – Diversified — 1.2%
632,746	Weyerhaeuser Co.	20,975,530

	Road & Rail — 1.4%
239,381	Norfolk Southern Corp.	24,637,093

	Software — 3.4%
860,637	Microsoft Corp.	34,989,197
1,166,120	Symantec Corp.	27,246,394

		62,235,591

	Specialty Retail — 2.1%
213,978	AutoNation, Inc.(b)	13,765,205
321,853	Lowe’s Cos., Inc.	23,942,644

		37,707,849

	Technology Hardware, Storage & Peripherals — 2.4%
166,691	Apple, Inc.	20,741,361
865,740	EMC Corp.	22,128,315

		42,869,676

	Textiles, Apparel & Luxury Goods — 1.1%
158,020	Ralph Lauren Corp.	20,779,630

	Tobacco — 1.1%
254,876	Philip Morris International, Inc.	19,199,809

	Wireless Telecommunication Services — 1.1%
590,051	Vodafone Group PLC, Sponsored ADR	19,282,867

	Total Common Stocks (Identified Cost $1,337,781,507)	1,740,173,334

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Value Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.5%
$62,386,305	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $62,386,322 on 4/01/2015 collateralized by $60,605,000 U.S. Treasury Note, 2.375% due 12/31/2020 valued at $63,635,250 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $62,386,305)	$62,386,305

	Total Investments — 99.9% (Identified Cost $1,400,167,812)(a)	1,802,559,639
	Other assets less liabilities — 0.1%	2,255,124

	Net Assets — 100.0%	$1,804,814,763

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $1,400,167,812 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$447,692,175
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(45,300,348)

	Net unrealized appreciation	$402,391,827

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2015 (Unaudited)

Banks	11.2%
Pharmaceuticals	10.4
Insurance	6.7
Oil, Gas & Consumable Fuels	6.4
Media	5.1
Health Care Providers & Services	4.3
Capital Markets	4.3
Aerospace & Defense	4.2
Machinery	3.5
Software	3.4
Communications Equipment	2.5
Technology Hardware, Storage & Peripherals	2.4
Energy Equipment & Services	2.2
Specialty Retail	2.1
Other Investments, less than 2% each	27.7
Short-Term Investments	3.5

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	Global Equity and Income Fund	Growth Fund	Value Fund
ASSETS
Investments at cost	$1,067,309,689	$956,965,844	$1,400,167,812
Net unrealized appreciation	166,317,973	145,736,748	402,391,827

Investments at value	1,233,627,662	1,102,702,592	1,802,559,639
Cash	56,908	—	—
Foreign currency at value (identified cost $2,120,086, $0 and $0, respectively)	2,107,835	—	—
Receivable for Fund shares sold	4,142,960	3,426,660	1,641,205
Receivable for securities sold	9,262,344	—	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	1,149,566	—	—
Dividends and interest receivable	5,261,812	1,854,073	2,291,747
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,022,945	—	—
Tax reclaims receivable	360,174	268,605	—
Receivable from distributor (Note 6d)	—	—	20,141

TOTAL ASSETS	1,256,992,206	1,108,251,930	1,806,512,732

LIABILITIES
Payable for securities purchased	8,762,090	—	—
Payable for Fund shares redeemed	2,071,933	746,525	532,827
Unrealized depreciation on forward foreign currency contracts (Note 2)	386,838	—	—
Foreign taxes payable (Note 2)	1,196,957	—	—
Due to brokers (Note 2)	1,149,566	—	—
Management fees payable (Note 6)	790,431	465,250	766,050
Deferred Trustees’ fees (Note 6)	115,466	136,234	318,241
Administrative fees payable (Note 6)	44,680	39,428	64,949
Payable to distributor (Note 6d)	10,763	9,980	—
Other accounts payable and accrued expenses	75,374	53,031	15,902

TOTAL LIABILITIES	14,604,098	1,450,448	1,697,969

NET ASSETS	$1,242,388,108	$1,106,801,482	$1,804,814,763

NET ASSETS CONSIST OF:
Paid-in capital	$1,054,020,961	$917,382,751	$1,189,181,114
Undistributed net investment income	2,081,713	2,470,652	5,790,433
Accumulated net realized gain on investments and foreign currency transactions	20,639,296	41,211,331	207,451,389
Net unrealized appreciation on investments and foreign currency translations	165,646,138	145,736,748	402,391,827

NET ASSETS	$1,242,388,108	$1,106,801,482	$1,804,814,763

See accompanying notes to financial statements.

|  34

Statements of Assets and Liabilities (continued)

March 31, 2015 (Unaudited)

	Global Equity and Income Fund	Growth Fund	Value Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$242,595,890	$84,219,127	$241,791,016

Shares of beneficial interest	12,519,077	8,267,912	9,216,062

Net asset value and redemption price per share	$19.38	$10.19	$26.24

Offering price per share (100/94.25 of net asset value) (Note 1)	$20.56	$10.81	$27.84

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$—	$209,452	$282,675

Shares of beneficial interest	—	22,074	10,486

Net asset value and offering price per share	$—	$9.49	$26.96

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$379,240,501	$39,254,159	$17,666,732

Shares of beneficial interest	19,768,507	4,139,369	678,969

Net asset value and offering price per share	$19.18	$9.48	$26.02

Class N shares:
Net assets	$—	$1,437	$609,343,146

Shares of beneficial interest	—	133	23,160,558

Net asset value, offering and redemption price per share	$—	$10.80	$26.31

Class Y shares:
Net assets	$620,551,717	$983,117,307	$935,409,004

Shares of beneficial interest	31,874,255	90,874,217	35,514,296

Net asset value, offering and redemption price per share	$19.47	$10.82	$26.34

Admin Class shares:
Net assets	$—	$—	$322,190

Shares of beneficial interest	—	—	12,351

Net asset value, offering and redemption price per share	$—	$—	$26.09

See accompanying notes to financial statements.

35  |

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	Global Equity and Income Fund	Growth Fund	Value Fund
INVESTMENT INCOME
Dividends	$4,358,065	$8,006,967	$20,564,432
Interest	8,620,335	1,446	3,026
Less net foreign taxes withheld	(295,586)	(233,981)	(156,665)

	12,682,814	7,774,432	20,410,793

Expenses
Management fees (Note 6)	4,634,306	2,728,713	5,172,819
Service and distribution fees (Note 6)	2,172,969	265,029	588,864
Administrative fees (Note 6)	263,631	232,845	441,572
Trustees’ fees and expenses (Note 6)	16,289	15,623	24,037
Transfer agent fees and expenses (Notes 6 and 7)	547,548	507,885	945,795
Audit and tax services fees	27,283	19,849	19,958
Custodian fees and expenses	112,987	18,098	28,950
Legal fees	5,615	4,797	9,692
Registration fees	53,623	72,317	82,968
Shareholder reporting expenses	31,907	15,666	53,824
Miscellaneous expenses	24,055	15,538	27,476

Total expenses	7,890,213	3,896,360	7,395,955
Less waiver and/or expense reimbursement (Note 6)	—	(73)	—

Net expenses	7,890,213	3,896,287	7,395,955

Net investment income	4,792,601	3,878,145	13,014,838

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	26,923,853	87,739,413	236,098,643
Foreign currency transactions	(1,208,156)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	18,154,413	(3,862,332)	(168,103,612)
Foreign currency translations	(27,957)	—	—

Net realized and unrealized gain on investments and foreign currency transactions	43,842,153	83,877,081	67,995,031

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,634,754	$87,755,226	$81,009,869

See accompanying notes to financial statements.

|  36

Statements of Changes in Net Assets

	Global Equity and Income Fund		Growth Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income	$4,792,601	$16,654,633	$3,878,145	$5,925,597
Net realized gain on investments and foreign currency transactions	25,715,697	63,034,029	87,739,413	37,751,773
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	18,126,456	30,721,127	(3,862,332)	73,439,555

Net increase in net assets resulting from operations	48,634,754	110,409,789	87,755,226	117,116,925

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(2,404,233)	(4,662,019)	(382,555)	(62,431)
Class C	(1,155,191)	(3,777,946)	—	—
Class N	—	—	(7)	(3)
Class Y	(8,199,038)	(11,208,754)	(5,959,493)	(1,861,749)
Net realized capital gains
Class A	(11,493,040)	(3,414,741)	—	—
Class C	(18,511,977)	(4,537,332)	—	—
Class Y	(30,839,565)	(7,216,843)	—	—

Total distributions	(72,603,044)	(34,817,635)	(6,342,055)	(1,924,183)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	19,131,824	9,166,416	(72,715,570)	369,196,723

Net increase (decrease) in net assets	(4,836,466)	84,758,570	8,697,601	484,389,465
NET ASSETS
Beginning of the period	1,247,224,574	1,162,466,004	1,098,103,881	613,714,416

End of the period	$1,242,388,108	$1,247,224,574	$1,106,801,482	$1,098,103,881

UNDISTRIBUTED NET INVESTMENT INCOME	$2,081,713	$9,047,574	$2,470,652	$4,934,562

See accompanying notes to financial statements.

37  |

Statements of Changes in Net Assets (continued)

	Value Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income	$13,014,838	$46,159,044
Net realized gain on investments and foreign currency transactions	236,098,643	193,094,685
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(168,103,612)	118,580,388

Net increase in net assets resulting from operations	81,009,869	357,834,117

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(10,401,193)	(2,696,217)
Class C	(187,911)	(56,045)
Class N	(13,964,469)	(3,689,697)
Class Y	(21,235,238)	(16,821,147)
Admin Class	(5,320)	(119)
Net realized capital gains
Class A	(52,482,381)	(12,795,968)
Class B	(35,446)	(52,578)
Class C	(1,642,866)	(776,082)
Class N	(59,475,488)	(14,085,769)
Class Y	(98,286,185)	(71,586,232)
Admin Class	(27,631)	(641)

Total distributions	(257,744,128)	(122,560,495)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(312,742,741)	96,928,660

Net increase (decrease) in net assets	(489,477,000)	332,202,282
NET ASSETS
Beginning of the period	2,294,291,763	1,962,089,481

End of the period	$1,804,814,763	$2,294,291,763

UNDISTRIBUTED NET INVESTMENT INCOME	$5,790,433	$38,569,726

See accompanying notes to financial statements.

|  38

Financial Highlights

For a share outstanding throughout each period.

	Global Equity and Income Fund—Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$19.77		$18.57	$17.07		$14.24		$14.72		$12.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.28	0.32	(b)	0.35	(c)	0.22		0.26
Net realized and unrealized gain (loss)	0.68		1.49	1.45		2.71		(0.45)		2.26

Total from Investment Operations	0.77		1.77	1.77		3.06		(0.23)		2.52

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.33)	(0.27)		(0.23)		(0.25)		(0.30)
Net realized capital gains	(0.96)		(0.24)	—		—		—		—

Total Distributions	(1.16)		(0.57)	(0.27)		(0.23)		(0.25)		(0.30)

Net asset value, end of the period	$19.38		$19.77	$18.57		$17.07		$14.24		$14.72

Total return(d)	4.09	%(e)	9.62%	10.54	%(b)	21.75	%(c)	(1.67)%		20.61	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$242,596		$237,167	$251,211		$216,209		$111,589		$64,367
Net expenses	1.18	%(g)	1.17%	1.18%		1.21%		1.24	%(h)	1.25	%(i)
Gross expenses	1.18	%(g)	1.17%	1.18%		1.21%		1.24	%(h)	1.29%
Net investment income	0.88	%(g)	1.46%	1.82	%(b)	2.16	%(c)	1.41%		1.96%
Portfolio turnover rate	23%		49%	58%		29%		65%		99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27, total return would have been 10.25% and the ratio of net investment income to average net assets would have been 1.51%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.31, total return would have been 21.46% and the ratio of net investment income to average net assets would have been 1.93%.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.02%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

39  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Equity and Income Fund—Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$19.51		$18.36	$16.90		$14.10		$14.59		$12.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.14	0.19	(b)	0.22	(c)	0.10		0.16
Net realized and unrealized gain (loss)	0.68		1.45	1.45		2.70		(0.44)		2.26

Total from Investment Operations	0.69		1.59	1.64		2.92		(0.34)		2.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.20)	(0.18)		(0.12)		(0.15)		(0.22)
Net realized capital gains	(0.96)		(0.24)	—		—		—		—

Total Distributions	(1.02)		(0.44)	(0.18)		(0.12)		(0.15)		(0.22)

Net asset value, end of the period	$19.18		$19.51	$18.36		$16.90		$14.10		$14.59

Total return(d)	3.69	%(e)	8.72%	9.77	%(b)	20.83	%(c)	(2.42)%		19.79	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$379,241		$377,001	$340,561		$251,366		$145,369		$109,455
Net expenses	1.93	%(g)	1.92%	1.93%		1.96%		1.99	%(h)	2.00	%(i)
Gross expenses	1.93	%(g)	1.92%	1.93%		1.96%		1.99	%(h)	2.04%
Net investment income	0.13	%(g)	0.71%	1.07	%(b)	1.40	%(c)	0.64%		1.21%
Portfolio turnover rate	23%		49%	58%		29%		65%		99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.13, total return would have been 9.41% and the ratio of net investment income to average net assets would have been 0.76%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19, total return would have been 20.55% and the ratio of net investment income to average net assets would have been 1.18%.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.02%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Equity and Income Fund—Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$19.89		$18.68	$17.15		$14.31		$14.78		$12.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.33	0.37	(b)	0.40	(c)	0.26		0.29
Net realized and unrealized gain (loss)	0.69		1.49	1.47		2.71		(0.45)		2.28

Total from Investment Operations	0.80		1.82	1.84		3.11		(0.19)		2.57

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.37)	(0.31)		(0.27)		(0.28)		(0.33)
Net realized capital gains	(0.96)		(0.24)	—		—		—		—

Total Distributions	(1.22)		(0.61)	(0.31)		(0.27)		(0.28)		(0.33)

Net asset value, end of the period	$19.47		$19.89	$18.68		$17.15		$14.31		$14.78

Total return	4.20	%(d)	9.87%	10.90	%(b)	21.96	%(c)	(1.42)%		21.02	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$620,552		$633,057	$570,694		$460,103		$216,136		$144,780
Net expenses	0.93	%(f)	0.92%	0.93%		0.96%		0.99	%(g)	1.00	%(h)
Gross expenses	0.93	%(f)	0.92%	0.93%		0.96%		0.99	%(g)	1.04%
Net investment income	1.12	%(f)	1.69%	2.07	%(b)	2.44	%(c)	1.65%		2.20%
Portfolio turnover rate	23%		49%	58%		29%		65%		99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.31, total return would have been 10.60% and the ratio of net investment income to average net assets would have been 1.76%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.36, total return would have been 21.75% and the ratio of net investment income to average net assets would have been 2.20%.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of 0.02%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$9.45		$8.07	$6.50	$5.24	$5.14	$4.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.05	0.04	0.04	0.01	(0.01)
Net realized and unrealized gain (loss)	0.76		1.34	1.59	1.23	0.09	0.67

Total from Investment Operations	0.79		1.39	1.63	1.27	0.10	0.66

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.01)	(0.06)	(0.01)	—	—
Net realized capital gains	—		—	—	—	—	—

Total Distributions	(0.05)		(0.01)	(0.06)	(0.01)	—	—

Net asset value, end of the period	$10.19		$9.45	$8.07	$6.50	$5.24	$5.14

Total return(b)	8.39	%(c)	17.23%	25.23%	24.22%	1.95%	14.73	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$84,219		$63,682	$50,248	$33,663	$26,716	$29,901
Net expenses	0.92	%(e)	0.94%	1.03%	1.07%	1.14%	1.19	%(f)
Gross expenses	0.92	%(e)	0.94%	1.03%	1.07%	1.14%	1.20%
Net investment income (loss)	0.54	%(e)	0.55%	0.57%	0.61%	0.23%	(0.30)%
Portfolio turnover rate	18%		14%	6%	16%	16%	163%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$8.79		$7.56	$6.09	$4.94	$4.87	$4.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.02)	(0.01)	(0.01)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	0.72		1.25	1.48	1.16	0.10	0.64

Total from Investment Operations	0.70		1.23	1.47	1.15	0.07	0.59

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—	—	—
Net realized capital gains	—		—	—	—	—	—

Total Distributions	—		—	—	—	—	—

Net asset value, end of the period	$9.49		$8.79	$7.56	$6.09	$4.94	$4.87

Total return(b)	7.96	%(c)	16.27%	24.14%	23.28%	1.44%	13.79	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$209		$428	$1,422	$1,908	$2,609	$4,086
Net expenses	1.66	%(e)	1.69%	1.78%	1.82%	1.89%	1.93	%(f)
Gross expenses	1.66	%(e)	1.69%	1.78%	1.82%	1.89%	1.95%
Net investment loss	(0.34	)%(e)	(0.25)%	(0.14)%	(0.12)%	(0.54)%	(1.06)%
Portfolio turnover rate	18%		14%	6%	16%	16%	163%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$8.79		$7.55	$6.09	$4.94	$4.87	$4.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)		(0.02)	(0.01)	(0.01)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	0.70		1.26	1.48	1.16	0.10	0.64

Total from Investment Operations	0.69		1.24	1.47	1.15	0.07	0.59

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.01)	—	—	—
Net realized capital gains	—		—	—	—	—	—

Total Distributions	—		—	(0.01)	—	—	—

Net asset value, end of the period	$9.48		$8.79	$7.55	$6.09	$4.94	$4.87

Total return(b)	7.85	%(c)	16.42%	24.21%	23.28%	1.44%	13.79	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$39,254		$29,837	$20,798	$10,489	$10,262	$12,493
Net expenses	1.67	%(e)	1.69%	1.78%	1.82%	1.89%	1.93	%(f)
Gross expenses	1.67	%(e)	1.69%	1.78%	1.82%	1.89%	1.95%
Net investment loss	(0.22	)%(e)	(0.20)%	(0.20)%	(0.13)%	(0.53)%	(1.06)%
Portfolio turnover rate	18%		14%	6%	16%	16%	163%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class N
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Period Ended September 30, 2013*
Net asset value, beginning of the period	$10.01		$8.56	$7.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.05	0.03
Net realized and unrealized gain (loss)	0.82		1.42	0.95

Total from Investment Operations	0.85		1.47	0.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.02)	—
Net realized capital gains	—		—	—

Total Distributions	(0.06)		(0.02)	—

Net asset value, end of the period	$10.80		$10.01	$8.56

Total return(b)	8.46	%(c)	17.21%	12.93	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1	$1
Net expenses(d)	0.57	%(e)	0.95%	0.95	%(e)
Gross expenses	9.50	%(e)	3.45%	3.50	%(e)
Net investment income	0.61	%(e)	0.52%	0.60	%(e)
Portfolio turnover rate	18%		14%	6%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Growth Fund—Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$10.04		$8.57	$6.90	$5.56	$5.43	$4.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04		0.08	0.05	0.06	0.03	(0.00	)(b)
Net realized and unrealized gain (loss)	0.81		1.42	1.69	1.30	0.10	0.70

Total from Investment Operations	0.85		1.50	1.74	1.36	0.13	0.70

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.03)	(0.07)	(0.02)	—	—
Net realized capital gains	—		—	—	—	—	—

Total Distributions	(0.07)		(0.03)	(0.07)	(0.02)	—	—

Net asset value, end of the period	$10.82		$10.04	$8.57	$6.90	$5.56	$5.43

Total return	8.50	%(c)	17.51%	25.49%	24.57%	2.21%	15.01	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$983,117		$1,004,157	$541,245	$102,688	$70,177	$53,299
Net expenses	0.67	%(e)	0.69%	0.77%	0.82%	0.89%	0.93	%(f)(g)
Gross expenses	0.67	%(e)	0.69%	0.77%	0.82%	0.89%	0.95%
Net investment income (loss)	0.76	%(e)	0.79%	0.68%	0.87%	0.49%	(0.05)%
Portfolio turnover rate	18%		14%	6%	16%	16%	163%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective February 1, 2010, the expense limit increased from 0.85% to 1.00%.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$28.47		$25.59		$20.86	$16.04	$16.78	$16.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.45	(b)	0.31	0.27	0.20	0.27	(c)
Net realized and unrealized gain (loss)	0.83		4.00		4.70	4.78	(0.72)	0.23

Total from Investment Operations	0.97		4.45		5.01	5.05	(0.52)	0.50

LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)		(0.27)		(0.28)	(0.23)	(0.22)	(0.14)
Net realized capital gains	(2.67)		(1.30)		—	—	—	—

Total Distributions	(3.20)		(1.57)		(0.28)	(0.23)	(0.22)	(0.14)

Net asset value, end of the period	$26.24		$28.47		$25.59	$20.86	$16.04	$16.78

Total return(d)	3.30	%(e)	17.97	%(b)	24.35%	31.71%	(3.28)%	3.03%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$241,791		$580,092		$171,327	$129,572	$126,789	$130,922
Net expenses	0.95	%(f)	0.96%		0.97%	0.98%	0.98%	0.96%
Gross expenses	0.95	%(f)	0.96%		0.97%	0.98%	0.98%	0.96%
Net investment income	0.99	%(f)	1.63	%(b)	1.31%	1.45%	1.09%	1.58	%(c)
Portfolio turnover rate	12%		28%		24%	25%	29%	54%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.29, total return would have been 17.02% and the ratio of net investment income to average net assets would have been 1.05%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14 and the ratio of net investment income to average net assets would have been 0.84%.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$28.76		$25.77		$20.95	$16.05	$16.77	$16.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.32	(b)	0.14	0.13	0.06	0.12	(c)
Net realized and unrealized gain (loss)	0.84		3.97		4.75	4.81	(0.73)	0.25

Total from Investment Operations	0.87		4.29		4.89	4.94	(0.67)	0.37

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.07)	(0.04)	(0.05)	—
Net realized capital gains	(2.67)		(1.30)		—	—	—	—

Total Distributions	(2.67)		(1.30)		(0.07)	(0.04)	(0.05)	—

Net asset value, end of the period	$26.96		$28.76		$25.77	$20.95	$16.05	$16.77

Total return(d)	2.92	%(e)	17.08	%(b)	23.42%	30.79%	(4.05)%	2.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$283		$672		$1,143	$1,534	$2,037	$3,299
Net expenses	1.69	%(f)	1.71%		1.72%	1.73%	1.73%	1.70%
Gross expenses	1.69	%(f)	1.71%		1.72%	1.73%	1.73%	1.70%
Net investment income	0.24	%(f)	1.16	%(b)	0.59%	0.71%	0.32%	0.72	%(c)
Portfolio turnover rate	12%		28%		24%	25%	29%	54%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, total return would have been 16.14% and the ratio of net investment income to average net assets would have been 0.26%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02 and the ratio of net investment income to average net assets would have been 0.10%.
(d)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$28.14		$25.33		$20.65	$15.85	$16.58	$16.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.31	(b)	0.13	0.13	0.06	0.14	(c)
Net realized and unrealized gain (loss)	0.82		3.89		4.68	4.74	(0.71)	0.22

Total from Investment Operations	0.86		4.20		4.81	4.87	(0.65)	0.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)		(0.09)		(0.13)	(0.07)	(0.08)	(0.04)
Net realized capital gains	(2.67)		(1.30)		—	—	—	—

Total Distributions	(2.98)		(1.39)		(0.13)	(0.07)	(0.08)	(0.04)

Net asset value, end of the period	$26.02		$28.14		$25.33	$20.65	$15.85	$16.58

Total return(d)	2.92	%(e)	17.07	%(b)	23.41%	30.78%	(4.00)%	2.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$17,667		$16,958		$15,158	$9,104	$8,996	$10,226
Net expenses	1.69	%(f)	1.71%		1.72%	1.73%	1.73%	1.71%
Gross expenses	1.69	%(f)	1.71%		1.72%	1.73%	1.73%	1.71%
Net investment income	0.30	%(f)	1.15	%(b)	0.55%	0.70%	0.33%	0.81	%(c)
Portfolio turnover rate	12%		28%		24%	25%	29%	54%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.08, total return would have been 16.11% and the ratio of net investment income to average net assets would have been 0.28%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01 and the ratio of net investment income to average net assets would have been 0.09%.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class N
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$28.58		$25.65		$22.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.63	(b)	0.25
Net realized and unrealized gain (loss)	0.83		3.94		2.81

Total from Investment Operations	1.03		4.57		3.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.63)		(0.34)		—
Net realized capital gains	(2.67)		(1.30)		—

Total Distributions	(3.30)		(1.64)		—

Net asset value, end of the period	$26.31		$28.58		$25.65

Total return	3.50	%(c)	18.43	%(b)	13.55	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$609,343		$392,811		$260,643
Net expenses	0.57	%(d)	0.57%		0.57	%(d)
Gross expenses	0.57	%(d)	0.57%		0.57	%(d)
Net investment income	1.47	%(d)	2.28	%(b)	1.50	%(d)
Portfolio turnover rate	12%		28%		24%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.39, total return would have been 17.48% and the ratio of net investment income to average net assets would have been 1.43%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$28.58		$25.65		$20.91	$16.08	$16.82	$16.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.60	(b)	0.36	0.32	0.25	0.31	(c)
Net realized and unrealized gain (loss)	0.84		3.94		4.72	4.78	(0.73)	0.23

Total from Investment Operations	1.01		4.54		5.08	5.10	(0.48)	0.54

LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)		(0.31)		(0.34)	(0.27)	(0.26)	(0.19)
Net realized capital gains	(2.67)		(1.30)		—	—	—	—

Total Distributions	(3.25)		(1.61)		(0.34)	(0.27)	(0.26)	(0.19)

Net asset value, end of the period	$26.34		$28.58		$25.65	$20.91	$16.08	$16.82

Total return	3.43	%(d)	18.27	%(b)	24.65%	32.05%	(3.05)%	3.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$935,409		$1,303,492		$1,513,807	$1,240,093	$957,584	$788,937
Net expenses	0.69	%(e)	0.71%		0.72%	0.73%	0.74%	0.71%
Gross expenses	0.69	%(e)	0.71%		0.72%	0.73%	0.74%	0.71%
Net investment income	1.25	%(e)	2.19	%(b)	1.56%	1.68%	1.34%	1.86	%(c)
Portfolio turnover rate	12%		28%		24%	25%	29%	54%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.35, total return would have been 17.32% and the ratio of net investment income to average net assets would have been 1.28%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.18 and the ratio of net investment income to average net assets would have been 1.08%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Value Fund—Admin Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Period Ended September 30, 2010*
Net asset value, beginning of the period	$28.34		$25.51		$20.79	$16.00	$16.74	$16.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.30	(b)	0.24	0.22	0.17	0.18	(c)
Net realized and unrealized gain (loss)	0.82		4.07		4.71	4.77	(0.73)	(0.16)

Total from Investment Operations	0.93		4.37		4.95	4.99	(0.56)	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)		(0.24)		(0.23)	(0.20)	(0.18)	—
Net realized capital gains	(2.67)		(1.30)		—	—	—	—

Total Distributions	(3.18)		(1.54)		(0.23)	(0.20)	(0.18)	—

Net asset value, end of the period	$26.09		$28.34		$25.51	$20.79	$16.00	$16.74

Total return	3.19	%(d)	17.68	%(b)	24.08%	31.43%	(3.48)%	0.12	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$322		$268		$12	$2	$1	$1
Net expenses	1.19	%(e)	1.21%		1.19%	1.24%	1.17%	1.29	%(e)
Gross expenses	1.19	%(e)	1.21%		1.19%	1.24%	1.17%	1.29	%(e)
Net investment income	0.81	%(e)	1.07	%(b)	1.01%	1.17%	0.90%	1.59	%(c)(e)
Portfolio turnover rate	12%		28%		24%	25%	29%	54%

*	From commencement of Class operations on February 1, 2010 through September 30, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27, total return would have been 16.73% and the ratio of net investment income to average net assets would have been 0.96%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05 and the ratio of net investment income to average net assets would have been 0.50%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  52

Notes to Financial Statements

March 31, 2015 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Global Equity and Income Fund (the “Global Equity and Income Fund”)

Loomis Sayles Growth Fund (the “Growth Fund”)

Loomis Sayles Value Fund (the “Value Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. In addition, Growth Fund and Value Fund offer Class N shares and Value Fund offers Admin Class shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders of Growth Fund and Value Fund may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Class N and Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Growth Fund and Value Fund Class A, Class B, Class C and Admin Class (for Value Fund) collectively, and

53  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Class N individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not

|  54

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As March 31, 2015, approximately 24% of the market value of Global Equity and Income Fund’s investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities. Additionally, two securities held by the Fund for which market quotations were not readily available as of March 31, 2015 were fair valued pursuant to procedures approved by the Board of Trustees, amounting to less than 0.1% of net assets.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

55  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a

|  56

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Due to Brokers.  Transactions and positions in certain forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. The due to brokers balance in the Statement of Assets and Liabilities for Global Equity and Income Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

f.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2015 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

57  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gains tax reclass, foreign currency gains and losses, paydown gains and losses, contingent payment debt instruments, return of capital and capital gain distributions received, deferred Trustees’ fees, trust preferred securities and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, contingent payment debt instruments and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2014 was as follows:

	2014 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Equity and Income Fund	$23,348,919	$11,468,716	$34,817,635
Growth Fund	1,924,183	—	1,924,183
Value Fund	23,545,450	99,015,045	122,560,495

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2014, the capital loss carryforwards were as follows:

	Global Equity and Income Fund	Growth Fund	Value Fund
Capital loss carryforward:
Expires
September 30, 2017	$—	$(11,593,528)	$—
September 30, 2018	—	(34,679,944)	—

Total capital loss carryforward	$—	$(46,273,472)	$—

|  58

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2015, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

i.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2015, none of the Funds had loaned securities under this agreement.

j.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

59  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015, at value:

Global Equity and Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$17,337,222	$—	$17,337,222
China	18,815,820	18,602,895	—	37,418,715
Denmark	—	19,044,333	—	19,044,333
France	—	9,539,982	—	9,539,982
Germany	—	20,393,360	—	20,393,360
Hong Kong	—	19,809,867	—	19,809,867
India	16,476,017	22,524,636	—	39,000,653
Italy	—	15,094,666	—	15,094,666
Japan	—	51,315,408	—	51,315,408
Netherlands	—	10,493,328	—	10,493,328
Sweden	—	17,405,662	—	17,405,662
Switzerland	—	25,210,793	—	25,210,793
United Kingdom	—	47,334,309	—	47,334,309
All Other Common Stocks(a)	526,571,511	—	—	526,571,511

Total Common Stocks	561,863,348	294,106,461	—	855,969,809

|  60

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Global Equity and Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$887,340	$956,247	$1,843,587
United States	35,735	170,476,140	2,393,829	172,905,704
All Other Non-Convertible Bonds(a)	—	164,255,042	—	164,255,042

Total Non-Convertible Bonds	35,735	335,618,522	3,350,076	339,004,333

Convertible Bonds(a)	—	9,263,591	—	9,263,591
Municipals(a)	—	518,858	—	518,858

Total Bonds and Notes	35,735	345,400,971	3,350,076	348,786,782

Senior Loans(a)	—	4,418,030	—	4,418,030
Preferred Stocks
Non-Convertible Preferred Stock(a)	348,300	—	—	348,300
Convertible Preferred Stocks(a)	113,326	127,315	—	240,641

Total Preferred Stocks	461,626	127,315	—	588,941

Short-Term Investments	—	23,864,100	—	23,864,100

Total Investments	562,360,709	667,916,877	3,350,076	1,233,627,662

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,022,945	—	1,022,945

Total	$562,360,709	$668,939,822	$3,350,076	$1,234,650,607

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized appreciation)	$—	$(386,838)	$—	$(386,838)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A preferred stock valued at $45,080 was transferred from Level 1 to Level 2 during the period ended March 31, 2015. At September 30, 2014, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At March 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

61  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,083,872,155	$—	$—	$1,083,872,155
Short-Term Investments	—	18,830,437	—	18,830,437

Total	$1,083,872,155	$18,830,437	$—	$1,102,702,592

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,740,173,334	$—	$—	$1,740,173,334
Short-Term Investments	—	62,386,305	—	62,386,305

Total	$1,740,173,334	$62,386,305	$—	$1,802,559,639

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or March 31, 2015:

Global Equity and Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$—	$—	$7,862	$948,385
Korea	4,567,994	—	18,693	(43,564)	—
United States	2,546,713	964	7,649	(676)	—

Total	$7,114,707	$964	$26,342	$(36,378)	$948,385

|  62

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Global Equity and Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$—	$—	$956,247	$7,862
Korea	(911,424)	—	(3,631,699)	—	—
United States	(160,821)	—	—	2,393,829	16,855

Total	$(1,072,245)	$—	$(3,631,699)	$3,350,076	$24,717

A debt security valued at $3,631,699 was transferred from Level 3 to Level 2 during the period ended March 31, 2015. At September 30, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that Global Equity and Income Fund used during the period include forward foreign currency contracts.

Global Equity and Income Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

63  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

The following is a summary of derivative instruments for Global Equity and Income Fund as of March 31, 2015, as reflected within the Statements of Assets and Liabilities

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,022,945

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$386,838

Transactions in derivative instruments for Global Equity and Income Fund during the six months ended March 31, 2015 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Foreign currency transactions[1]
Foreign exchange contracts	$(702,507)

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency transactions[1]
Foreign exchange contracts	$(46,952)

[1]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

The volume of forward foreign currency contract activity, as a percentage of net assets, for Global Equity and Income Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2015:

Global Equity and Income Fund	Forwards
Average Notional Amount Outstanding	5.99%
Highest Notional Amount Outstanding	6.91%
Lowest Notional Amount Outstanding	5.36%
Notional Amount Outstanding as of March 31, 2015	6.91%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

Global Equity and Income Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

65  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

As of March 31, 2015, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements for Global Equity and Income Fund, by counterparty, are as follows:

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Citibank N.A.	$131,168	$(94,315)	$36,853	$—	$36,853
Credit Suisse International	702,712	(214,170)	488,542	(488,542)	—
Morgan Stanley & Co.	123,739	—	123,739	(123,739)	—
UBS AG	65,326	(65,326)	—	—	—

	$1,022,945	$(373,811)	$649,134	$(612,281)	$36,853

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Citibank N.A.	$(94,315)	$94,315	$—	$—	$—
Credit Suisse International	(214,170)	214,170	—	—	—
UBS AG	(78,353)	65,326	(13,027)	—	(13,027)

	$(386,838)	$373,811	$(13,027)	$—	$(13,027)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on

|  66

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$1,022,945	$36,853

These amounts include cash received as collateral for Global Equity and Income Fund of $1,149,566.

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2015, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Global Equity and Income Fund	$233,599,540	$286,701,044
Growth Fund	193,835,023	272,570,320
Value Fund	240,481,234	810,510,696

For the six months ended March 31, 2015, purchases and sales of U.S. Government/Agency securities by the Global Equity and Income Fund were $41,773,973 and $39,524,481, respectively.

67  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2015, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $2 billion	Over $2 billion
Global Equity and Income Fund	0.75%	0.73%
Growth Fund	0.50%	0.50%
Value Fund	0.50%	0.50%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2016 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y	Admin Class
Global Equity and Income Fund	1.25%	—	2.00%	—	1.00%	—
Growth Fund	1.25%	2.00%	2.00%	0.95%	1.00%	—
Value Fund	1.10%	1.85%	1.85%	0.80%	0.85%	1.35%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  68

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

For the six months ended March 31, 2015, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Global Equity and Income Fund	$4,634,306	$—	$4,634,306	0.75%	0.75%
Growth Fund	2,728,713	—	2,728,713	0.50%	0.50%
Value Fund	5,172,819	—	5,172,819	0.50%	0.50%

No expenses were recovered for any of the Funds during the six months ended March 31, 2015 under the terms of the expense agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”), and Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net

69  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

Under the Admin Class Plan, Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2015, the service and distribution fees for each Fund were as follows:

	Service Fees				Distribution Fees
Fund	Class A	Class B	Class C	Admin Class	Class B	Class C	Admin Class
Global Equity and Income Fund	$296,740	$—	$469,057	$—	$—	$1,407,172	$—
Growth Fund	91,800	398	42,909	—	1,194	128,728	—
Value Fund	498,972	530	21,758	185	1,591	65,273	555

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

|  70

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

For the six months ended March 31, 2015, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Global Equity and Income Fund	$263,631
Growth Fund	232,845
Value Fund	441,572

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Equity and Income Fund	$519,346
Growth Fund	441,747
Value Fund	893,290

As of March 31, 2015, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Equity and Income Fund	$10,763
Growth Fund	9,980

As of March 31, 2015, NGAM Distribution owes the Value Fund $20,141 for overpayments of sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as receivable from distributor)

71  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2015, were as follows:

Fund	Commissions
Global Equity and Income Fund	$247,330
Growth Fund	94,057
Value Fund	31,719

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees on the Statements of Assets and Liabilities.

|  72

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

g.  Affiliated Ownership.  As of March 31, 2015, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Global Equity and Income Fund	1.38%	1.24%	2.62%
Growth Fund	1.15%	2.64%	3.79%
Value Fund	0.84%	1.44%	2.28%

Additionally, as of March 31, 2015, NGAM Advisors held shares of Growth Fund representing less than 0.01% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the Growth Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2016 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2015, NGAM Advisors reimbursed the Fund $73 for transfer agency expenses related to Class N shares.

i.  Payment by Affiliate.  For the six months ended March 31, 2015, Loomis Sayles reimbursed Global Equity and Income Fund $9,621 in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2015, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class B	Class C	Class N	Class Y	Admin Class
Growth Fund	$34,434	$148	$16,077	$73	$457,153	$—
Value Fund	262,882	272	10,961	387	671,107	186

Transfer agent fees and expenses attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

The Global Equity and Income Fund allocates transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

73  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2015, none of the Funds had borrowings under this agreement.

Effective April 16, 2015, the committed unsecured line of credit will be reduced to $150,000,000, and the individual limit of $125,000,000 for each Fund will be eliminated. Therefore, any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). In addition, the commitment fee will increase to 0.15% per annum, payable at the end of each calendar quarter.

9.  Brokerage Commission Recapture.  Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments on the Statements of Operations. For the six months ended March 31, 2015, amounts rebated under these agreements were as follows:

Fund	Rebates
Global Equity and Income Fund	$24,564
Growth Fund	19,069
Value Fund	64,259

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2015, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on

|  74

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Global Equity and Income Fund	—	—	2.62%	2.62%
Growth Fund	1	37.21%	3.79%	41.00%
Value Fund	2	34.69%	2.28%	36.97%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Global Equity and Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,031,099	$38,844,382	4,685,713	$90,264,674
Issued in connection with the reinvestment of distributions	543,357	10,198,816	320,675	6,115,265
Redeemed	(2,052,118)	(39,282,637)	(6,534,023)	(128,000,618)

Net change	522,338	$9,760,561	(1,527,635)	$(31,620,679)

Class C
Issued from the sale of shares	2,057,027	$39,071,168	4,201,270	$80,327,199
Issued in connection with the reinvestment of distributions	555,783	10,348,688	215,331	4,076,209
Redeemed	(2,164,136)	(41,132,539)	(3,650,704)	(70,124,476)

Net change	448,674	$8,287,317	765,897	$14,278,932

Class Y
Issued from the sale of shares	5,304,065	$101,824,895	9,211,425	$180,672,006
Issued in connection with the reinvestment of distributions	1,570,256	29,583,620	680,676	13,034,936
Redeemed	(6,834,027)	(130,324,569)	(8,613,247)	(167,198,779)

Net change	40,294	$1,083,946	1,278,854	$26,508,163

Increase (decrease) from capital share transactions	1,011,306	$19,131,824	517,116	$9,166,416

75  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,704,280	$26,771,547	3,007,220	$27,233,233
Issued in connection with the reinvestment of distributions	32,331	321,374	6,400	55,872
Redeemed	(1,205,226)	(11,713,521)	(2,503,981)	(22,914,837)

Net change	1,531,385	$15,379,400	509,639	$4,374,268

Class B
Issued from the sale of shares	14	$133	2,541	$20,382
Issued in connection with the reinvestment of distributions	–	–	–	–
Redeemed	(26,568)	(240,813)	(141,955)	(1,161,919)

Net change	(26,554)	$(240,680)	(139,414)	$(1,141,537)

Class C
Issued from the sale of shares	1,099,562	$10,153,665	1,212,100	$10,078,324
Issued in connection with the reinvestment of distributions	–	–	–	–
Redeemed	(355,419)	(3,236,588)	(571,652)	(4,797,966)

Net change	744,143	$6,917,077	640,448	$5,280,358

Class N
Issued from the sale of shares	—	$–	0 *	$1
Issued in connection with the reinvestment of distributions	1	7	0 *	3
Redeemed	–	–	–	–

Net change	1	$7	0 *	$4

Class Y
Issued from the sale of shares	22,942,843	$239,243,860	49,660,184	$483,150,619
Issued in connection with the reinvestment of distributions	466,503	4,921,604	174,623	1,617,014
Redeemed	(9,516,237)	(100,332,467)	(13,014,287)	(124,084,003)
Redeemed in-kind (Note 13)	(23,009,100)	(238,604,371)	–	–

Net change	(9,115,991)	$(94,771,374)	36,820,520	$360,683,630

Increase (decrease) from capital share transactions	(6,867,016)	$(72,715,570)	37,831,193	$369,196,723

*	Amount rounds to less than one share.

|  76

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,290,229	$34,744,367	15,747,402	$429,600,872
Issued in connection with the reinvestment of distributions	2,328,152	61,602,905	579,679	15,129,608
Redeemed	(14,779,772)	(394,720,363)	(2,644,187)	(72,446,851)

Net change	(11,161,391)	$(298,373,091)	13,682,894	$372,283,629

Class B
Issued from the sale of shares	107	$2,889	1,447	$38,410
Issued in connection with the reinvestment of distributions	1,203	32,793	1,686	44,736
Redeemed	(14,194)	(397,018)	(24,118)	(659,371)

Net change	(12,884)	$(361,336)	(20,985)	$(576,225)

Class C
Issued from the sale of shares	99,397	$2,687,987	116,820	$3,134,859
Issued in connection with the reinvestment of distributions	46,757	1,229,709	21,199	550,342
Redeemed	(69,758)	(1,868,158)	(133,849)	(3,668,131)

Net change	76,396	$2,049,538	4,170	$17,070

Class N
Issued from the sale of shares	10,649,983	$297,017,473	4,027,342	$109,873,134
Issued in connection with the reinvestment of distributions	2,770,273	73,439,957	680,270	17,775,466
Redeemed	(4,003,278)	(104,111,343)	(1,123,644)	(30,658,707)

Net change	9,416,978	$266,346,087	3,583,968	$96,989,893

Class Y
Issued from the sale of shares	4,834,242	$131,440,293	9,269,260	$253,687,659
Issued in connection with the reinvestment of distributions	4,074,597	108,180,554	3,181,533	83,197,088
Redeemed	(19,006,247)	(522,103,310)	(25,850,524)	(708,914,565)

Net change	(10,097,408)	$(282,482,463)	(13,399,731)	$(372,029,818)

Admin Class
Issued from the sale of shares	2,971	$80,112	10,291	$280,894
Issued in connection with the reinvestment of distributions	8	209	4	96
Redeemed	(67)	(1,797)	(1,317)	(36,879)

Net change	2,912	$78,524	8,978	$244,111

Increase (decrease) from capital share transactions	(11,775,397)	$(312,742,741)	3,859,294	$96,928,660

77  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

13.  Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. The Growth Fund realized a gain of $74,984,028 on redemptions in-kind during the six months ended March 31, 2015. This amount is included in realized gain (loss) on the Statements of Operations.

|  78

SEMIANNUAL REPORT

March 31, 2015

Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles International Bond Fund

Loomis Sayles Limited Term Government

and Agency Fund

Portfolio Review  page 1

Portfolio of Investments  page 9

Financial Statements  page  57

Notes to Financial Statements  page 78

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols
Peter W. Palfrey, CFA®	Class A	NEFRX
Richard G. Raczkowski	Class B	NERBX
Loomis, Sayles & Company, L.P.	Class C	NECRX
	Class N	NERNX
	Class Y	NERYX

Objective

The Fund seeks high total investment return through a combination of current income and capital appreciation

Average Annual Total Returns — March 31, 20153

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 11/7/73)
NAV	1.03%	3.27%	6.40%	6.52%	—%
With 4.50% Maximum Sales Charge	-3.51	-1.40	5.42	6.03	—

Class B (Inception 9/13/93)
NAV	0.69	2.50	5.59	5.73	—
With CDSC[1]	-4.26	-2.49	5.27	5.73	—

Class C (Inception 12/30/94)
NAV	0.66	2.43	5.59	5.72	—
With CDSC[1]	-0.33	1.44	5.59	5.72

Class N (Inception 2/1/13)
NAV	1.18	3.57	—	—	3.13

Class Y (Inception 12/30/94)
NAV	1.15	3.50	6.67	6.79	—

Comparative Performance
Barclays U.S. Aggregate Bond Index[2]	3.43	5.72	4.41	4.93	2.89

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	NEFHX
Elaine M. Stokes	Class B	NEHBX
Loomis, Sayles & Company, L.P.	Class C	NEHCX
	Class Y	NEHYX

Objective

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return

Average Annual Total Returns — March 31, 20154

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 2/22/84)
NAV	1.02%	2.88%	7.44%	7.38%
With 4.50% Maximum Sales Charge	-3.50	-1.71	6.44	6.89

Class B (Inception 9/20/93)
NAV	0.59	2.03	6.62	6.58
With CDSC[2]	-4.23	-2.78	6.34	6.58

Class C (Inception 3/2/98)
NAV	0.64	2.11	6.67	6.59
With CDSC[2]	-0.33	1.14	6.67	6.59

Class Y (Inception 2/29/08)[1]
NAV	1.15	3.15	7.72	7.56

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index[3]	1.49	2.00	8.59	8.18

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to the inception of Class Y shares (2/29/08), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

LOOMIS SAYLES INTERNATIONAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA®, CIC	Class A	LSIAX
David W. Rolley, CFA®	Class C	LSICX
Lynda L. Schweitzer, CFA®	Class Y	LSIYX
Scott M. Service, CFA®*
Loomis, Sayles & Company, L.P.

*	Scott M. Service became a co-portfolio manager of the Fund effective December 1, 2014.

Objective

The Fund seeks high total investment return through a combination of high current income and capital appreciation

Average Annual Total Returns — March 31, 20153

	6 Months	1 Year	5 Years	Life of Fund

Class A (Inception 2/1/08)
NAV	-8.31%	-11.45%	1.32%	2.34%
With 4.50% Maximum Sales Charge	-12.44	-15.39	0.40	1.68

Class C (Inception 2/1/08)
NAV	-8.67	-12.12	0.55	1.56
With CDSC[1]	-9.57	-12.98	0.55	1.56

Class Y (Inception 2/1/08)
NAV	-8.18	-11.12	1.60	2.59

Comparative Performance
Barclays Global Aggregate ex-USD Bond Index[2]	-7.49	-10.08	0.76	1.43

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays Global Aggregate ex-USD Bond Index is an unmanaged index that provides a broad-based measure of the international investment-grade fixed-rate debt markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3  |

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols
Christopher T. Harms	Class A	NEFLX
Clifton V. Rowe, CFA®	Class B	NELBX
Kurt L. Wagner, CFA®, CIC	Class C	NECLX
Loomis, Sayles & Company, L.P.	Class Y	NELYX

Objective

The Fund seeks a high current return consistent with preservation of capital

Average Annual Total Returns — March 31, 20153

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 1/3/89)
NAV	1.05%	1.66%	2.01%	3.53%
With 3.00% Maximum Sales Charge	-1.99	-1.38	1.38	3.22

Class B (Inception 9/27/93)
NAV	0.59	0.82	1.23	2.75
With CDSC[1]	-4.41	-4.17	0.86	2.75

Class C (Inception 12/30/94)
NAV	0.67	0.91	1.25	2.76
With CDSC[1]	-0.33	-0.09	1.25	2.76

Class Y (Inception 3/31/94)
NAV	1.09	1.83	2.25	3.79

Comparative Performance
Barclays U.S. 1-5 Year Government Bond Index[2]	1.33	1.82	1.74	3.26

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index that includes U.S. Treasury and agency securities with remaining maturities of one to five years.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  4

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-months ended June 30, 2014 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2014 through March 31, 2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/31/2015
Class A
Actual	$1,000.00	$1,010.30	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	$3.73
Class B
Actual	$1,000.00	$1,006.90	$7.46
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49
Class C
Actual	$1,000.00	$1,006.60	$7.45
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49
Class N
Actual	$1,000.00	$1,011.80	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.12
Class Y
Actual	$1,000.00	$1,011.50	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	$2.47

*	Expenses are equal to the Fund’s annualized expense ratio: 0.74%, 1.49%, 1.49%, 0.42% and 0.49% for Class A, B, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/31/2015
Class A
Actual	$1,000.00	$1,010.20	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59
Class B
Actual	$1,000.00	$1,005.90	$9.30
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.35
Class C
Actual	$1,000.00	$1,006.40	$9.30
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.35
Class Y
Actual	$1,000.00	$1,011.50	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.33

*	Expenses are equal to the Fund’s annualized expense ratio: 1.11%, 1.86%, 1.86% and 0.86% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

LOOMIS SAYLES INTERNATIONAL BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/31/2015
Class A
Actual	$1,000.00	$916.90	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$913.30	$8.59
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class Y
Actual	$1,000.00	$918.20	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80% and 0.80% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/31/2015
Class A
Actual	$1,000.00	$1,010.50	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93
Class B
Actual	$1,000.00	$1,005.90	$7.65
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	$7.70
Class C
Actual	$1,000.00	$1,006.70	$7.65
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	$7.70
Class Y
Actual	$1,000.00	$1,010.90	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.29	$2.67

*	Expenses are equal to the Fund’s annualized expense ratio: 0.78%, 1.53%, 1.53% and 0.53% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  8

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 95.5% of Net Assets
	ABS Car Loan — 3.1%
$8,905,000	Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/2019	$8,932,249
3,722,000	AmeriCredit Automobile Receivables, Series 2012-5, Class B, 1.120%, 11/08/2017	3,731,871
1,430,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, 4.000%, 5/08/2017	1,441,314
2,355,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	2,362,416
1,860,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,860,009
3,170,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.180%, 6/08/2020	3,169,157
2,040,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	2,047,030
4,415,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	4,458,519
2,525,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	2,545,230
17,010,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	17,009,864
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,967,252
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,533,513
2,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	2,891,997
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	2,014,806
111,260	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	111,790
27,685,000	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	27,701,306
630,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class A, 1.550%, 10/15/2021, 144A	629,211
11,380,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class B, 2.670%, 9/15/2022, 144A	11,393,508
2,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 2.000%, 7/15/2022, 144A	2,000,902
10,810,000	DT Auto Owner Trust, Series 2014-3A, Class C, 3.040%, 9/15/2020, 144A	10,908,501
1,986,976	Exeter Automobile Receivables Trust, Series 2013-2A, Class A, 1.490%, 11/15/2017, 144A	1,990,590
5,000,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	5,021,530
38,560,000	Exeter Automobile Receivables Trust, Series 2015-1A, Class A, 1.600%, 6/17/2019, 144A	38,581,054
9,285,000	First Investors Auto Owner Trust, Series 2014-3A, Class A3, 1.670%, 11/16/2020, 144A	9,302,270

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$4,208,725	Flagship Credit Auto Trust, Series 2014-2, Class A, 1.430%, 12/16/2019, 144A	$4,205,139
6,445,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 4/16/2018	6,505,441
885,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class D, 3.640%, 5/15/2018	910,391
3,385,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,432,613
2,090,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	2,120,223
2,875,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	2,892,230
11,035,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.330%, 11/15/2019	11,083,046
3,185,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.130%, 8/17/2020	3,190,794
3,490,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/2020	3,520,946
7,170,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	7,210,862

		208,677,574

	ABS Credit Card — 0.0%
480,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	503,743

	ABS Home Equity — 0.2%
4,615,946	Colony American Homes, Series 2014-1A, Class A, 1.327%, 5/17/2031, 144A(b)	4,581,008
244,569	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	249,203
5,976,267	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(b)	5,731,850

		10,562,061

	ABS Other — 0.9%
9,660,000	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	9,753,412
5,766,521	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	5,759,151
1,385,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	1,381,440
19,945,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	20,125,702
8,615,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,661,693
8,675,833	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	8,833,812
10,096,042	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A	10,224,514

		64,739,724

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Student Loan — 0.1%
$2,069,232	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	$2,107,445
7,086,804	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	7,128,701

		9,236,146

	Aerospace & Defense — 0.3%
4,400,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	4,147,000
3,965,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	3,722,144
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,573,425
4,000,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	4,170,000
3,765,000	Textron, Inc., 3.875%, 3/01/2025	3,889,429

		17,501,998

	Airlines — 0.1%
3,110,067	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	3,265,975
987,117	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	1,058,683

		4,324,658

	Automotive — 2.7%
665,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	684,950
1,285,000	Ford Motor Credit Co. LLC, 2.375%, 1/16/2018	1,307,236
25,270,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	25,563,562
5,360,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	5,360,541
4,180,000	Ford Motor Credit Co. LLC, 2.597%, 11/04/2019	4,235,109
7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,598,332
28,680,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	33,323,866
12,800,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	15,068,186
5,585,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017(c)	6,202,500
29,910,000	General Motors Co., 5.000%, 4/01/2035	31,915,226
25,920,000	General Motors Co., 5.200%, 4/01/2045	28,131,909
6,600,000	General Motors Co., 6.250%, 10/02/2043	8,085,409
8,160,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018(c)	9,180,000
4,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	4,450,626

		182,107,452

	Banking — 7.9%
3,000,000	Ally Financial, Inc., 3.250%, 2/13/2018	2,970,000
18,380,000	Ally Financial, Inc., 3.500%, 1/27/2019	18,150,250
42,690,000	Ally Financial, Inc., 3.750%, 11/18/2019	42,209,737
5,000,000	Ally Financial, Inc., 4.750%, 9/10/2018	5,143,750
2,330,000	Ally Financial, Inc., 6.250%, 12/01/2017	2,481,450
20,680,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	21,300,400
15,875,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,207,946
12,810,000	Bangkok Bank PCL, 2.750%, 3/27/2018, 144A	12,994,438
40,540,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	41,925,657
2,418,000	Bangkok Bank PCL, 4.800%, 10/18/2020, 144A	2,660,891

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$6,845,000	Bank of America Corp., 2.650%, 4/01/2019	$6,974,603
2,500,000	Bank of America Corp., 5.650%, 5/01/2018	2,773,170
51,405,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(d)	58,024,936
18,785,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	19,301,587
15,125,000	Citigroup, Inc., 2.500%, 9/26/2018	15,421,450
2,255,000	Citigroup, Inc., 3.375%, 3/01/2023	2,310,989
30,735,000	Citigroup, Inc., 4.050%, 7/30/2022	32,243,412
5,230,000	Citigroup, Inc., 6.125%, 5/15/2018	5,886,375
8,510,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	8,802,514
18,315,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	21,380,162
3,985,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	4,651,141
13,465,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	17,680,259
3,035,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,622,215
1,985,000	Hana Bank, 4.250%, 6/14/2017, 144A	2,092,377
14,240,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	14,476,939
9,100,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	10,009,709
29,620,000	JPMorgan Chase & Co., 4.500%, 1/24/2022(c)	32,740,171
4,350,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,975,782
17,520,000	Morgan Stanley, 3.700%, 10/23/2024	18,266,037
18,120,000	Morgan Stanley, 5.750%, 1/25/2021	21,152,074
14,560,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	16,547,338
11,630,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	13,491,568
14,000,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	14,722,176
5,155,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,863,050
12,665,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	13,393,238

		532,847,791

	Building Materials — 0.1%
5,810,000	Owens Corning, 4.200%, 12/01/2024	5,991,638
2,860,000	USG Corp., 5.500%, 3/01/2025, 144A	2,917,200

		8,908,838

	Cable Satellite — 1.9%
2,383,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	2,406,830
3,935,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021	4,028,456
18,670,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	19,090,075
7,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	7,271,250
2,965,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	3,113,250
5,925,000	DISH DBS Corp., 5.000%, 3/15/2023	5,760,878
26,175,000	DISH DBS Corp., 5.875%, 11/15/2024	26,207,719
21,385,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	21,935,963
4,080,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	4,686,867
2,743,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	3,280,655
8,750,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	10,988,661
10,935,000	Virgin Media Finance PLC, 5.750%, 1/15/2025, 144A	11,348,343
2,825,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	3,008,625
2,535,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2021	2,706,113
382,000	Virgin Media Secured Finance PLC, 5.375%, 4/15/2021, 144A	400,623

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$5,000,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	$5,181,250

		131,415,558

	Chemicals — 1.4%
29,365,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A(c)	26,167,151
4,375,000	Methanex Corp., 3.250%, 12/15/2019	4,476,032
15,185,000	Methanex Corp., 5.250%, 3/01/2022	16,453,525
9,440,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	9,251,200
11,565,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A(c)	12,519,113
15,520,000	PolyOne Corp., 5.250%, 3/15/2023	16,102,000
4,560,000	RPM International, Inc., 3.450%, 11/15/2022	4,541,988
3,685,000	RPM International, Inc., 6.125%, 10/15/2019	4,211,715

		93,722,724

	Collateralized Mortgage Obligations — 0.3%
762,974	Government National Mortgage Association, Series 2010-H20, Class AF, 0.501%, 10/20/2060(b)	759,267
586,026	Government National Mortgage Association, Series 2010-H24, Class FA, 0.521%, 10/20/2060(b)	582,349
559,090	Government National Mortgage Association, Series 2011-H06, Class FA, 0.621%, 2/20/2061(b)	559,094
5,383,467	Government National Mortgage Association, Series 2012-H12, Class FA, 0.721%, 4/20/2062(b)	5,404,726
661,338	Government National Mortgage Association, Series 2012-H18, Class NA, 0.691%, 8/20/2062(b)	663,963
3,543,995	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	3,545,738
4,581,713	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	4,613,872
1,928,855	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	1,929,665

		18,058,674

	Consumer Cyclical Services — 0.3%
16,655,000	Alibaba Group Holding Ltd., 4.500%, 11/28/2034, 144A	16,785,692
4,480,000	IHS, Inc., 5.000%, 11/01/2022, 144A	4,499,712
2,165,000	Service Corp. International, 5.375%, 1/15/2022	2,262,425

		23,547,829

	Consumer Products — 0.1%
1,930,000	Avon Products, Inc., 5.350%, 3/15/2020	1,754,370
3,620,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	4,036,962

		5,791,332

	Diversified Manufacturing — 0.5%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,538,968
35,280,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	34,575,952

		36,114,920

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — 1.7%
$18,345,000	AES Corp. (The), 3.262%, 6/01/2019(b)	$18,253,275
2,200,000	AES Corp. (The), 7.375%, 7/01/2021	2,442,000
35,105,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.750%, 11/01/2019, 144A	36,333,675
19,700,000	EDP Finance BV, 5.250%, 1/14/2021, 144A	21,353,618
3,485,000	Empresa Nacional de Electricidad S.A., 4.250%, 4/15/2024	3,611,478
12,390,000	FirstEnergy Corp., 2.750%, 3/15/2018	12,688,487
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,070,600
15,420,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	15,466,260
1,725,000	Transelec S.A., 4.250%, 1/14/2025, 144A	1,759,705
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,626,244

		117,605,342

	Finance Companies — 4.0%
26,245,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019, 144A	26,368,089
3,665,000	Aircastle Ltd., 5.500%, 2/15/2022	3,898,644
4,770,000	CIT Group, Inc., 5.250%, 3/15/2018	4,936,950
21,505,000	CIT Group, Inc., 5.375%, 5/15/2020	22,634,012
21,755,000	CIT Group, Inc., 5.500%, 2/15/2019, 144A	22,625,200
13,125,000	International Lease Finance Corp., 3.875%, 4/15/2018	13,321,875
2,750,000	International Lease Finance Corp., 5.750%, 5/15/2016	2,858,625
16,438,000	International Lease Finance Corp., 5.875%, 4/01/2019	17,835,230
2,450,000	International Lease Finance Corp., 5.875%, 8/15/2022	2,719,500
11,320,000	International Lease Finance Corp., 6.250%, 5/15/2019(c)	12,367,100
4,635,000	Navient Corp., 5.875%, 3/25/2021	4,617,619
22,585,000	Navient LLC, 4.875%, 6/17/2019	22,528,538
21,615,000	Navient LLC, MTN, 5.500%, 1/15/2019	22,047,300
1,100,000	Navient LLC, MTN, 6.000%, 1/25/2017	1,157,063
11,180,000	Navient LLC, MTN, 6.125%, 3/25/2024(c)	10,732,800
6,560,000	Navient LLC, MTN, 6.250%, 1/25/2016	6,756,800
14,840,000	Navient LLC, MTN, 8.000%, 3/25/2020	16,473,884
120,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	120,000
55,470,000	Springleaf Finance Corp., 5.250%, 12/15/2019	54,845,962
3,135,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,150,675

		271,995,866

	Financial Other — 0.4%
30,910,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	28,775,664

	Food & Beverage — 0.6%
8,760,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	8,549,760
9,775,000	Constellation Brands, Inc., 3.750%, 5/01/2021	9,994,937
3,500,000	Constellation Brands, Inc., 3.875%, 11/15/2019	3,605,000
1,340,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	1,189,250
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,686,313
10,630,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	11,546,837

		38,572,097

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — 6.8%
$2,355,000	Abu Dhabi National Energy Co. PJSC, 2.500%, 1/12/2018, 144A	$2,389,336
9,135,000	CEZ AS, 5.625%, 4/03/2042, 144A	10,771,435
17,995,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	19,123,988
17,400,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	18,161,267
18,760,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	21,570,286
1,665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	1,777,388
23,975,000	Export-Import Bank of Korea, 2.875%, 1/21/2025	24,057,498
1,600,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	2,373,627
35,905,000	Federal National Mortgage Association, 6.625%, 11/15/2030	54,040,364
5,345,000	Federal National Mortgage Association, 7.250%, 5/15/2030	8,476,769
6,310,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	8,962,598
18,085,000	OCP S.A., 5.625%, 4/25/2024, 144A	19,667,437
1,290,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	1,270,774
2,895,000	Ooredoo International Finance Ltd., 4.750%, 2/16/2021, 144A	3,187,279
2,965,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	3,624,119
45,975,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A(d)	44,653,219
3,720,000	Pertamina Persero PT, 6.000%, 5/03/2042, 144A	3,768,360
8,395,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	9,024,625
41,020,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	33,222,098
7,260,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	6,427,714
8,325,000	Petroleos Mexicanos, 3.125%, 1/23/2019	8,491,500
1,210,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,258,400
30,375,000	Petroleos Mexicanos, 3.500%, 7/23/2020, 144A	31,058,437
35,007,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	31,956,910
66,590,000	Tennessee Valley Authority, 3.500%, 12/15/2042(d)	67,841,426
6,630,000	Tennessee Valley Authority, 4.875%, 1/15/2048	8,290,537
11,350,000	Tennessee Valley Authority, 5.250%, 9/15/2039	14,861,656

		460,309,047

	Healthcare — 1.3%
5,475,000	Halyard Health, Inc., 6.250%, 10/15/2022, 144A	5,735,063
1,580,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,708,296
5,690,000	HCA, Inc., 5.375%, 2/01/2025	5,967,387
2,915,000	HCA, Inc., 5.875%, 5/01/2023	3,148,200
27,340,000	HCA, Inc., 7.500%, 2/15/2022	31,885,275
575,000	HCA, Inc., 7.500%, 12/15/2023	653,344
17,665,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020, 144A	18,956,753
4,451,000	Omnicare, Inc., 4.750%, 12/01/2022	4,595,658
2,124,000	Omnicare, Inc., 5.000%, 12/01/2024	2,219,580
3,200,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,535,763
10,029,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	10,229,580
2,845,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,990,806

		91,625,705

	Home Construction — 0.1%
8,630,000	KB Home, 4.750%, 5/15/2019	8,435,825

	Hybrid ARMs — 0.0%
128,442	FNMA, 1.910%, 2/01/2037(b)	135,387

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — 1.4%
$5,060,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	$4,769,050
10,973,000	Newfield Exploration Co., 5.375%, 1/01/2026	11,084,102
10,875,000	Newfield Exploration Co., 5.750%, 1/30/2022	11,337,187
9,826,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	10,194,475
14,100,000	QEP Resources, Inc., 5.250%, 5/01/2023	13,818,000
3,945,000	QEP Resources, Inc., 5.375%, 10/01/2022	3,875,963
9,830,000	Range Resources Corp., 5.000%, 8/15/2022	9,780,850
12,000,000	SM Energy Co., 5.000%, 1/15/2024	11,298,000
11,610,000	SM Energy Co., 6.125%, 11/15/2022, 144A	11,551,950
4,170,000	SM Energy Co., 6.500%, 1/01/2023	4,253,400
1,000,000	SM Energy Co., 6.625%, 2/15/2019	1,012,500

		92,975,477

	Industrial Other — 0.6%
6,131,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	6,715,713
5,987,000	CBRE Services, Inc., 5.000%, 3/15/2023	6,256,415
9,170,000	Deluxe Corp., 6.000%, 11/15/2020(c)	9,674,350
17,370,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	17,008,704

		39,655,182

	Integrated Energy — 0.2%
23,225,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	15,328,500

	Leisure — 0.2%
10,320,000	Regal Entertainment Group, 5.750%, 3/15/2022	10,552,200

	Media Entertainment — 0.9%
66,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	3,771,811
31,592,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	34,830,180
4,284,000	Myriad International Holdings BV, 6.375%, 7/28/2017, 144A	4,621,365
18,985,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	19,103,656

		62,327,012

	Metals & Mining — 1.4%
1,280,000	APERAM S.A., 7.750%, 4/01/2018, 144A	1,329,600
20,915,000	ArcelorMittal, 7.500%, 3/01/2041	21,751,600
4,630,000	ArcelorMittal, 7.750%, 10/15/2039	4,861,500
5,280,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.875%, 2/15/2023	5,603,400
27,840,000	Freeport-McMoRan, Inc., 2.375%, 3/15/2018	27,703,500
10,535,000	Goldcorp, Inc., 2.125%, 3/15/2018	10,604,320
2,675,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	2,407,500
5,460,000	Samarco Mineracao S.A., 5.375%, 9/26/2024, 144A	5,119,296
11,500,000	Samarco Mineracao S.A., 5.750%, 10/24/2023, 144A	11,091,750
3,000,000	Steel Dynamics, Inc., 5.125%, 10/01/2021, 144A	3,018,750
1,445,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	1,463,063

		94,954,279

	Midstream — 2.3%
11,050,000	El Paso Pipeline Partners Operating Co. LLC, 4.300%, 5/01/2024	11,249,839
3,545,000	Energy Transfer Partners LP, 5.950%, 10/01/2043	3,910,497

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — continued
$23,745,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	$26,289,633
9,345,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	10,840,079
1,635,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,944,638
3,565,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,907,023
5,035,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	5,381,428
17,315,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	19,040,197
10,810,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	11,242,400
343,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	354,147
12,031,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	13,053,635
22,580,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	22,467,100
1,345,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	1,385,350
7,200,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	7,461,000
14,860,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	14,781,242

		153,308,208

	Mortgage Related — 14.6%
3,949,712	FHLMC, 3.000%, 11/01/2042	4,039,817
14,757,522	FHLMC, 3.500%, with various maturities in 2043(e)	15,545,512
2,258,935	FHLMC, 4.000%, 8/01/2043	2,413,118
207,176	FHLMC, 5.500%, with various maturities from 2018 to 2040(e)	230,690
26,084	FHLMC, 6.000%, 6/01/2035	29,999
32,681,091	FNMA, 3.000%, with various maturities from 2043 to 2045(e)	33,443,476
83,342,020	FNMA, 3.500%, with various maturities from 2042 to 2045(e)	87,748,905
8,309,355	FNMA, 4.000%, 8/01/2042	8,929,637
3,835,711	FNMA, 4.500%, with various maturities from 2041 to 2043(e)	4,198,586
528,206	FNMA, 6.000%, with various maturities from 2016 to 2037(e)	603,259
36,364	FNMA, 6.500%, with various maturities from 2029 to 2036(e)	41,858
58,481	FNMA, 7.000%, with various maturities in 2030(e)	66,670
53,395	FNMA, 7.500%, with various maturities from 2024 to 2032(e)	62,163
6,410,000	FNMA (TBA), 2.500%, 4/01/2030(f)	6,583,270
307,150,000	FNMA (TBA), 3.500%, 5/01/2045(f)	321,823,612
306,285,000	FNMA (TBA), 4.000%, 5/01/2045(f)	326,959,207
24,650,000	FNMA (TBA), 4.500%, 5/01/2045(f)	26,824,216
730,708	GNMA, 2.118%, 9/20/2063(b)	781,592
177,989	GNMA, 4.144%, 1/20/2063	194,186
156,521	GNMA, 4.323%, 5/20/2063	172,135
202,734	GNMA, 4.423%, 7/20/2063	224,508
1,050,934	GNMA, 4.499%, 12/20/2062	1,153,821
644,772	GNMA, 4.515%, 7/20/2063	714,857
1,117,482	GNMA, 4.522%, 8/20/2062	1,222,606
628,868	GNMA, 4.524%, 5/20/2063	697,520
5,269,580	GNMA, 4.527%, 1/20/2065	6,054,373

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$4,840,332	GNMA, 4.533%, 6/20/2064	$5,522,479
1,120,480	GNMA, 4.538%, 11/20/2062	1,230,304
6,045,526	GNMA, 4.544%, 12/20/2064	6,930,404
15,856,278	GNMA, 4.546%, 11/20/2062	17,413,079
3,180,892	GNMA, 4.551%, 1/20/2065	3,653,099
20,262,656	GNMA, 4.556%, 12/20/2061(c)	21,942,917
7,540,277	GNMA, 4.575%, 10/20/2064	8,643,201
5,228,011	GNMA, 4.581%, 2/20/2065	5,979,538
4,662,089	GNMA, 4.587%, 12/20/2063	5,240,062
2,759,440	GNMA, 4.604%, 6/20/2062	3,014,301
7,132,418	GNMA, 4.608%, 2/20/2065	8,195,594
2,204,470	GNMA, 4.616%, with various maturities from 2061 to 2062(e)	2,404,444
3,289,151	GNMA, 4.627%, with various maturities from 2061 to 2064(e)	3,616,578
7,991,638	GNMA, 4.650%, 1/20/2061	8,547,289
4,714,801	GNMA, 4.653%, 1/20/2064	5,367,806
908,911	GNMA, 4.668%, 5/20/2062	988,574
7,416,369	GNMA, 4.673%, with various maturities from 2062 to 2064(e)	8,497,704
8,862,818	GNMA, 4.676%, 4/20/2062	9,677,798
1,018,136	GNMA, 4.698%, 7/20/2061	1,094,254
698,876	GNMA, 4.700%, 10/20/2061	753,794
4,281,849	GNMA, 4.701%, 1/20/2064	4,900,611
674,688	GNMA, 5.500%, 4/15/2038	761,551
148,947	GNMA, 6.000%, with various maturities from 2029 to 2038(e)	171,525
94,891	GNMA, 6.500%, with various maturities from 2029 to 2032(e)	109,067
105,696	GNMA, 7.000%, with various maturities from 2025 to 2029(e)	113,665
40,465	GNMA, 7.500%, with various maturities from 2025 to 2030(e)	46,026
11,372	GNMA, 8.000%, 11/15/2029	11,570
37,154	GNMA, 8.500%, with various maturities from 2017 to 2023(e)	37,648
975	GNMA, 9.000%, with various maturities in 2016(e)	979
2,384,072	Government National Mortgage Association, 4.631%, 10/20/2062	2,612,597

		988,238,051

	Non-Agency Commercial Mortgage-Backed Securities — 5.3%
3,680,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	3,664,838
66,863	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.597%, 4/10/2049(b)	66,891
1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.587%, 4/10/2049(b)	1,768,266
1,051,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A5, 5.377%, 6/10/2049	1,129,674
1,745,000	Barclays Commercial Mortgage Securities, Series 2015-SLP, Class A, 1.285%, 2/15/2028, 144A(b)	1,742,395
113,791	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.656%, 6/11/2040(b)	115,020
921,793	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.134%, 12/10/2049(b)	1,007,433
36,539,975	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.798%, 12/10/2049(b)	39,709,854

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$8,236,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class D, 2.177%, 6/11/2027, 144A(b)	$8,219,660
12,295,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.022%, 10/15/2031, 144A(b)(g)	12,295,000
1,885,000	Commercial Mortgage Trust, Series 2014-KYO, Class B, 1.477%, 6/11/2027, 144A(b)	1,880,431
13,225,000	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.575%, 6/15/2034, 144A(b)	13,224,352
6,010,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049(b)	6,402,892
2,434,447	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.903%, 9/15/2039(b)	2,607,105
10,865,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	11,668,662
5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 5.971%, 2/15/2041(b)	6,344,277
3,161,500	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.558%, 11/10/2046, 144A(b)	3,474,960
1,500,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.125%, 2/15/2027, 144A(b)	1,496,070
3,295,000	GP Portfolio Trust, Series 2014-GPP, Class D, 2.926%, 2/15/2027, 144A(b)	3,300,269
407,399	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.785%, 7/10/2038(b)	422,245
38,415,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	40,535,431
6,050,130	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	6,520,364
26,902,253	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.796%, 8/10/2045(b)	29,051,905
10,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.372%, 8/15/2027, 144A(b)(c)	9,999,610
19,821,193	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	20,876,354
2,278,323	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,422,796
6,492,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.775%, 6/15/2049(b)	6,941,889
374,813	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	397,387
4,110,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 1.522%, 7/15/2031, 144A(b)	4,118,335
2,205,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 2.272%, 7/15/2031, 144A(b)	2,194,498
7,205,193	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	7,684,065
14,150,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	15,140,585

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$9,795,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.874%, 8/12/2049(b)	$10,621,786
5,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	5,360,425
1,092,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.671%, 4/12/2049(b)	1,092,599
1,900,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	2,031,260
4,620,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.686%, 4/15/2049(b)	4,954,359
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.654%, 6/11/2042(b)	330,673
1,054,372	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.270%, 1/11/2043(b)	1,171,665
10,200,000	Motel 6 Trust, Series 2015-MTL6, Class B, 3.298%, 2/05/2030, 144A	10,294,360
11,435,000	Motel 6 Trust, Series 2015-MTL6, Class C, 3.644%, 2/05/2030, 144A	11,539,653
7,270,000	SCG Trust, Series 2013-SRP1, Class B, 2.672%, 11/15/2026, 144A(b)	7,261,894
873,356	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	918,354
9,325,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	9,905,164
13,839,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.500%, 4/15/2047	14,880,509
2,511,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	2,700,043
9,750,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.584%, 11/15/2043, 144A(b)	10,677,527

		360,163,784

	Oil Field Services — 1.5%
10,697,000	Ensco PLC, 4.500%, 10/01/2024	10,368,110
8,185,000	Ensco PLC, 5.750%, 10/01/2044	7,927,328
2,535,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,439,654
3,557,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,542,377
23,950,000	Nabors Industries, Inc., 5.100%, 9/15/2023	22,936,077
17,580,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	5,801,400
14,145,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	4,703,212
8,820,000	Rowan Cos., Inc., 4.750%, 1/15/2024	8,346,525
14,645,000	Rowan Cos., Inc., 4.875%, 6/01/2022	14,075,866
1,330,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,483,217
2,430,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	1,458,000
7,280,000	Transocean, Inc., 3.800%, 10/15/2022	5,312,129
575,000	Transocean, Inc., 6.375%, 12/15/2021	483,719
17,240,000	Transocean, Inc., 6.500%, 11/15/2020	14,460,050

		103,337,664

	Packaging — 0.3%
5,345,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	5,451,900
5,275,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	5,499,188
7,925,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	8,816,562

		19,767,650

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Paper — 0.3%
$6,920,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	$7,277,708
3,755,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	3,970,154
9,670,000	Rock-Tenn Co., 4.000%, 3/01/2023	10,178,584
2,060,000	Rock-Tenn Co., 4.900%, 3/01/2022	2,270,042

		23,696,488

	Pharmaceuticals — 1.3%
12,405,000	Actavis Funding SCS, 4.550%, 3/15/2035	12,929,955
15,000,000	Actavis Funding SCS, 4.750%, 3/15/2045	15,942,840
21,185,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	22,005,919
760,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	794,200
13,390,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	13,490,425
16,615,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	16,864,225
3,270,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	3,294,525

		85,322,089

	Property & Casualty Insurance — 0.1%
3,285,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	3,699,902

	Refining — 0.7%
14,520,000	Phillips 66, 5.875%, 5/01/2042	17,297,066
34,456,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	33,516,144

		50,813,210

	Retailers — 1.1%
11,677,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	12,114,887
18,330,000	GameStop Corp., 5.500%, 10/01/2019, 144A	18,925,725
22,806,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A(d)	23,521,265
8,235,000	SACI Falabella, 3.750%, 4/30/2023, 144A	8,218,234
7,830,000	SACI Falabella, 4.375%, 1/27/2025, 144A	8,070,365
1,125,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	1,200,937

		72,051,413

	Sovereigns — 0.9%
3,475,000	Colombia Government International Bond, 4.000%, 2/26/2024	3,582,725
32,735,000	Indonesia Government International Bond, 5.250%, 1/17/2042, 144A	34,330,831
18,334,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	22,642,490

		60,556,046

	Supranational — 1.6%
58,475,000	Inter-American Development Bank, 5.250%, 7/19/2016, (BRL)	17,140,061
55,370,000	International Bank for Reconstruction & Development, 2.625%, 11/07/2016, (MXN)	3,594,267
13,630,000	International Bank for Reconstruction & Development, 4.000%, 8/16/2018, (MXN)	896,514
4,560,000	International Bank for Reconstruction & Development, Series GDIf, 9.500%, 3/02/2017, (BRL)	1,400,055
23,690,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	7,096,868
79,895,000	International Finance Corp., GMTN, 10.000%, 6/12/2017, (BRL)(d)	24,630,255
174,305,000	International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	54,439,763

		109,197,783

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — 1.9%
$3,145,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	$3,216,580
4,046,000	Equifax, Inc., 7.000%, 7/01/2037	5,235,447
17,530,000	Hewlett-Packard Co., 2.750%, 1/14/2019	17,971,826
3,730,000	KLA-Tencor Corp., 3.375%, 11/01/2019	3,873,251
36,120,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	36,752,100
69,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	79,036
340,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	420,112
6,105,000	Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	6,134,731
3,515,000	Tencent Holdings Ltd., 2.875%, 2/11/2020, 144A	3,540,565
7,029,000	Tencent Holdings Ltd., 3.375%, 3/05/2018, 144A	7,269,026
46,145,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	47,812,173

		132,304,847

	Tobacco — 0.6%
11,820,000	Reynolds American, Inc., 4.750%, 11/01/2042	12,192,023
3,205,000	Reynolds American, Inc., 6.150%, 9/15/2043	3,960,047
18,555,000	Reynolds American, Inc., 7.250%, 6/15/2037	24,447,975

		40,600,045

	Treasuries — 18.0%
23,007,646(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	157,832,587
915,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	20,576,242
277,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	6,568,680
901,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	23,230,481
38,935,000	U.S. Treasury Bond, 2.500%, 2/15/2045	38,576,058
12,290,000	U.S. Treasury Bond, 3.000%, 11/15/2044	13,466,190
41,260,000	U.S. Treasury Bond, 3.375%, 5/15/2044	48,335,430
9,780,000	U.S. Treasury Bond, 3.625%, 2/15/2044	11,958,339
12,290,000	U.S. Treasury Bond, 3.750%, 11/15/2043	15,352,901
31,133,526	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(h)	31,658,905
106,546,269	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(c)(h)	125,233,525
134,050,670	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(c)(h)	133,998,256
246,085,000	U.S. Treasury Note, 0.375%, 3/15/2016	246,335,022
107,175,000	U.S. Treasury Note, 0.500%, 11/30/2016	107,225,265
15,000,000	U.S. Treasury Note, 0.500%, 1/31/2017	15,001,170
157,000,000	U.S. Treasury Note, 0.625%, 12/31/2016	157,380,254
6,610,000	U.S. Treasury Note, 1.250%, 10/31/2018	6,645,634
7,240,000	U.S. Treasury Note, 1.250%, 4/30/2019	7,249,050
25,000,000	U.S. Treasury Note, 1.625%, 12/31/2019	25,318,350
11,445,000	U.S. Treasury Note, 2.000%, 2/15/2025	11,517,424
12,950,000	U.S. Treasury Note, 2.500%, 5/15/2024	13,603,574
5,000,000	U.S. Treasury Note, 3.125%, 5/15/2021	5,443,360

		1,222,506,697

	Wireless — 1.5%
1,475,000	American Tower Corp., 4.700%, 3/15/2022	1,581,879
16,595,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	17,935,428
1,910,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A	2,103,387
17,355,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	17,433,097

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$11,460,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	$11,544,025
3,165,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	4,110,734
27,160,000	Softbank Corp., 4.500%, 4/15/2020, 144A	27,737,150
11,980,000	Sprint Capital Corp., 6.875%, 11/15/2028	10,991,650
6,225,000	Ymobile Corp., 8.250%, 4/01/2018, 144A	6,481,781

		99,919,131

	Wirelines — 4.0%
3,380,000	Axtel SAB de CV, 9.000%, 1/31/2020, 144A	3,003,806
9,610,000	CenturyLink, Inc., 5.625%, 4/01/2020	10,090,500
7,175,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	7,307,379
41,423,000	Embarq Corp., 7.995%, 6/01/2036	49,256,089
8,680,000	Frontier Communications Corp., 6.875%, 1/15/2025	8,593,200
9,885,000	Frontier Communications Corp., 7.125%, 1/15/2023	10,107,412
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,602,562
5,820,000	Frontier Communications Corp., 8.500%, 4/15/2020	6,532,950
13,565,000	Frontier Communications Corp., 8.750%, 4/15/2022	15,057,150
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	444,050
7,790,000	Level 3 Financing, Inc., 5.625%, 2/01/2023, 144A	8,004,225
525,000	Oi S.A., 5.750%, 2/10/2022, 144A	428,138
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,263,844
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,125,000
4,029,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,547,685
26,306,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	30,063,391
16,044,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	14,014,434
17,288,000	Verizon Communications, Inc., 2.625%, 2/21/2020	17,588,120
41,745,000	Verizon Communications, Inc., 4.400%, 11/01/2034(c)	42,523,711
8,580,000	Verizon Communications, Inc., 5.050%, 3/15/2034	9,316,499
25,905,000	Windstream Corp., 7.500%, 4/01/2023	24,739,275

		270,609,420

	Total Bonds and Notes (Identified Cost $6,495,000,329)	6,477,401,033

Senior Loans — 1.3%
	Automotive — 0.0%
277,200	KAR Auction Services, Inc., Term Loan B2, 3.500%, 3/11/2021(b)	277,375
2,531,353	Visteon Corp., Delayed Draw Term Loan B, 3.500%, 4/09/2021(b)	2,526,087

		2,803,462

	Cable Satellite — 0.1%
3,612,653	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(b)	3,597,082

	Diversified Manufacturing — 0.0%
2,987,735	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(b)	2,614,269

	Electric — 0.1%
5,387,519	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(b)	5,368,447

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Food & Beverage — 0.1%
$11,682,000	Aramark Services, Inc., USD Term Loan F, 3.250%, 2/24/2021(b)	$11,652,795

	Industrial Other — 0.1%
4,493,206	Allison Transmission, Inc., New Term Loan B3, 8/23/2019(i)	4,491,544

	Leisure — 0.1%
3,543,150	Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/2020(b)	3,557,075

	Lodging — 0.2%
11,915,095	Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 6/27/2020(b)	11,890,312

	Midstream — 0.2%
6,263,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(b)	6,157,343
7,689,232	Energy Transfer Equity LP, 2015 Term Loan, 4.000%, 12/02/2019(b)	7,664,242

		13,821,585

	Pharmaceuticals — 0.1%
2,295,613	Valeant Pharmaceuticals International, Delayed Draw Term Loan B F2, 3/10/2022(i)	2,305,254
2,997,050	Valeant Pharmaceuticals International, Term Loan B F1, 3/13/2022(i)	3,009,638

		5,314,892

	Technology — 0.1%
4,780,448	GXS Group, Inc., Term Loan B, 3.250%, 1/16/2021(b)	4,793,594

	Wirelines — 0.2%
6,668,152	CWC Cayman Finance Ltd., Secured Term Loan, 5.500%, 4/28/2017(b)	6,668,152
11,729,000	Level 3 Financing, Inc., Incremental Term Loan B5, 4.500%, 1/31/2022(b)	11,784,009

		18,452,161

	Total Senior Loans (Identified Cost $88,396,212)	88,357,218

Shares
Preferred Stocks — 0.2%
	Banking — 0.0%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,818,414
266	Ally Financial, Inc., Series G, 7.000%, 144A	271,694

		2,090,108

	Cable Satellite — 0.2%
8,945,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(c)	9,483,489

	Finance Companies — 0.0%
5,510	SLM Corp., Series A, 6.970%	272,249

	Total Preferred Stocks (Identified Cost $10,954,336)	11,845,846

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 13.3%
$337,509	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2015 at 0.000% to be repurchased at $337,509 on 4/01/2015 collateralized by $338,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $344,341 including accrued interest (Note 2 of Notes to Financial Statements)	$337,509
875,326,709	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $875,326,952 on 4/01/2015 collateralized by $1,800,000 Federal Farm Credit Banks, 1.000% due 9/25/2017 valued at $1,804,500; $5,430,000 Federal Home Loan Mortgage Corp., 1.000% due 9/27/2017 valued at $5,443,575; $11,995,000 U.S. Treasury Note, 1.875% due 9/30/2017 valued at $12,324,863; $816,920,000 U.S. Treasury Note, 2.625% due 11/15/2020 valued at $873,083,250; $170,000 U.S. Treasury Note, 3.500% due 2/15/2018 valued at $183,340 (Note 2 of Notes to Financial Statements)	875,326,709
27,925,000	U.S. Treasury Bills, 0.228%, 2/04/2016(j)	27,875,852

	Total Short-Term Investments (Identified Cost $903,534,759)	903,540,070

	Total Investments — 110.3% (Identified Cost $7,497,885,636)(a)	7,481,144,167
	Other assets less liabilities — (10.3)%	(697,084,815)

	Net Assets — 100.0%	$6,784,059,352

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2015, the net unrealized depreciation on investments based on a cost of $7,504,946,625 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$85,162,415
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(108,964,873)

	Net unrealized depreciation	$(23,802,458)

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(f)	Delayed delivery. See Note 2 of Notes to Financial Statements.
(g)	Illiquid security. At March 31, 2015, the value of this security amounted to $12,295,000 or 0.2% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Position is unsettled. Contract rate was not determined at March 31, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $1,686,267,152 or 24.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	18.0%
Mortgage Related	14.6
Banking	7.9
Government Owned – No Guarantee	6.8
Non-Agency Commercial Mortgage-Backed Securities	5.3
Wirelines	4.2
Finance Companies	4.0
ABS Car Loan	3.1
Automotive	2.7
Midstream	2.5
Cable Satellite	2.2
Technology	2.0
Other Investments, less than 2% each	23.7
Short-Term Investments	13.3

Total Investments	110.3
Other assets less liabilities	(10.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 78.2% of Net Assets
Non-Convertible Bonds — 70.9%
	ABS Home Equity — 3.2%
$223,887	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.878%, 9/25/2045(b)	$215,618
300,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.750%, 6/17/2031, 144A(b)	292,424
170,956	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	180,970
258,987	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	264,960
155,567	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	154,185
304,545	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.620%, 7/25/2037, 144A(b)	215,359
195,406	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	200,288
45,833	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.663%, 2/25/2035(b)	44,412
101,679	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.781%, 11/25/2034(b)	100,072
95,442	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036	96,931
89,577	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.568%, 5/25/2035(b)	86,196
81,936	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	71,694
502,870	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	505,147
259,100	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	175,151
316,589	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.444%, 4/25/2035(b)	273,893
247,680	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.625%, 11/20/2035(b)	232,571
67,746	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	68,057
382,128	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.730%, 6/19/2035(b)	369,715
293,809	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 2.979%, 7/19/2035(b)	278,690
72,561	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.815%, 12/25/2034(b)	69,907
503,976	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.690%, 9/25/2035(b)	506,560
169,463	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	142,735
92,048	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 4.446%, 3/25/2036(b)	73,502
363,831	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.674%, 1/25/2036(b)(c)	243,802
139,376	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	136,083
468,596	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.682%, 3/25/2035(b)	412,414

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$450,470	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	$357,612
93,493	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.878%, 5/25/2036(b)	84,527
293,265	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	300,954
544,451	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.942%, 1/25/2047(b)	489,727
105,412	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.888%, 4/25/2047(b)	91,743

		6,735,899

	ABS Other — 0.4%
308,155	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	311,021
139,525	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	149,659
450,000	Springleaf Funding Trust, Series 2014-AA, Class C, 4.450%, 12/15/2022, 144A	450,789

		911,469

	Aerospace & Defense — 2.0%
125,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	130,313
355,000	KLX, Inc., 5.875%, 12/01/2022, 144A	354,112
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,526,250
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,008,000
620,000	TransDigm, Inc., 6.000%, 7/15/2022	620,000
515,000	TransDigm, Inc., 6.500%, 7/15/2024	517,575

		4,156,250

	Airlines — 0.2%
3,168	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	3,288
124,368	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	129,358
192,809	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	197,148

		329,794

	Automotive — 0.4%
620,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	609,150
310,000	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021, 144A	317,750

		926,900

	Banking — 1.5%
2,100,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	618,508
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	714,260
65,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(d)	69,717
740,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(d)	795,367
800,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	900,877

		3,098,729

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Brokerage — 0.5%
$1,075,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	$999,750

	Building Materials — 2.1%
890,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	747,600
695,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	736,700
486,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	493,290
50,000	Masco Corp., 6.500%, 8/15/2032	53,500
345,000	Masco Corp., 7.750%, 8/01/2029	400,200
245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	259,088
1,000,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	835,000
900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	208,676
555,000	Vulcan Materials Co., 4.500%, 4/01/2025	563,325

		4,297,379

	Cable Satellite — 4.0%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	818,850
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	479,750
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	439,675
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,581
250,000	CCOH Safari LLC, 5.500%, 12/01/2022	255,625
245,000	CCOH Safari LLC, 5.750%, 12/01/2024	252,350
895,000	DISH DBS Corp., 5.125%, 5/01/2020	901,713
1,620,000	DISH DBS Corp., 5.875%, 11/15/2024	1,622,025
155,000	Numericable-SFR, 5.375%, 5/15/2022, 144A, (EUR)	174,180
515,000	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, 5.000%, 1/15/2025, 144A	520,150
1,485,000	Unitymedia KabelBW GmbH, 6.125%, 1/15/2025, 144A	1,570,387
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	278,250
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	516,525
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	388,594
130,000	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(e)	133,088

		8,366,743

	Chemicals — 1.5%
265,000	Braskem Finance Ltd., 6.450%, 2/03/2024	255,725
535,000	Eagle Spinco, Inc., 4.625%, 2/15/2021	528,981
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,391,088
1,125,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	1,029,375

		3,205,169

	Consumer Cyclical Services — 1.2%
515,000	IHS, Inc., 5.000%, 11/01/2022, 144A	517,266
732,000	ServiceMaster Co. LLC (The), 7.000%, 8/15/2020	777,750
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,108,687

		2,403,703

	Electric — 1.7%
520,000	AES Corp. (The), 5.500%, 4/15/2025	514,800
525,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/2022, 144A	551,906
390,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	403,650

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — continued
$1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(f)	$1,807,618
12,608	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	13,396
255,000	TerraForm Power Operating LLC, 5.875%, 2/01/2023, 144A	264,563

		3,555,933

	Environmental — 0.2%
335,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	338,769

	Finance Companies — 5.0%
1,680,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021, 144A	1,736,700
685,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.000%, 10/01/2021, 144A	726,956
130,000	Aircastle Ltd., 5.500%, 2/15/2022	138,288
910,000	CIT Group, Inc., 3.875%, 2/19/2019	900,900
65,000	CIT Group, Inc., 5.000%, 8/15/2022	66,706
545,000	CIT Group, Inc., 5.000%, 8/01/2023	558,625
600,000	iStar Financial, Inc., 4.000%, 11/01/2017	592,500
505,000	iStar Financial, Inc., 5.000%, 7/01/2019	505,000
1,015,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	959,175
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	601,088
870,000	Navient Corp., 5.000%, 10/26/2020	853,687
200,000	Navient Corp., 5.875%, 3/25/2021	199,250
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	448,050
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	514,350
445,000	Springleaf Finance Corp., 5.250%, 12/15/2019	439,994
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,215,450

		10,456,719

	Financial Other — 0.8%
695,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	708,031
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	185,400
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	836,160

		1,729,591

	Food & Beverage — 0.9%
1,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	461,061
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	156,037
605,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	710,875
480,000	WhiteWave Foods Co. (The), 5.375%, 10/01/2022	516,000

		1,843,973

	Gaming — 1.4%
100,000	GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/2018	102,750
740,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020	758,500
725,000	MGM Resorts International, 6.000%, 3/15/2023	744,938
1,205,000	MGM Resorts International, 6.750%, 10/01/2020	1,292,362

		2,898,550

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — 0.8%
$530,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	$499,684
129,850(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	808,673
465,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	424,486

		1,732,843

	Health Insurance — 0.5%
1,025,000	WellCare Health Plans, Inc., 5.750%, 11/15/2020	1,076,250

	Healthcare — 4.5%
360,000	Amsurg Corp., 5.625%, 7/15/2022	368,100
315,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	283,106
405,000	Catamaran Corp., 4.750%, 3/15/2021	450,056
1,330,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	1,421,437
155,000	Fresenius Medical Care U.S. Finance II, Inc., 4.125%, 10/15/2020, 144A	157,616
145,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	151,888
170,000	HCA, Inc., 7.050%, 12/01/2027	181,050
655,000	HCA, Inc., 7.500%, 12/15/2023	744,244
145,000	HCA, Inc., 7.500%, 11/06/2033	156,600
590,000	HCA, Inc., 7.690%, 6/15/2025	666,700
480,000	HCA, Inc., 8.360%, 4/15/2024	566,400
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	918,400
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	558,775
305,000	LifePoint Hospitals, Inc., 5.500%, 12/01/2021	319,487
80,000	Omnicare, Inc., 4.750%, 12/01/2022	82,600
65,000	Omnicare, Inc., 5.000%, 12/01/2024	67,925
540,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	529,200
310,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	307,675
635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	587,375
720,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	756,900

		9,275,534

	Home Construction — 2.5%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(g)	24,120
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	645,000
500,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	527,500
1,855,000	Pulte Group, Inc., 6.000%, 2/15/2035(f)	1,845,725
925,000	Standard Pacific Corp., 5.875%, 11/15/2024	950,437
70,000	Standard Pacific Corp., 8.375%, 1/15/2021	81,025
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(g)	22,100
1,100,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(g)	121,550
915,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	893,269

		5,110,726

	Independent Energy — 7.0%
205,000	American Energy-Permian Basin LLC/AEPB Finance Corp., 7.125%, 11/01/2020, 144A	156,313
490,000	Antero Resources Corp., 5.125%, 12/01/2022	470,400
90,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	82,575
840,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	768,600

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$370,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	$340,400
620,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	602,950
75,000	California Resources Corp., 5.000%, 1/15/2020, 144A	67,688
845,000	California Resources Corp., 5.500%, 9/15/2021, 144A	749,684
380,000	California Resources Corp., 6.000%, 11/15/2024, 144A	333,450
550,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	515,625
280,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	289,100
315,000	Cimarex Energy Co., 4.375%, 6/01/2024	312,637
70,000	Concho Resources, Inc., 5.500%, 10/01/2022	70,525
125,000	Concho Resources, Inc., 5.500%, 4/01/2023	125,925
335,000	Continental Resources, Inc., 3.800%, 6/01/2024	308,783
215,000	Continental Resources, Inc., 4.500%, 4/15/2023	208,664
115,000	Halcon Resources Corp., 8.875%, 5/15/2021	79,925
490,000	Halcon Resources Corp., 9.750%, 7/15/2020	345,450
220,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	205,700
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	377,200
60,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	55,500
265,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	249,762
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	609,375
485,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	480,150
400,000	QEP Resources, Inc., 5.250%, 5/01/2023	392,000
520,000	QEP Resources, Inc., 5.375%, 10/01/2022	510,900
1,000,000	Rex Energy Corp., 6.250%, 8/01/2022, 144A	672,500
150,000	Rex Energy Corp., 8.875%, 12/01/2020	117,000
1,025,000	Rice Energy, Inc., 6.250%, 5/01/2022	999,375
155,000	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 8/01/2021, 144A	147,250
1,435,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	1,352,487
330,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	331,650
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	296,587
70,000	Sanchez Energy Corp., 7.750%, 6/15/2021	67,900
920,000	SM Energy Co., 5.000%, 1/15/2024	866,180
35,000	SM Energy Co., 6.125%, 11/15/2022, 144A	34,825
395,000	Southwestern Energy Co., 4.950%, 1/23/2025	401,748
115,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	103,788
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	54,038
455,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	451,587

		14,606,196

	Industrial Other — 0.3%
265,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	274,275
330,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	351,450

		625,725

	Integrated Energy — 0.4%
100,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	58,250
800,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	528,000
580,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	341,156

		927,406

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Leisure — 0.3%
$655,000	24 Hour Holdings III LLC, 8.000%, 6/01/2022, 144A	$556,750

	Media Entertainment — 0.6%
1,000,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,052,500
151,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	147,225

		1,199,725

	Metals & Mining — 2.3%
1,395,000	ArcelorMittal, 7.500%, 3/01/2041(f)	1,450,800
795,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	719,475
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	182,658
460,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	340,400
460,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	399,050
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	161,437
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	249,075
1,260,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,210,674

		4,713,569

	Midstream — 3.9%
1,015,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.250%, 4/01/2023, 144A	1,025,150
200,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	204,000
270,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/2024	276,048
230,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/2020	241,500
55,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	57,475
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	396,900
445,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	447,225
405,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	437,400
295,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	320,075
385,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	379,225
385,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	387,526
455,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025, 144A	449,881
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	439,344
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	885,912
408,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	405,960
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	24,062
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	309,000
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	100,500

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — continued
$300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	$314,250
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	15,713
355,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	365,650
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	373,050
180,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023, 144A	183,600

		8,039,446

	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)(f)	1,732,810
805,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(b)	826,861
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	130,499
525,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.671%, 4/12/2049(b)	559,444

		3,249,614

	Oil Field Services — 0.3%
285,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	81,225
435,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	143,550
905,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	300,912
35,000	Parker Drilling Co., 6.750%, 7/15/2022	27,781
155,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	117,800
40,000	Transocean, Inc., 3.800%, 10/15/2022	29,188

		700,456

	Packaging — 0.8%
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	794,638
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	770,156

		1,564,794

	Pharmaceuticals — 1.3%
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A(f)	1,599,675
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	560,475
145,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	152,794
70,000	Valeant Pharmaceuticals International, Inc., 7.500%, 7/15/2021, 144A	75,709
335,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	337,512

		2,726,165

	Property & Casualty Insurance — 0.4%
786,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	805,650

	Retailers — 1.6%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	43,200
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	492,637
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	229,088
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	40,425

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Retailers — continued
$280,000	Family Tree Escrow LLC, 5.750%, 3/01/2023, 144A	$294,700
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	1,068,637
280,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022, 144A	280,700
255,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	240,975
245,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	240,100
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	317,200
135,000	Toys R Us, Inc., 7.375%, 10/15/2018	92,138

		3,339,800

	Supermarkets — 0.4%
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	773,713
140,000	SUPERVALU, Inc., 7.750%, 11/15/2022	149,100

		922,813

	Supranational — 1.9%
30,700,000	European Bank for Reconstruction & Development, GMTN, 6.000%, 3/03/2016, (INR)	488,325
458,000,000	International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)	736,812
21,150,000	International Bank for Reconstruction & Development, Series GDIF, 5.000%, 5/24/2017, (INR)	330,407
100,890,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	1,680,177
2,175,000	International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	679,306

		3,915,027

	Technology — 4.0%
2,500,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029(f)	2,525,000
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,949,300
550,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	528,000
445,000	BMC Software Finance, Inc., 8.125%, 7/15/2021, 144A	407,175
330,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	329,588
430,000	Equinix, Inc., 4.875%, 4/01/2020	443,975
480,000	Equinix, Inc., 5.375%, 1/01/2022	500,400
260,000	First Data Corp., 10.625%, 6/15/2021	295,750
187,000	iGATE Corp., 4.750%, 4/15/2019	188,169
215,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	222,256
515,000	Open Text Corp., 5.625%, 1/15/2023, 144A	534,312
440,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A	421,300

		8,345,225

	Transportation Services — 0.4%
275,000	APL Ltd., 8.000%, 1/15/2024(h)	236,500
550,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	555,489

		791,989

	Treasuries — 4.3%
165,000(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)	1,082,283
131,500(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	902,091

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
116,500(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	$871,348
184,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	1,566,596
10,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	237,136
120,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)(f)	3,093,960
1,050,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	320,769
2,250,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	757,861

		8,832,044

	Wireless — 1.7%
100,000	Altice S.A., 7.250%, 5/15/2022, 144A, (EUR)	112,041
355,000	Altice S.A., 7.625%, 2/15/2025, 144A	355,666
785,000	Altice S.A., 7.750%, 5/15/2022, 144A	798,247
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	379,152
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	398,249
800,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A(g)	40,000
786,000	Sprint Capital Corp., 6.875%, 11/15/2028	721,155
370,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	381,563
180,000	Wind Acquisition Finance S.A., 4.071%, 7/15/2020, 144A, (EUR)(b)	193,061
200,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	200,500

		3,579,634

	Wirelines — 2.1%
332,000	Axtel SAB de CV, 9.000%, 1/31/2020, 144A	295,048
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	720,863
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	123,500
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	21,865
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	433,350
705,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	723,964
1,090,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	1,163,575
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	369,150
35,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	39,463
85,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	99,238
450,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	471,375

		4,461,391

	Total Non-Convertible Bonds (Identified Cost $150,254,666)	147,354,092

Convertible Bonds — 7.3%
	Construction Machinery — 0.8%
1,055,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,648,438

	Consumer Cyclical Services — 1.4%
465,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	553,350
400,000	Jarden Corp., 1.125%, 3/15/2034	475,000
505,000	KB Home, 1.375%, 2/01/2019	482,906
645,000	Lennar Corp., 3.250%, 11/15/2021, 144A	1,438,753

		2,950,009

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Energy — 0.6%
$420,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$402,412
945,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	759,544
680,000	Peabody Energy Corp., 4.750%, 12/15/2066	228,854

		1,390,810

	Pharmaceuticals — 2.0%
58,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	86,311
239,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	361,936
829,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021	958,013
340,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	1,464,763
285,000	Mylan, Inc., 3.750%, 9/15/2015	1,267,003

		4,138,026

	REITs—Mortgage — 0.2%
310,000	iStar Financial, Inc., 3.000%, 11/15/2016	367,156

	Retailers — 0.4%
490,000	Priceline Group, Inc. (The), 0.350%, 6/15/2020	559,213
200,000	Priceline Group, Inc. (The), 1.000%, 3/15/2018	266,875

		826,088

	Technology — 1.8%
95,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	99,928
1,155,000	Ciena Corp., 3.750%, 10/15/2018, 144A	1,415,597
465,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A	541,144
115,000	Novellus Systems, Inc., 2.625%, 5/15/2041	234,816
105,000	Nuance Communications, Inc., 2.750%, 11/01/2031	104,212
475,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A	681,328
610,000	Rovi Corp., 0.500%, 3/01/2020, 144A	581,406
140,000	SunEdison, Inc., 2.375%, 4/15/2022, 144A	164,150

		3,822,581

	Transportation Services — 0.1%
115,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019	136,203

	Total Convertible Bonds (Identified Cost $12,738,670)	15,279,311

	Total Bonds and Notes (Identified Cost $162,993,336)	162,633,403

Senior Loans — 1.5%
	Construction Machinery — 0.0%
18,579	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	18,208

	Consumer Cyclical Services — 0.2%
499,856	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	486,110

	Media Entertainment — 0.0%
93,847	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	76,016

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — 0.0%
$76,830	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	$59,303

	Other Utility — 0.2%
230,888	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	228,579
12,623	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	12,497
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	92,387

		333,463

	Supermarkets — 0.4%
550,000	Albertson’s Holdings LLC, Term Loan B4, 5.500%, 8/25/2021(b)	554,356
282,580	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	283,286

		837,642

	Transportation Services — 0.1%
99,250	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	98,506

	Wirelines — 0.6%
1,225,000	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,245,421
25,000	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	24,797

		1,270,218

	Total Senior Loans (Identified Cost $3,181,436)	3,179,466

Shares
Preferred Stocks — 5.3%
Convertible Preferred Stocks — 3.8%
	Electric — 0.3%
10,707	NextEra Energy, Inc., 5.889%	700,559

	Food Products — 0.7%
29,354	Tyson Foods, Inc., 4.750%	1,423,082

	Metals & Mining — 0.6%
19,854	Alcoa, Inc., Series 1, 5.375%	870,399
21,500	ArcelorMittal, 6.000%	322,930

		1,193,329

	Pharmaceuticals — 0.9%
1,863	Actavis PLC, Series A, 5.500%	1,885,356

	REITs – Diversified — 0.7%
6,370	Crown Castle International Corp., Series A, 4.500%	667,767
14,399	Weyerhaeuser Co., Series A, 6.375%	787,914

		1,455,681

	REITs – Mortgage — 0.2%
8,025	iStar Financial, Inc., Series J, 4.500%	450,925

	Utility Other — 0.4%
5,356	Dominion Resources, Inc., Series B, 6.000%	302,078
7,126	Dominion Resources, Inc., Series A, 6.125%	400,196

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
	Utility Other — continued
1,424	Dominion Resources, Inc., 6.375%	$68,922

		771,196

	Total Convertible Preferred Stocks (Identified Cost $7,992,870)	7,880,128

Non-Convertible Preferred Stocks — 1.5%
	Banking — 1.2%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%(f)	2,101,196
483	Ally Financial, Inc., Series G, 7.000%, 144A	493,339

		2,594,535

	Finance Companies — 0.3%
12,925	iStar Financial, Inc., Series E, 7.875%	318,860
7,500	iStar Financial, Inc., Series F, 7.800%	184,125
550	iStar Financial, Inc., Series G, 7.650%	13,381

		516,366

	Total Non-Convertible Preferred Stocks (Identified Cost $2,876,042)	3,110,901

	Total Preferred Stocks (Identified Cost $10,868,912)	10,991,029

Common Stocks — 1.3%
	Automobiles — 0.9%
50,658	General Motors Co.	1,899,675

	Oil, Gas & Consumable Fuels — 0.3%
14,882	Kinder Morgan, Inc.	625,937

	Trading Companies & Distributors — 0.1%
2,696	United Rentals, Inc.(i)	245,767

	Total Common Stocks (Identified Cost $2,413,285)	2,771,379

Warrants — 0.1%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(h)(i)(j)	—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(i)	92,299

	Total Warrants (Identified Cost $29,892)	92,299

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 12.1%
$7,989	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2015 at 0.000% to be repurchased at $7,989 on 4/01/2015 collateralized by $8,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $8,235 including accrued interest (Note 2 of Notes to Financial Statements)	$7,989
24,702,565	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $24,702,571 on 4/01/2015 collateralized by $25,135,000 Federal Home Loan Bank, 1.000% due 9/25/2017 valued at $25,197,838 including accrued interest (Note 2 of Notes to Financial Statements)	24,702,565
460,000	U.S. Treasury Bills 0.040%, 2/24/2015(k)(l)	459,907

	Total Short-Term Investments (Identified Cost $25,170,463)	25,170,461

	Total Investments — 98.5% (Identified Cost $204,657,324)(a)	204,838,037
	Other assets less liabilities — 1.5%	3,073,213

	Net Assets — 100.0%	$207,911,250

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $204,836,566 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,150,766
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,149,295)

	Net unrealized appreciation	$1,471

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	Perpetual bond with no specified maturity date.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2015, interest payments were made in cash.
(f)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Illiquid security. At March 31, 2015, the value of these securities amounted to $236,500 or 0.1% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(i)	Non-income producing security.

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

(j)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of this security amounted to less than 0.1% of net assets.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $60,154,254 or 28.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	4/30/2015	Euro	1,300,000	$1,398,338	$66,112
Buy[2]	4/23/2015	Mexican Peso	47,100,000	3,084,250	(55,833)
Sell[2]	4/23/2015	Mexican Peso	47,100,000	3,084,250	138,797

Total					$149,076

1 Counterparty is Bank of America, N.A.

2 Counterparty is UBS AG

At March 31, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/19/2015	46	$5,929,688	$(51,729)
30 Year U.S. Treasury Bond	6/19/2015	16	2,622,000	(23,311)

				$(75,040)

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Industry Summary at March 31, 2015 (Unaudited)

Independent Energy	7.0%
Technology	5.8
Finance Companies	5.3
Healthcare	4.5
Treasuries	4.3
Pharmaceuticals	4.2
Cable Satellite	4.0
Midstream	4.0
ABS Home Equity	3.2
Metals & Mining	2.9
Consumer Cyclical Services	2.8
Wirelines	2.7
Banking	2.7
Home Construction	2.5
Building Materials	2.1
Electric	2.0
Retailers	2.0
Aerospace & Defense	2.0
Other Investments, less than 2% each	22.4
Short-Term Investments	12.1

Total Investments	98.5
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	1.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 97.8% of Net Assets
Non-Convertible Bonds — 97.7%
	Australia — 2.2%
155,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)(b)	$139,748

	Belgium — 4.3%
25,000	Anheuser-Busch InBev NV, EMTN, 1.250%, 3/24/2017, (EUR)	27,422
50,000	Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	82,757
130,000	Belgium Government Bond, 2.250%, 6/22/2023, (EUR)(b)	162,170

		272,349

	Brazil — 0.4%
30,000	Petrobras Global Finance BV, 3.151%, 3/17/2020(c)	25,875

	Canada — 4.9%
125,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	101,118
90,000	Province of Ontario Canada, EMTN, 4.750%, 4/23/2019, (EUR)	114,890
85,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	95,127

		311,135

	Colombia — 0.2%
15,000	Ecopetrol S.A., 4.125%, 1/16/2025	14,361

	Denmark — 1.0%
370,000	Denmark Government Bond, 4.000%, 11/15/2019, (DKK)	63,629

	Finland — 5.6%
40,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)	47,505
210,000	Finland Government Bond, 4.000%, 7/04/2025, 144A, (EUR)(b)	309,485

		356,990

	France — 1.0%
50,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	62,603

	Germany — 12.4%
30,000	BMW Finance NV, 2.375%, 1/24/2023, (EUR)	36,155
110,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)(b)	133,349
325,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	406,124
35,000	Bundesrepublik Deutschland, 4.000%, 1/04/2037, (EUR)	64,428
40,000	Bundesrepublik Deutschland, 4.750%, 7/04/2034, (EUR)	76,715
30,000	Telefonica Deutschland Finance Co., 2.375%, 2/10/2021, (EUR)	34,859
40,000	Volkswagen International Finance NV, EMTN, 1.875%, 5/15/2017, (EUR)	44,431

		796,061

	Ireland — 1.1%
60,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)	71,397

	Italy — 7.6%
50,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	93,115
30,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	43,841
75,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 5/01/2017, (EUR)	88,261
190,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	260,316

		485,533

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Japan — 26.8%
80,000,000	Japan Finance Organization for Municipalities, 1.900%, 6/22/2018, (JPY)	$705,856
21,100,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	183,069
6,750,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)	60,990
9,500,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)	92,039
8,000,000	Japan Government Thirty Year Bond, 2.000%, 9/20/2040, (JPY)	76,852
5,750,000	Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)	51,406
56,000,000	Japan Government Twenty Year Bond, 1.900%, 12/20/2028, (JPY)	542,155

		1,712,367

	Luxembourg — 0.4%
25,000	ArcelorMittal, 6.250%, 3/01/2021	26,562

	Mexico — 3.1%
29,300(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	200,998

	Netherlands — 0.3%
15,000	Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)(b)	18,613

	Norway — 2.1%
570,000	Norway Government Bond, 2.000%, 5/24/2023, (NOK)	74,162
450,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	59,822

		133,984

	Poland — 1.5%
145,000	Poland Government Bond, 3.250%, 7/25/2019, (PLN)	40,429
55,000	Poland Government International Bond, EMTN, 2.625%, 5/12/2015, (CHF)(b)	56,783

		97,212

	Singapore — 0.2%
15,000	Singapore Government Bond, 2.500%, 6/01/2019, (SGD)	11,259

	South Africa — 0.5%
415,000	South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	34,541

	Spain — 4.9%
50,000	Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	90,986
25,000	Spain Government Bond, 4.200%, 1/31/2037, (EUR)	37,991
130,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	185,900

		314,877

	Sweden — 0.8%
385,000	Sweden Government Bond, Series 1052, 4.250%, 3/12/2019, (SEK)	52,475

	United Kingdom — 5.2%
10,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	17,563
45,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	85,362
40,000	United Kingdom Gilt, 4.250%, 12/07/2027, (GBP)	76,017
30,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)(b)	59,893
20,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	43,485
25,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	48,686

		331,006

	United States — 11.2%
50,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	60,348
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	96,738

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$10,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	$9,375
10,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	9,700
15,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	15,094
95,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)(b)	107,478
50,000	JPMorgan Chase & Co., EMTN, 3.875%, 9/23/2020, (EUR)	62,765
15,000	KB Home, 4.750%, 5/15/2019	14,662
20,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A	21,687
5,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/2020	5,250
15,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	15,262
5,000	Newfield Exploration Co., 5.375%, 1/01/2026	5,051
35,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	11,638
5,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	4,900
5,000	TerraForm Power Operating LLC, 5.875%, 2/01/2023, 144A	5,188
15,000	Time Warner Cable, Inc., 6.750%, 6/15/2039	19,226
130,000	U.S. Treasury Note, 0.250%, 5/15/2015	130,020
20,000	U.S. Treasury Note, 0.250%, 11/30/2015(e)	20,005
45,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	47,644
25,000	Verizon Communications, Inc., 5.050%, 3/15/2034	27,146
30,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	29,475

		718,652

	Total Non-Convertible Bonds (Identified Cost $7,225,649)	6,252,227

Convertible Bonds — 0.1%
	United States — 0.1%
5,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019 (Identified Cost $5,000)	5,922

	Total Bonds and Notes (Identified Cost $7,230,649)	6,258,149

Shares
Preferred Stocks — 0.8%
	United States — 0.8%
100	Alcoa, Inc., Series 1, 5.375%	4,384
64	Dominion Resources, Inc., Series B, 6.000%	3,610
164	Dominion Resources, Inc., Series A, 6.125%	9,210
448	Tyson Foods, Inc., 4.750%	21,719
206	Weyerhaeuser Co., Series A, 6.375%	11,272

	Total Preferred Stocks (Identified Cost $49,457)	50,195

	Total Investments — 98.6% (Identified Cost $7,280,106)(a)	6,308,344
	Other assets less liabilities — 1.4%	92,594

	Net Assets — 100.0%	$6,400,938

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2015, the net unrealized depreciation on investments based on a cost of $7,360,742 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$96,208
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,148,606)

	Net unrealized depreciation	$(1,052,398)

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(e)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $429,378 or 6.7% of net assets.
EMTN	Euro Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	5/13/2015	British Pound	25,000	$37,075	$(26)
Sell[1]	5/13/2015	British Pound	5,000	7,415	—
Buy[2]	6/17/2015	Canadian Dollar	272,500	214,932	(2,631)
Buy[1]	5/13/2015	Euro	75,000	80,687	(915)
Buy[3]	5/20/2015	Indonesian Rupiah	1,020,500,000	77,152	(1,167)
Sell[3]	5/20/2015	Indonesian Rupiah	862,500,000	65,207	(211)
Sell[3]	5/20/2015	Indonesian Rupiah	158,000,000	11,945	52
Buy[3]	5/18/2015	Japanese Yen	58,700,000	489,736	(4,013)
Sell[3]	5/18/2015	Japanese Yen	4,000,000	33,372	(62)
Sell[3]	5/18/2015	Japanese Yen	37,600,000	313,698	451
Buy[1]	6/11/2015	South Korean Won	207,100,000	186,252	(2,081)
Sell[1]	6/11/2015	South Korean Won	15,000,000	13,490	20

Total					$(10,583)

At March 31, 2015, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
4/28/2015	Euro	72,076	Norwegian Krone[1]	620,000	$(611)
6/17/2015	Euro	149,308	New Zealand Dollar[3]	215,500	(781)
5/13/2015	Japanese Yen	2,357,201	South Korean Won[1]	22,000,000	138
6/17/2015	New Zealand Dollar	215,500	Euro[3]	144,616	(4,269)
4/28/2015	Norwegian Krone	620,000	Euro[1]	70,410	(1,181)
5/13/2015	South Korean Won	22,000,000	Japanese Yen[1]	2,374,579	7

Total					$(6,697)

1 Counterparty is Credit Suisse International.

2 Counterparty is UBS AG.

3 Counterparty is Bank of America, N.A.

At March 31, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro BOBL	6/08/2015	2	$278,339	$556

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	60.3%
Government Guaranteed	11.0
Local Authorities	5.5
Banking	3.3
Food & Beverage	3.2
Electric	3.0
Wirelines	2.2
Other Investments, less than 2% each	10.1

Total Investments	98.6
Other assets less liabilities (including forward foreign currency and futures contracts)	1.4

Net Assets	100.0%

Currency Exposure Summary at March 31, 2015 (Unaudited)

Euro	39.9%
Japanese Yen	26.8
British Pound	10.9
United States Dollar	8.0
Mexican Peso	3.1
Australian Dollar	2.2
Norwegian Krone	2.1
Other, less than 2% each	5.6

Total Investments	98.6
Other assets less liabilities (including forward foreign currency and futures contracts)	1.4

Net Assets	100.0%

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.0% of Net Assets
	ABS Car Loan — 1.4%
$1,165,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	$1,168,397
2,695,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	2,704,411
1,045,000	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	1,047,147
3,500,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	3,514,924
2,120,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	2,118,289

		10,553,168

	Agency Commercial Mortgage-Backed Securities — 12.0%
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,643,872
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,744,136
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,265,072
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,928,577
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,684,700
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	723,930
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,671,800
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	8,105,796
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,621,795
2,458,972	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.521%, 4/25/2019(b)	2,459,390
2,254,340	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 0.501%, 11/25/2021(b)	2,255,717
300,104	Government National Mortgage Association, Series 2003-72, Class Z, 5.363%, 11/16/2045(b)	328,387
216,796	Government National Mortgage Association, Series 2003-88, Class Z, 4.931%, 3/16/2046(b)	234,238
13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 4.039%, 8/16/2051(b)	14,220,832

		91,888,242

	Collateralized Mortgage Obligations — 15.9%
147,390	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.720%, 5/15/2023(b)	149,214

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$94,930	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.460%, 8/15/2023(b)	$95,318
356,355	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	395,860
369,364	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.575%, 11/15/2032(b)	370,655
2,203,435	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	2,333,032
3,383,494	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	3,530,162
3,159,788	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	3,556,243
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,935,086
2,712,789	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	2,796,156
5,512,791	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	6,081,225
2,777,136	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.084%, 6/15/2048	2,833,179
3,535,676	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.317%, 12/15/2036	3,713,167
165,334	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	169,072
2,066,052	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	2,349,289
114,250	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 1.750%, 9/25/2022(b)	116,176
93,030	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.610%, 4/25/2024(b)	93,672
22,607	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 3.730%, 8/25/2042(b)	22,536
1,583,855	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	1,742,448
1,567,001	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	1,632,692
1,622,597	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 0.234%, 7/25/2037(b)	1,574,119
3,413,760	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.738%, 8/25/2038(b)	3,446,649
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.174%, 7/25/2043(b)	5,217,288
80,551	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.350%, 4/25/2023(b)	81,066
13,449	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.324%, 3/25/2044(b)	14,264

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,557,738	Government National Mortgage Association, Series 2010-H20, Class AF, 0.501%, 10/20/2060(b)	$1,550,170
1,398,379	Government National Mortgage Association, Series 2010-H24, Class FA, 0.521%, 10/20/2060(b)	1,389,605
1,291,135	Government National Mortgage Association, Series 2011-H06, Class FA, 0.621%, 2/20/2061(b)	1,291,145
2,846,610	Government National Mortgage Association, Series 2012-124, Class HT, 7.216%, 7/20/2032(b)	3,252,241
7,274,547	Government National Mortgage Association, Series 2012-H15, Class FA, 0.621%, 5/20/2062(b)	7,299,877
1,477,285	Government National Mortgage Association, Series 2012-H18, Class NA, 0.691%, 8/20/2062(b)	1,483,148
7,660,551	Government National Mortgage Association, Series 2012-H29, Class HF, 0.671%, 10/20/2062(b)	7,689,347
7,398,896	Government National Mortgage Association, Series 2013-H02, Class GF, 0.671%, 12/20/2062(b)	7,426,916
5,462,988	Government National Mortgage Association, Series 2013-H08, Class FA, 0.521%, 3/20/2063(b)	5,427,124
4,442,313	Government National Mortgage Association, Series 2013-H10, Class FA, 0.571%, 3/20/2063(b)	4,431,949
13,780,561	Government National Mortgage Association, Series 2013-H22, Class FT, 0.820%, 4/20/2063(b)	13,990,302
8,308,243	Government National Mortgage Association, Series 2014-H14, Class FA, 0.671%, 7/20/2064(b)	8,284,681
5,891,454	Government National Mortgage Association, Series 2014-H15, Class FA, 0.671%, 7/20/2064(b)	5,887,400
522,511	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.528%, 12/07/2020(b)	522,991
1,603,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,643,004
1,176,902	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.621%, 10/07/2020(b)	1,183,791
1,713,344	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.735%, 12/08/2020(b)	1,729,226
107,098	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.735%, 12/08/2020(b)	108,098

		120,839,583

	Hybrid ARMs — 18.8%
1,467,479	FHLMC, 2.131%, 6/01/2037(b)	1,551,396
4,107,755	FHLMC, 2.273%, 9/01/2035(b)	4,369,625
1,683,767	FHLMC, 2.290%, 4/01/2036(b)	1,794,665
1,195,557	FHLMC, 2.308%, 11/01/2038(b)	1,276,266
3,178,507	FHLMC, 2.345%, 7/01/2033(b)	3,393,179
2,040,201	FHLMC, 2.376%, 9/01/2038(b)	2,183,543
7,737,304	FHLMC, 2.380%, 3/01/2037(b)	8,273,572
5,194,360	FHLMC, 2.388%, 2/01/2036(b)	5,550,749
970,626	FHLMC, 2.388%, 4/01/2037(b)	1,035,799
411,018	FHLMC, 2.393%, 9/01/2038(b)	440,084
2,661,437	FHLMC, 2.418%, 2/01/2036(b)	2,849,753
2,339,695	FHLMC, 2.447%, 3/01/2036(b)	2,490,556
1,870,632	FHLMC, 2.455%, 3/01/2038(b)	2,006,403
959,153	FHLMC, 2.480%, 12/01/2034(b)	1,026,518

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$3,171,752	FHLMC, 2.484%, 4/01/2037(b)	$3,396,841
776,609	FHLMC, 2.488%, 2/01/2035(b)	832,701
786,834	FHLMC, 2.805%, 3/01/2037(b)	850,679
893,761	FHLMC, 2.942%, 11/01/2038(b)	951,482
1,393,078	FHLMC, 3.494%, 9/01/2038(b)	1,469,981
194,196	FHLMC, 5.398%, 12/01/2037(b)	206,785
292,996	FNMA, 1.910%, 2/01/2037(b)	308,837
3,108,772	FNMA, 1.921%, 7/01/2035(b)	3,270,341
6,353,458	FNMA, 2.022%, 9/01/2037(b)	6,816,981
4,949,726	FNMA, 2.097%, 4/01/2037(b)	5,250,546
4,582,825	FNMA, 2.148%, 7/01/2035(b)	4,890,879
542,385	FNMA, 2.158%, 8/01/2035(b)	578,104
1,304,173	FNMA, 2.162%, 8/01/2034(b)	1,394,979
935,234	FNMA, 2.219%, 10/01/2033(b)	997,842
2,352,047	FNMA, 2.268%, 4/01/2037(b)	2,504,056
1,597,580	FNMA, 2.270%, 9/01/2036(b)	1,709,028
922,789	FNMA, 2.278%, 9/01/2034(b)	991,560
3,978,624	FNMA, 2.289%, 11/01/2033(b)	4,245,313
802,514	FNMA, 2.310%, 12/01/2034(b)	854,981
1,571,863	FNMA, 2.310%, 1/01/2036(b)	1,681,495
2,367,791	FNMA, 2.328%, 6/01/2036(b)	2,533,536
530,671	FNMA, 2.331%, 4/01/2033(b)	569,660
8,428,879	FNMA, 2.348%, 10/01/2034(b)	9,017,047
3,950,693	FNMA, 2.348%, 8/01/2035(b)	4,192,644
6,064,736	FNMA, 2.349%, 4/01/2034(b)	6,475,361
4,386,291	FNMA, 2.363%, 9/01/2037(b)	4,667,067
1,816,772	FNMA, 2.380%, 4/01/2034(b)	1,937,940
4,993,312	FNMA, 2.405%, 6/01/2037(b)	5,351,949
2,130,073	FNMA, 2.412%, 6/01/2033(b)	2,247,675
2,850,788	FNMA, 2.412%, 10/01/2033(b)	3,048,318
5,575,406	FNMA, 2.424%, 3/01/2037(b)	5,989,365
1,874,018	FNMA, 2.445%, 2/01/2047(b)	2,003,212
979,273	FNMA, 2.464%, 2/01/2037(b)	1,043,334
465,231	FNMA, 2.558%, 8/01/2033(b)	498,980
5,190,918	FNMA, 2.558%, 7/01/2037(b)	5,537,066
612,650	FNMA, 2.637%, 8/01/2036(b)	657,466
1,684,712	FNMA, 2.667%, 5/01/2035(b)	1,816,506
3,158,632	FNMA, 2.973%, 6/01/2035(b)	3,378,820
983,254	FNMA, 4.630%, 8/01/2038(b)	1,049,022

		143,460,487

	Mortgage Related — 18.0%
162,469	FHLMC, 3.000%, 10/01/2026	170,400
1,207,897	FHLMC, 4.000%, with various maturities from 2024 to 2042(c)	1,290,441
968,834	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	1,045,361
429,009	FHLMC, 5.500%, 10/01/2023	472,998
37,651	FHLMC, 6.000%, 11/01/2019	40,301
883,156	FHLMC, 6.500%, with various maturities from 2017 to 2034(c)	1,034,454

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$9,001	FHLMC, 7.000%, 2/01/2016	$9,072
593	FHLMC, 7.500%, 6/01/2026	683
421	FHLMC, 8.000%, 9/01/2015	425
1,910	FHLMC, 10.000%, 7/01/2019	2,098
28,188	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	28,745
203,745	FNMA, 3.000%, 3/01/2042	209,024
3,300,721	FNMA, 5.000%, with various maturities from 2037 to 2038(c)	3,687,452
1,616,068	FNMA, 5.500%, with various maturities from 2018 to 2033(c)	1,812,626
2,642,395	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	2,913,748
442,646	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	509,878
21,842	FNMA, 7.000%, 12/01/2022	21,905
136,256	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	159,595
1,484	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	1,497
5,050,969	GNMA, 1.861%, 2/20/2061(b)	5,311,932
3,947,032	GNMA, 2.059%, 2/20/2063(b)	4,175,075
4,893,341	GNMA, 2.333%, 3/20/2063(b)	5,238,214
2,842,616	GNMA, 2.546%, 2/20/2063(b)	3,056,537
4,691,173	GNMA, 4.479%, 2/20/2062	5,097,818
4,759,838	GNMA, 4.521%, 12/20/2061	5,155,971
7,087,849	GNMA, 4.532%, 12/20/2062	7,804,325
18,236,391	GNMA, 4.556%, 12/20/2061	19,748,625
2,457,466	GNMA, 4.560%, 3/20/2062	2,664,751
12,313,392	GNMA, 4.583%, 11/20/2062	13,523,208
1,534,964	GNMA, 4.599%, 4/20/2063	1,698,120
4,368,519	GNMA, 4.604%, 6/20/2062	4,771,996
1,501,965	GNMA, 4.616%, 8/20/2061	1,617,364
1,906,156	GNMA, 4.639%, 3/20/2062	2,072,801
8,015,053	GNMA, 4.659%, 2/20/2062	8,731,791
3,832,505	GNMA, 4.689%, 2/20/2062	4,160,234
2,006,179	GNMA, 4.698%, 7/20/2061	2,156,165
8,508,918	GNMA, 4.700%, with various maturities in 2061(c)	9,161,720
1,877,748	GNMA, 4.717%, 3/20/2061	2,011,402
1,561,560	GNMA, 4.808%, 8/20/2062	1,693,000
849,591	GNMA, 5.167%, 4/20/2061	916,396
22,921	GNMA, 6.000%, 12/15/2031	26,716
106,076	GNMA, 6.500%, 5/15/2031	127,396
102,888	GNMA, 7.000%, 10/15/2028	119,805
4,966,811	Government National Mortgage Association, Series 2015-H04, Class FL, 0.641%, 2/20/2065(b)	4,967,074
7,517,756	Government National Mortgage Association, Series 2015-H05, Class FA, 0.471%, 4/20/2061(b)	7,513,704

		136,932,843

	Non-Agency Commercial Mortgage-Backed Securities — 8.2%
1,290,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	1,284,685
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.587%, 4/10/2049(b)	1,884,739

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	$399,031
3,700,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.575%, 12/15/2027, 144A(b)	3,703,337
3,215,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.125%, 6/15/2031, 144A(b)	3,211,705
3,040,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.022%, 10/15/2031, 144A(b)(d)	3,040,000
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	5,659,811
3,350,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.125%, 2/15/2027, 144A(b)	3,341,223
4,163,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	4,486,561
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,275,990
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.075%, 10/15/2029, 144A(b)	5,515,589
248,913	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(b)	258,378
2,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.155%, 7/15/2031, 144A(b)	2,364,637
1,632,562	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	1,741,066
1,095,621	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,157,928
4,535,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.671%, 4/12/2049(b)	4,537,490
1,432,208	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.909%, 6/11/2049(b)	1,555,550
1,754,388	PFP III Ltd., Series 2014-1, Class A, 1.345%, 6/14/2031, 144A(b)	1,757,151
3,420,000	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.227%, 4/15/2032, 144A(b)	3,400,003
3,700,000	Starwood Retail Property Trust, Inc., 1.392%, 11/15/2027, 144A(b)	3,719,791
3,851,498	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,049,939

		62,344,604

	Treasuries — 23.7%
2,405,000	U.S. Treasury Note, 0.625%, 9/30/2017	2,398,800
8,375,000	U.S. Treasury Note, 0.750%, 3/31/2018	8,337,706
33,180,000	U.S. Treasury Note, 0.875%, 10/15/2017	33,294,073
21,055,000	U.S. Treasury Note, 0.875%, 11/15/2017	21,110,922
30,745,000	U.S. Treasury Note, 0.875%, 1/15/2018	30,776,237
26,560,000	U.S. Treasury Note, 1.000%, 12/15/2017	26,703,185
22,950,000	U.S. Treasury Note, 1.250%, 1/31/2020	22,831,670
21,810,000	U.S. Treasury Note, 1.625%, 3/31/2019	22,178,044
2,385,000	U.S. Treasury Note, 1.625%, 8/31/2019	2,419,842
10,050,000	U.S. Treasury Note, 1.625%, 12/31/2019	10,177,976

		180,228,455

	Total Bonds and Notes (Identified Cost $744,084,661)	746,247,382

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.9%
$2,717,674	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $2,717,674 on 4/01/2015 collateralized by $2,480,000 U.S. Treasury Note, 3.125% due 2/15/2042 valued at $2,744,500 including accrued interest (Note 2 of Notes to Financial Statements)	$2,717,674
12,000,000	U.S. Treasury Bills, 0.030%, 6/18/2015(e)	11,999,604

	Total Short-Term Investments (Identified Cost $14,716,894)	14,717,278

	Total Investments — 99.9% (Identified Cost $758,801,555)(a)	760,964,660
	Other assets less liabilities — 0.1%	448,529

	Net Assets — 100.0%	$761,413,189

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $758,833,769 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,741,374
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,610,483)

	Net unrealized appreciation	$2,130,891

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Illiquid security. At March 31, 2015, the value of this security amounted to $3,040,000 or 0.4% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $41,891,289 or 5.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	23.7%
Hybrid ARMs	18.8
Mortgage Related	18.0
Collateralized Mortgage Obligations	15.9
Agency Commercial Mortgage-Backed Securities	12.0
Non-Agency Commercial Mortgage-Backed Securities	8.2
Other Investments, less than 2% each	1.4
Short-Term Investments	1.9

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  56

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$6,622,221,418	$179,946,770	$7,280,106	$756,083,881
Repurchase agreement(s) at cost	875,664,218	24,710,554	—	2,717,674
Net unrealized appreciation (depreciation)	(16,741,469)	180,713	(971,762)	2,163,105

Investments at value	7,481,144,167	204,838,037	6,308,344	760,964,660
Cash	232,466	9,386	—	—
Foreign currency at value (identified cost $0, $0, $72,395 and $0 respectively)	—	—	69,919	—
Receivable for Fund shares sold	94,350,326	650,510	554	1,603,468
Receivable for securities sold	29,488,205	1,033,578	95,115	—
Receivable for delayed delivery securities sold (Note 2)	753,037,464	—	—	—
Collateral received for delayed delivery securities or forward foreign currency contracts (Notes 2 and 4)	704,000	21,907	—	—
Dividends and interest receivable	67,766,601	2,502,254	74,092	2,498,808
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	204,909	668	—
Tax reclaims receivable	37,036	3,563	—	—

TOTAL ASSETS	8,426,760,265	209,264,144	6,548,692	765,066,936

LIABILITIES
Payable for securities purchased	198,801,671	869,282	—	1,509,439
Payable for delayed delivery securities purchased (Note 2)	1,433,250,173	—	—	—
Payable for Fund shares redeemed	7,280,078	96,012	—	1,187,981
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	55,833	17,948	—
Due to brokers (Note 2)	704,000	21,907	—	—
Payable for variation margin on futures contracts (Note 2)	—	20,875	5	—
Distributions payable	—	—	—	308,435
Management fees payable (Note 6)	1,757,666	105,024	1,948	234,788
Deferred Trustees’ fees (Note 6)	259,656	127,538	61,322	262,477
Administrative fees payable (Note 6)	230,028	7,419	260	27,160
Payable to distributor (Note 6d)	83,329	1,786	51	3,926
Other accounts payable and accrued expenses	334,312	47,218	66,220	119,541

TOTAL LIABILITIES	1,642,700,913	1,352,894	147,754	3,653,747

NET ASSETS	$6,784,059,352	$207,911,250	$6,400,938	$761,413,189

NET ASSETS CONSIST OF:
Paid-in capital	$6,813,304,100	$208,951,472	$8,245,781	$769,111,167
Undistributed (Distributions in excess of) net investment income/Accumulated net investment loss	62,431	(981,259)	(247,035)	(1,596,585)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(10,114,486)	(281,828)	(601,145)	(8,264,498)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(19,192,693)	222,865	(996,663)	2,163,105

NET ASSETS	$6,784,059,352	$207,911,250	$6,400,938	$761,413,189

See accompanying notes to financial statements.

57  |

Statements of Assets and Liabilities (continued)

March 31, 2015 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,072,544,991	$46,044,080	$2,069,090	$328,827,453

Shares of beneficial interest	82,196,004	10,635,660	246,427	28,281,558

Net asset value and redemption price per share	$13.05	$4.33	$8.40	$11.63

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.66	$4.53	$8.80	$11.99

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$414,252	$60,136	$—	$3,376,718

Shares of beneficial interest	31,574	13,826	—	290,783

Net asset value and offering price per share	$13.12	$4.35	$—	$11.61

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$383,312,519	$14,605,627	$1,489,643	$57,828,635

Shares of beneficial interest	29,366,554	3,366,502	181,028	4,969,604

Net asset value and offering price per share	$13.05	$4.34	$8.23	$11.64

Class N shares:
Net assets	$1,984,897,089	$—	$—	$—

Shares of beneficial interest	150,951,370	—	—	—

Net asset value, offering and redemption price per share	$13.15	$—	$—	$—

Class Y shares:
Net assets	$3,342,890,501	$147,201,407	$2,842,205	$371,380,383

Shares of beneficial interest	254,344,697	34,082,766	336,921	31,842,934

Net asset value, offering and redemption price per share	$13.14	$4.32	$8.44	$11.66

See accompanying notes to financial statements.

|  58

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$78,841,996	$4,998,230	$86,867	$8,359,243
Dividends	103,664	329,213	1,084	—
Less net foreign taxes withheld	—	(1,106)	—	—

	78,945,660	5,326,337	87,951	8,359,243

Expenses
Management fees (Note 6)	7,452,734	583,777	23,702	1,366,821
Service and distribution fees (Note 6)	2,840,504	127,150	13,168	722,155
Administrative fees (Note 6)	950,393	41,508	1,686	159,010
Trustees’ fees and expenses (Note 6)	27,766	9,109	11,922	12,976
Transfer agent fees and expenses (Notes 6 and 7)	1,310,127	92,579	5,484	292,965
Audit and tax services fees	25,716	25,631	12,684	27,663
Custodian fees and expenses	105,282	25,493	13,574	19,664
Legal fees	16,869	870	40	3,348
Registration fees	627,998	46,716	39,971	68,774
Shareholder reporting expenses	59,580	7,594	2,789	20,922
Miscellaneous expenses	28,403	7,977	5,211	11,224

Total expenses	13,445,372	968,404	130,231	2,705,522
Less waiver and/or expense reimbursement (Note 6)	—	—	(85,458)	—

Net expenses	13,445,372	968,404	44,773	2,705,522

Net investment income	65,500,288	4,357,933	43,178	5,653,721

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(213,285)	(550,100)	(320,751)	3,543,130
Futures contracts	—	(411,934)	11,860	—
Foreign currency transactions	(1,111,067)	464,703	(94,656)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(24,452,137)	(2,280,926)	(316,853)	(1,742,160)
Futures contracts	—	(126,082)	(2,088)	—
Foreign currency translations	(2,204,342)	13,956	(119)	—

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(27,980,831)	(2,890,383)	(722,607)	1,800,970

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,519,457	$1,467,550	$(679,429)	$7,454,691

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets

	Core Plus Bond Fund		High Income Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income	$65,500,288	$50,461,918	$4,357,933	$8,288,158
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(1,324,352)	24,167,793	(497,331)	4,801,655
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(26,656,479)	20,916,723	(2,393,052)	619,322

Net increase in net assets resulting from operations	37,519,457	95,546,434	1,467,550	13,709,135

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(12,560,348)	(16,342,911)	(924,708)	(2,319,281)
Class B	(5,358)	(25,257)	(1,632)	(10,542)
Class C	(3,708,965)	(5,957,503)	(254,341)	(607,126)
Class N	(15,812,995)	(1,590,647)	—	—
Class Y	(35,616,055)	(31,114,909)	(3,168,438)	(5,768,684)
Net realized capital gains
Class A	(4,930,224)	(136,985)	(1,004,492)	(2,541,543)
Class B	(3,385)	(359)	(2,711)	(15,464)
Class C	(2,095,167)	(68,534)	(348,393)	(825,367)
Class N	(4,180,187)	(6,286)	—	—
Class Y	(12,020,152)	(216,547)	(3,159,866)	(5,865,247)

Total distributions	(90,932,836)	(55,459,938)	(8,864,581)	(17,953,254)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	4,521,365,097	959,743,921	32,816,186	17,157,058

Net increase in net assets	4,467,951,718	999,830,417	25,419,155	12,912,939
NET ASSETS
Beginning of the period	2,316,107,634	1,316,277,217	182,492,095	169,579,156

End of the period	$6,784,059,352	$2,316,107,634	$207,911,250	$182,492,095

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$62,431	$2,265,864	$(981,259)	$(990,073)

See accompanying notes to financial statements.

|  60

Statements of Changes in Net Assets (continued)

	International Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income	$43,178	$136,374	$5,653,721	$9,093,415
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(403,547)	(97,385)	3,543,130	685,538
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(319,060)	(15,372)	(1,742,160)	(170,093)

Net increase (decrease) in net assets resulting from operations	(679,429)	23,617	7,454,691	9,608,860

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(60,780)	(2,850,026)	(7,143,858)
Class B	—	—	(18,982)	(70,496)
Class C	—	(20,131)	(299,029)	(819,006)
Class Y	—	(19,438)	(3,572,604)	(5,695,825)
Net realized capital gains
Class A	(41,958)	(239,613)	—	—
Class B	—	—	—	—
Class C	(37,227)	(87,333)	—	—
Class Y	(51,736)	(74,045)	—	—

Total distributions	(130,921)	(501,340)	(6,740,641)	(13,729,185)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(1,569,399)	(5,654,159)	54,976,217	24,611,252

Net increase (decrease) in net assets	(2,379,749)	(6,131,882)	55,690,267	20,490,927
NET ASSETS
Beginning of the period	8,780,687	14,912,569	705,722,922	685,231,995

End of the period	$6,400,938	$8,780,687	$761,413,189	$705,722,922

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME/ ACCUMULATED NET INVESTMENT LOSS	$(247,035)	$(290,213)	$(1,596,585)	$(509,665)

See accompanying notes to financial statements.

61  |

Financial Highlights

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$13.18		$12.71		$13.52	$12.71	$12.75	$11.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.42		0.44	0.43	0.52	0.54
Net realized and unrealized gain (loss)	(0.04)		0.51		(0.51)	1.07	0.03 (b)	0.91

Total from Investment Operations	0.14		0.93		(0.07)	1.50	0.55	1.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.46)		(0.55)	(0.50)	(0.59)	(0.61)
Net realized capital gains	(0.08)		(0.00	)(c)	(0.19)	(0.19)	—	—

Total Distributions	(0.27)		(0.46)		(0.74)	(0.69)	(0.59)	(0.61)

Net asset value, end of the period	$13.05		$13.18		$12.71	$13.52	$12.71	$12.75

Total return(d)	1.03	%(e)	7.43%		(0.61)%	12.18%	4.42%	12.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,072,545		$642,784		$436,199	$479,823	$237,759	$214,723
Net expenses	0.74	%(f)	0.79	%(g)	0.79%	0.82%	0.87%	0.90%
Gross expenses	0.74	%(f)	0.79	%(g)	0.79%	0.82%	0.87%	0.90%
Net investment income	2.81	%(f)	3.19%		3.29%	3.31%	4.07%	4.41%
Portfolio turnover rate	93%		122%		107%	78%	86%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$13.24		$12.77		$13.57	$12.75	$12.79	$11.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.33		0.33	0.34	0.42	0.44
Net realized and unrealized gain (loss)	(0.05)		0.50		(0.50)	1.07	0.03 (b)	0.92

Total from Investment Operations	0.09		0.83		(0.17)	1.41	0.45	1.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.36)		(0.44)	(0.40)	(0.49)	(0.52)
Net realized capital gains	(0.08)		(0.00	)(c)	(0.19)	(0.19)	—	—

Total Distributions	(0.21)		(0.36)		(0.63)	(0.59)	(0.49)	(0.52)

Net asset value, end of the period	$13.12		$13.24		$12.77	$13.57	$12.75	$12.79

Total return(d)	0.69	%(e)	6.56%		(1.32)%	11.38%	3.60%	11.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$414		$678		$1,180	$2,386	$3,092	$4,490
Net expenses	1.49	%(f)	1.55	%(g)	1.54%	1.57%	1.62%	1.65%
Gross expenses	1.49	%(f)	1.55	%(g)	1.54%	1.57%	1.62%	1.65%
Net investment income	2.07	%(f)	2.51%		2.50%	2.61%	3.32%	3.64%
Portfolio turnover rate	93%		122%		107%	78%	86%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$13.18		$12.72		$13.53	$12.71	$12.76	$11.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.32		0.34	0.33	0.42	0.45
Net realized and unrealized gain (loss)	(0.05)		0.50		(0.51)	1.08	0.02 (b)	0.91

Total from Investment Operations	0.09		0.82		(0.17)	1.41	0.44	1.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.36)		(0.45)	(0.40)	(0.49)	(0.52)
Net realized capital gains	(0.08)		(0.00	)(c)	(0.19)	(0.19)	—	—

Total Distributions	(0.22)		(0.36)		(0.64)	(0.59)	(0.49)	(0.52)

Net asset value, end of the period	$13.05		$13.18		$12.72	$13.53	$12.71	$12.76

Total return(d)	0.66	%(e)	6.54%		(1.36)%	11.46%	3.56%	11.71%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$383,313		$256,307		$232,034	$275,346	$137,836	$123,123
Net expenses	1.49	%(f)	1.54	%(g)	1.54%	1.57%	1.62%	1.65%
Gross expenses	1.49	%(f)	1.54	%(g)	1.54%	1.57%	1.62%	1.65%
Net investment income	2.07	%(f)	2.46%		2.54%	2.55%	3.32%	3.66%
Portfolio turnover rate	93%		122%		107%	78%	86%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$13.28		$12.80		$13.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.46		0.32
Net realized and unrealized gain (loss)	(0.04)		0.52		(0.59)

Total from Investment Operations	0.16		0.98		(0.27)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.50)		(0.36)
Net realized capital gains	(0.08)		(0.00	)(b)	—

Total Distributions	(0.29)		(0.50)		(0.36)

Net asset value, end of the period	$13.15		$13.28		$12.80

Total return	1.18	%(c)	7.81%		(2.02	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,984,897		$105,514		$19,247
Net expenses	0.42	%(d)	0.46%		0.44	%(d)
Gross expenses	0.42	%(d)	0.46%		0.44	%(d)
Net investment income	3.10	%(d)	3.42%		3.81	%(d)
Portfolio turnover rate	93%		122%		107%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$13.27		$12.80		$13.61	$12.78	$12.82	$11.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.45		0.47	0.46	0.55	0.57
Net realized and unrealized gain (loss)	(0.05)		0.51		(0.51)	1.09	0.03 (b)	0.92

Total from Investment Operations	0.15		0.96		(0.04)	1.55	0.58	1.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.49)		(0.58)	(0.53)	(0.62)	(0.64)
Net realized capital gains	(0.08)		(0.00	)(c)	(0.19)	(0.19)	—	—

Total Distributions	(0.28)		(0.49)		(0.77)	(0.72)	(0.62)	(0.64)

Net asset value, end of the period	$13.14		$13.27		$12.80	$13.61	$12.78	$12.82

Total return	1.15	%(d)	7.65%		(0.35)%	12.54%	4.65%	12.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,342,891		$1,310,824		$627,617	$634,946	$143,215	$69,322
Net expenses	0.49	%(e)	0.54	%(f)	0.54%	0.58%	0.62%	0.65%
Gross expenses	0.49	%(e)	0.54	%(f)	0.54%	0.58%	0.62%	0.65%
Net investment income	3.05	%(e)	3.42%		3.54%	3.50%	4.31%	4.66%
Portfolio turnover rate	93%		122%		107%	78%	86%	87%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$4.49		$4.59	$4.60		$4.46		$4.91		$4.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.21	0.24		0.24		0.28		0.32
Net realized and unrealized gain (loss)	(0.06)		0.17	0.03		0.59		(0.42)		0.42

Total from Investment Operations	0.04		0.38	0.27		0.83		(0.14)		0.74

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.22)	(0.27)		(0.30)		(0.31)		(0.32)
Net realized capital gains	(0.11)		(0.26)	(0.01)		(0.39)		—		—

Total Distributions	(0.20)		(0.48)	(0.28)		(0.69)		(0.31)		(0.32)

Net asset value, end of the period	$4.33		$4.49	$4.59		$4.60		$4.46		$4.91

Total return(b)	1.02	%(c)	8.42%	6.27%		20.90	%(d)	(3.30)%		17.05	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$46,044		$42,630	$45,791		$95,876		$59,907		$68,011
Net expenses	1.11	%(e)	1.14%	1.15	%(f)	1.15	%(g)	1.15	%(h)	1.15	%(g)
Gross expenses	1.11	%(e)	1.14%	1.15	%(f)	1.19%		1.15	%(h)	1.20%
Net investment income	4.35	%(e)	4.57%	5.11%		5.50%		5.60%		6.72%
Portfolio turnover rate	43%		59%	47%		34%		67%		56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.02%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$4.51		$4.61	$4.61		$4.47		$4.92		$4.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.18	0.21		0.21		0.25		0.28
Net realized and unrealized gain (loss)	(0.05)		0.16	0.03		0.58		(0.43)		0.42

Total from Investment Operations	0.03		0.34	0.24		0.79		(0.18)		0.70

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.18)	(0.23)		(0.26)		(0.27)		(0.28)
Net realized capital gains	(0.11)		(0.26)	(0.01)		(0.39)		—		—

Total Distributions	(0.19)		(0.44)	(0.24)		(0.65)		(0.27)		(0.28)

Net asset value, end of the period	$4.35		$4.51	$4.61		$4.61		$4.47		$4.92

Total return(b)	0.59	%(c)	7.51%	5.66%		19.93	%(d)	(4.04)%		16.13	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$60		$122	$385		$560		$738		$1,209
Net expenses	1.86	%(e)	1.90%	1.90	%(f)	1.90	%(g)	1.90	%(f)	1.90	%(g)
Gross expenses	1.86	%(e)	1.90%	1.90	%(f)	1.94%		1.90	%(f)	1.94%
Net investment income	3.61	%(e)	3.88%	4.37%		4.79%		4.90%		6.00%
Portfolio turnover rate	43%		59%	47%		34%		67%		56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$4.50		$4.61	$4.61		$4.47		$4.92		$4.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.18	0.21		0.21		0.25		0.28
Net realized and unrealized gain (loss)	(0.05)		0.16	0.04		0.59		(0.43)		0.43

Total from Investment Operations	0.03		0.34	0.25		0.80		(0.18)		0.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.19)	(0.24)		(0.27)		(0.27)		(0.29)
Net realized capital gains	(0.11)		(0.26)	(0.01)		(0.39)		—		—

Total Distributions	(0.19)		(0.45)	(0.25)		(0.66)		(0.27)		(0.29)

Net asset value, end of the period	$4.34		$4.50	$4.61		$4.61		$4.47		$4.92

Total return(b)	0.64	%(c)	7.60%	5.46%		19.96	%(d)	(4.02)%		16.15	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,606		$14,555	$15,233		$16,863		$15,790		$19,312
Net expenses	1.86	%(e)	1.89%	1.90	%(f)	1.90	%(g)	1.90	%(f)	1.90	%(g)
Gross expenses	1.86	%(e)	1.89%	1.90	%(f)	1.94%		1.90	%(f)	1.95%
Net investment income	3.62	%(e)	3.84%	4.36%		4.78%		4.89%		5.97%
Portfolio turnover rate	43%		59%	47%		34%		67%		56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$4.48		$4.59	$4.59		$4.46		$4.90		$4.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.22	0.25		0.26		0.29		0.33
Net realized and unrealized gain (loss)	(0.05)		0.16	0.04		0.57		(0.41)		0.41

Total from Investment Operations	0.05		0.38	0.29		0.83		(0.12)		0.74

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.23)	(0.28)		(0.31)		(0.32)		(0.33)
Net realized capital gains	(0.11)		(0.26)	(0.01)		(0.39)		—		—

Total Distributions	(0.21)		(0.49)	(0.29)		(0.70)		(0.32)		(0.33)

Net asset value, end of the period	$4.32		$4.48	$4.59		$4.59		$4.46		$4.90

Total return	1.15	%(b)	8.72%	6.56%		20.93	%(c)	(2.86)%		17.11	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$147,201		$125,185	$108,170		$110,917		$38,011		$69,887
Net expenses	0.86	%(d)	0.89%	0.90	%(e)	0.90	%(f)	0.90	%(e)	0.90	%(f)
Gross expenses	0.86	%(d)	0.89%	0.90	%(e)	0.95%		0.90	%(e)	0.93%
Net investment income	4.61	%(d)	4.83%	5.37%		5.78%		5.86%		7.02%
Portfolio turnover rate	43%		59%	47%		34%		67%		56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Bond Fund—Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012		Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$9.32		$9.81		$10.44	$10.94		$11.17	$10.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.12		0.14	0.19		0.25	0.22
Net realized and unrealized gain (loss)	(0.81)		(0.25)		(0.41)	0.62		0.06 (b)	0.48

Total from Investment Operations	(0.76)		(0.13)		(0.27)	0.81		0.31	0.70

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.07)		(0.18)	(0.94)		(0.40)	(0.29)
Net realized capital gains	(0.16)		(0.29)		(0.18)	(0.37)		(0.14)	(0.08)

Total Distributions	(0.16)		(0.36)		(0.36)	(1.31)		(0.54)	(0.37)

Net asset value, end of the period	$8.40		$9.32		$9.81	$10.44		$10.94	$11.17

Total return(c)(d)	(8.31	)%(e)	(1.29)%		(2.62)%	8.42%		2.70%	6.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,069		$3,292		$8,983	$11,898		$10,927	$18,758
Net expenses(f)	1.05	%(g)	1.06	%(h)	1.05%	1.09	%(i)(j)	1.10%	1.10%
Gross expenses	3.22	%(g)	2.46%		1.93%	1.85%		1.64%	1.49%
Net investment income	1.18	%(g)	1.24%		1.39%	1.83%		2.26%	2.14%
Portfolio turnover rate	44%		51	%(k)	107%	169%		136%	128%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense from bank overdraft charges of 0.01%. Without this expense the ratio of net expenses would have been 1.05%.
(i)	Includes interest expense from bank overdraft charges of less than 0.01%.
(j)	Effective July 1, 2012, the expense limit decreased from 1.10% to 1.05%.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a decrease in trade activity due to a reduction in the level of Fund assets.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Bond Fund—Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012		Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$9.17		$9.73		$10.37	$10.87		$11.11	$10.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.05		0.06	0.12		0.17	0.15
Net realized and unrealized gain (loss)	(0.80)		(0.25)		(0.39)	0.61		0.05 (b)	0.46

Total from Investment Operations	(0.78)		(0.20)		(0.33)	0.73		0.22	0.61

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.07)		(0.13)	(0.86)		(0.32)	(0.24)
Net realized capital gains	(0.16)		(0.29)		(0.18)	(0.37)		(0.14)	(0.08)

Total Distributions	(0.16)		(0.36)		(0.31)	(1.23)		(0.46)	(0.32)

Net asset value, end of the period	$8.23		$9.17		$9.73	$10.37		$10.87	$11.11

Total return(c)(d)	(8.67	)%(e)	(2.11)%		(3.27)%	7.64%		1.87%	5.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,490		$2,285		$3,328	$4,355		$7,503	$6,145
Net expenses(f)	1.80	%(g)	1.81	%(h)	1.80%	1.84	%(i)(j)	1.85%	1.85%
Gross expenses	4.00	%(g)	3.26%		2.68%	2.61%		2.40%	2.24%
Net investment income	0.43	%(g)	0.50%		0.65%	1.13%		1.52%	1.40%
Portfolio turnover rate	44%		51	%(k)	107%	169%		136%	128%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense from bank overdraft charges of 0.01%. Without this expense the ratio of net expenses would have been 1.80%.
(i)	Includes interest expense from bank overdraft charges of less than 0.01%.
(j)	Effective July 1, 2012, the expense limit decreased from 1.85% to 1.80%.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a decrease in trade activity due to a reduction in the level of Fund assets.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Bond Fund—Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012		Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$9.35		$9.82		$10.44	$10.93		$11.16	$10.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.15		0.16	0.21		0.28	0.25
Net realized and unrealized gain (loss)	(0.81)		(0.25)		(0.40)	0.63		0.06 (b)	0.47

Total from Investment Operations	(0.75)		(0.10)		(0.24)	0.84		0.34	0.72

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.08)		(0.20)	(0.96)		(0.43)	(0.30)
Net realized capital gains	(0.16)		(0.29)		(0.18)	(0.37)		(0.14)	(0.08)

Total Distributions	(0.16)		(0.37)		(0.38)	(1.33)		(0.57)	(0.38)

Net asset value, end of the period	$8.44		$9.35		$9.82	$10.44		$10.93	$11.16

Total return(c)	(8.18	)%(d)	(1.05)%		(2.34)%	8.68%		3.06%	6.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,842		$3,203		$2,601	$3,264		$5,852	$8,908
Net expenses(e)	0.80	%(f)	0.81	%(g)	0.80%	0.85	%(h)(i)	0.85%	0.85%
Gross expenses	2.94	%(f)	2.33%		1.68%	1.60%		1.36%	1.23%
Net investment income	1.42	%(f)	1.52%		1.64%	2.05%		2.47%	2.41%
Portfolio turnover rate	44%		51	%(j)	107%	169%		136%	128%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense from bank overdraft charges of 0.01%. Without this expense the ratio of net expenses would have been 0.80%.
(h)	Includes interest expense from bank overdraft charges of less than 0.01%. Without this expense the ratio of net expenses would have been 0.84%.
(i)	Effective July 1, 2012, the expense limit decreased from 0.85% to 0.80%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a decrease in trade activity due to a reduction in the level of Fund assets.

See accompanying notes to financial statements.

73  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$11.61		$11.68		$12.04		$11.87		$12.02		$11.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.16		0.13		0.18		0.17		0.20
Net realized and unrealized gain (loss)	0.04		0.01		(0.23)		0.28		0.03		0.49

Total from Investment Operations	0.12		0.17		(0.10)		0.46		0.20		0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.24)		(0.26)		(0.29)		(0.26)		(0.27)
Net realized capital gains	—		—		(0.00	)(b)	(0.00	)(b)	(0.09)		—
Paid-in capital	—		—		(0.00	)(b)	—		—		—

Total Distributions	(0.10)		(0.24)		(0.26)		(0.29)		(0.35)		(0.27)

Net asset value, end of the period	$11.63		$11.61		$11.68		$12.04		$11.87		$12.02

Total return(c)	1.05	%(d)	1.44%		(0.81)%		3.94	%(e)	1.71	%(e)	6.03	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$328,827		$314,360		$355,212		$357,870		$293,675		$164,265
Net expenses	0.78	%(f)	0.80	%(g)	0.87	%(h)	0.85	%(i)	0.85	%(i)	0.89	%(i)
Gross expenses	0.78	%(f)	0.80	%(g)	0.87	%(h)	0.90%		0.92%		0.97%
Net investment income	1.46	%(f)	1.35%		1.11%		1.54%		1.44%		1.73%
Portfolio turnover rate	27%		24%		39%		56%		66%		89%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.84%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$11.60		$11.67		$12.03		$11.86		$12.00		$11.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.07		0.04		0.10		0.09		0.12
Net realized and unrealized gain (loss)	0.03		0.01		(0.23)		0.27		0.03		0.47

Total from Investment Operations	0.07		0.08		(0.19)		0.37		0.12		0.59

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.15)		(0.17)		(0.20)		(0.17)		(0.18)
Net realized capital gains	—		—		(0.00	)(b)	(0.00	)(b)	(0.09)		—
Paid-in capital	—		—		(0.00	)(b)	—		—		—

Total Distributions	(0.06)		(0.15)		(0.17)		(0.20)		(0.26)		(0.18)

Net asset value, end of the period	$11.61		$11.60		$11.67		$12.03		$11.86		$12.00

Total return(c)	0.59	%(d)	0.69%		(1.56)%		3.17	%(e)	1.04	%(e)	5.16	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,377		$4,203		$5,930		$8,370		$10,976		$4,049
Net expenses	1.53	%(f)	1.55	%(g)	1.62	%(h)	1.60	%(i)	1.60	%(i)	1.64	%(i)
Gross expenses	1.53	%(f)	1.55	%(g)	1.62	%(h)	1.65%		1.68%		1.72%
Net investment income	0.71	%(f)	0.61%		0.34%		0.81%		0.72%		1.00%
Portfolio turnover rate	27%		24%		39%		56%		66%		89%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 1.59%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

75  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$11.62		$11.69		$12.05		$11.88		$12.03		$11.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.07		0.04		0.10		0.08		0.12
Net realized and unrealized gain (loss)	0.04		0.01		(0.23)		0.27		0.03		0.48

Total from Investment Operations	0.08		0.08		(0.19)		0.37		0.11		0.60

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.15)		(0.17)		(0.20)		(0.17)		(0.18)
Net realized capital gains	—		—		(0.00	)(b)	(0.00	)(b)	(0.09)		—
Paid-in capital	—		—		(0.00	)(b)	—		—		—

Total Distributions	(0.06)		(0.15)		(0.17)		(0.20)		(0.26)		(0.18)

Net asset value, end of the period	$11.64		$11.62		$11.69		$12.05		$11.88		$12.03

Total return(c)	0.67	%(d)	0.69%		(1.55)%		3.17	%(e)	0.96	%(e)	5.24	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$57,829		$56,936		$71,963		$75,522		$68,776		$75,984
Net expenses	1.53	%(f)	1.55	%(g)	1.62	%(h)	1.60	%(i)	1.60	%(i)	1.64	%(i)
Gross expenses	1.53	%(f)	1.55	%(g)	1.62	%(h)	1.65%		1.67%		1.72%
Net investment income	0.71	%(f)	0.61%		0.36%		0.80%		0.68%		0.98%
Portfolio turnover rate	27%		24%		39%		56%		66%		89%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 1.59%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$11.65		$11.72		$12.08		$11.91		$12.05		$11.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.18		0.16		0.21		0.20		0.23
Net realized and unrealized gain (loss)	0.03		0.02		(0.23)		0.28		0.04		0.48

Total from Investment Operations	0.13		0.20		(0.07)		0.49		0.24		0.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.27)		(0.29)		(0.32)		(0.29)		(0.30)
Net realized capital gains	—		—		(0.00	)(b)	(0.00	)(b)	(0.09)		—
Paid-in capital	—		—		(0.00	)(b)	—		—		—

Total Distributions	(0.12)		(0.27)		(0.29)		(0.32)		(0.38)		(0.30)

Net asset value, end of the period	$11.66		$11.65		$11.72		$12.08		$11.91		$12.05

Total return	1.09	%(c)	1.70%		(0.56)%		4.19	%(d)	2.05	%(d)	6.20	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$371,380		$330,224		$252,127		$220,444		$130,874		$95,847
Net expenses	0.53	%(e)	0.55	%(f)	0.62	%(g)	0.60	%(h)	0.60	%(h)	0.63	%(h)
Gross expenses	0.53	%(e)	0.55	%(f)	0.62	%(g)	0.65%		0.67%		0.71%
Net investment income	1.71	%(e)	1.58%		1.35%		1.77%		1.68%		1.94%
Portfolio turnover rate	27%		24%		39%		56%		66%		89%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.59%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

77  |

Notes to Financial Statements

March 31, 2015 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles International Bond Fund (the “International Bond Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company, except for International Bond Fund, which is a non-diversified investment company.

The Funds each offer Class A, Class C and Class Y shares. In addition, Core Plus Bond Fund offers Class N shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares of all Funds except Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 3.00%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Core Plus Bond Fund Class A, Class B, Class C and Class Y, collectively, and Class N individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an

79  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a

|  80

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund

81  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements.  Each Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statement of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statement of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking liquid assets or cash.

No swap agreements were held by the Funds during the six months ended March 31, 2015.

g.  Delayed Delivery Commitments.  The Funds may purchase securities, including those designated as To Be Announced (“TBAs”) in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to each Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2015 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, contingent payment debt instruments, preferred securities adjustments, premium amortization, defaulted bond adjustments, paydown gains and losses, return of capital and capital gain distributions received, deferred Trustees’ fees and distribution redesignations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency and futures contracts mark to market, dividends payable, contingent payment debt instruments, return of capital distributions received and defaulted bond interest. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2014 as follows:

	2014 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$55,031,227	$428,711	$55,459,938
High Income Fund	10,202,315	7,750,939	17,953,254
International Bond Fund	203,566	297,774	501,340
Limited Term Government and Agency Fund	13,729,185	—	13,729,185

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

As of September 30, 2014, capital loss carryforwards and post-October capital loss deferrals were as follows:

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$—	$(3,476,934)
Long-term:
No expiration date	—	—	—	(8,321,892)

Total capital loss carryforward	$—	$—	$—	$(11,798,826)

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(239,916)	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

j.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2015, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

k.  Due to Brokers.  Transactions and positions in certain futures, forward foreign currency contracts, swap agreements and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due to broker balance in the Statement of Assets and Liabilities for Core Plus Bond Fund represents cash received as collateral for delayed delivery securities. The due to broker balance in the Statement of Assets and Liabilities for High Income Fund represents securities received as collateral for forward foreign currency contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

l.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2015, none of the Funds had loaned securities under this agreement.

m.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Other	$—	$34,570,889	$30,168,835	(b)	$64,739,724
Airlines	—	3,265,975	1,058,683	(b)	4,324,658
Mortgage Related	—	974,062,919	14,175,132	(b)	988,238,051
Non-Agency Commercial Mortgage-Backed Securities	—	347,868,784	12,295,000	(b)	360,163,784
All Other Bonds and Notes(a)	—	5,059,934,816	—		5,059,934,816

Total Bonds and Notes	—	6,419,703,383	57,697,650		6,477,401,033

Senior Loans(a)	—	88,357,218	—		88,357,218
Preferred Stocks(a)	2,362,357	9,483,489	—		11,845,846
Short-Term Investments	—	903,540,070	—		903,540,070

Total	$2,362,357	$7,421,084,160	$57,697,650		$7,481,144,167

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$149,659	$761,810	(b)	$911,469
Airlines	—	326,506	3,288	(b)	329,794
All Other Non-Convertible Bonds(a)	—	146,112,829	—		146,112,829

Total Non-Convertible Bonds	—	146,588,994	765,098		147,354,092

Convertible Bonds(a)	—	15,279,311	—		15,279,311

Total Bonds and Notes	—	161,868,305	765,098		162,633,403

Senior Loans(a)	—	3,179,466	—		3,179,466
Preferred Stocks
Convertible Preferred Stocks
REITs - Mortgage	—	450,925	—		450,925
All Other Convertible Preferred Stocks(a)	7,429,203	—	—		7,429,203

Total Convertible Preferred Stocks	7,429,203	450,925	—		7,880,128

Non-Convertible Preferred Stocks(a)	3,110,901	—	—		3,110,901

Total Preferred Stocks	10,540,104	450,925	—		10,991,029

Common Stocks(a)	2,771,379	—	—		2,771,379
Warrants(d)	92,299	—	—		92,299
Short-Term Investments	—	25,170,461	—		25,170,461

Total Investments	13,403,782	190,669,157	765,098		204,838,037

Forward Foreign Currency Contracts (unrealized appreciation)	—	204,909	—		204,909

Total	$13,403,782	$190,874,066	$765,098		$205,042,946

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

High Income Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(55,833)	$—	$(55,833)
Futures Contracts (unrealized depreciation)	(75,040)	—	—	(75,040)

Total	$(75,040)	$(55,833)	$—	$(130,873)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

A preferred stock valued at $941,666 was transferred from Level 2 to Level 1 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At March 31, 2015, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

International Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$6,258,149	$—	$6,258,149
Preferred Stocks(a)	50,195	—	—	50,195

Total Investments	50,195	6,258,149	—	6,308,344

Forward Foreign Currency Contracts (unrealized appreciation)	—	668	—	668
Futures Contracts (unrealized appreciation)	556	—	—	556

Total	$50,751	$6,258,817	$—	$6,309,568

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(17,948)	$—	$(17,948)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

|  90

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Agency Commercial Mortgage-Backed Securities	$—	$77,667,410	$14,220,832	(b)	$91,888,242
Collateralized Mortgage Obligations	—	120,294,056	545,527	(b)	120,839,583
Non-Agency Commercial Mortgage-Backed Securities	—	59,304,604	3,040,000	(b)	62,344,604
All Other Bonds and Notes(a)	—	471,174,953	—		471,174,953

Total Bonds and Notes	—	728,441,023	17,806,359		746,247,382

Short-Term Investments	—	14,717,278	—		14,717,278

Total	$—	$743,158,301	$17,806,359		$760,964,660

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or March 31, 2015:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$12,623,552	$—	$(3,208)	$(5,467)	$19,966,505
Airlines	4,362,720	288	197	(3,215)	—
Mortgage Related	—	—	—	113,801	14,061,331
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(15,974)	12,310,974
Convertible Bonds
Wirelines	265,482	—	(103,458)	81,425	—

Total	$17,251,754	$288	$(106,469)	$170,570	$46,338,810

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Core Plus Bond Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(2,412,547)	$—	$—	$30,168,835	$(5,466)
Airlines	(37,659)	—	(3,263,648)	1,058,683	—
Mortgage Related	—	—	—	14,175,132	113,801
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	12,295,000	(15,974)
Convertible Bonds
Wirelines	(243,449)	—	—	—	—

Total	$(2,693,655)	$—	$(3,263,648)	$57,697,650	$92,361

A debt security valued at $3,263,648 was transferred from Level 3 to Level 2 during the period ended March 31, 2015. At September 30, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

|  92

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$447,739	$—	$—	5,916	310,000
Airlines	4,985	—	266	(377)	—
Convertible Bonds
Wirelines	5,740	$—	(1,628)	1,151	$—

Total	$458,464	$—	$(1,362)	$6,690	$310,000

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(1,845)	$—	$—	$761,810	$5,916
Airlines	(1,586)	—	—	3,288	(35)
Convertible Bonds
Wirelines	(5,263)	—	—	—	—

Total	$(8,694)	$—	$—	$765,098	$5,881

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

International Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
United States	$45,337	$—	$1,553	$(337)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
United States	$(46,553)	$—	$—	$—	$—

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Car Loan	$2,694,542	$—	$—	$—	$—
ABS Home Equity	160,459	—	1,375	1,136	—
Agency Commercial Mortgage-Backed Securities	14,488,062	—	—	(267,230)	—
Collateralized Mortgage Obligations	604,116	—	4	(154)	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(3,950)	3,043,950

Total	$17,947,179	$—	$1,379	$(270,198)	$3,043,950

|  94

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Limited Term Government and Agency Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
ABS Car Loan	$—	$—	$(2,694,542)	$—	$—
ABS Home Equity	(162,970)	—	—	—	—
Agency Commercial Mortgage-Backed Securities	—	—	—	14,220,832	(267,230)
Collateralized Mortgage Obligations	(58,439)	—	—	545,527	(92)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	3,040,000	(3,950)

Total	$(221,409)	$—	$(2,694,542)	$17,806,359	$(271,272)

A debt security valued at $2,694,542 was transferred from Level 3 to Level 2 during the period ended March 31, 2015. At September 30, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that High Income Fund and International Bond Fund used during the period include forward foreign currency contracts and futures contracts.

High Income Fund and International Bond Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of

95  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2015, High Income Fund engaged in forward foreign currency transactions for hedging purposes. During the same period, International Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

High Income Fund and International Bond Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2015, High Income Fund and International Bond Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for High Income Fund as of March 31, 2015, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$204,909	$—	$204,909

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$(55,833)	$—	$(55,833)
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	(75,040)	(75,040)

Total asset derivatives	$(55,833)	$(75,040)	$(130,873)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

|  96

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Transactions in derivative instruments for High Income Fund during the six months ended March 31, 2015, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$(411,934)	$—
Foreign exchange contracts	—	511,896

Total	$(411,934)	$511,896

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$(126,082)	$—
Foreign exchange contracts	—	26,991

Total	$(126,082)	$26,991

[2]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

The following is a summary of derivative instruments for International Bond Fund as of March 31, 2015, as reflected within the Statement of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$668	$—	$668
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	556	556

Total asset derivatives	$668	$556	$1,224

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(17,948)	$—	$(17,948)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Transactions in derivative instruments for International Bond Fund during the six months ended March 31, 2015, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$11,860	$—
Foreign exchange contracts	—	(75,816)

Total	$11,860	$(75,816)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$(2,088)	$—
Foreign exchange contracts	—	2,426

Total	$(2,088)	$2,426

[2]

Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2015:

High Income Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	2.61%	3.45%
Highest Notional Amount Outstanding	3.64%	4.11%
Lowest Notional Amount Outstanding	2.22%	2.89%
Notional Amount Outstanding as of March 31, 2015	3.64%	4.11%

International Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	25.91%	8.51%
Highest Notional Amount Outstanding	39.89%	10.85%
Lowest Notional Amount Outstanding	18.48%	4.35%
Notional Amount Outstanding as of March 31, 2015	39.89%	4.35%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

|  98

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities. As of March 31, 2015, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements by counterparty, are as follows:

High Income Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$66,112	$—	$66,112	$—	$66,112
UBS AG	138,797	(55,833)	82,964	(21,907)	61,057

	$204,909	$(55,833)	$149,076	$(21,907)	$127,169

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
UBS AG	$(55,833)	$55,833	$—	$—	$—

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

International Bond Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$503	$(503)	$—	$—	$—
Credit Suisse International	165	(165)	—	—	—

	$668	$(668)	$—	$—	$—

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(10,503)	$503	$(10,000)	$—	$(10,000)
Credit Suisse International	(4,814)	165	(4,649)	—	(4,649)
UBS AG	(2,631)	—	(2,631)	—	(2,631)

	$(17,948)	$668	$(17,280)	$—	$(17,280)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the

|  100

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2015:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
High Income Fund	$329,890	$252,150
International Bond Fund	5,670	5,002

These amounts include U.S. government and agency securities received as collateral for High Income Fund of $21,907. U.S. government and agency securities received as collateral are valued in accordance with the Fund’s valuation policies and are recorded on the Statement of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2015, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$5,041,679,185	$3,583,129,519	$3,477,042,957	$446,856,165
High Income Fund	30,781,240	36,793,893	54,036,631	41,250,047
International Bond Fund	1,265,471	1,395,383	2,129,309	3,718,604
Limited Term Government and Agency Fund	205,240,194	104,396,676	73,718,632	96,221,634

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $1.5 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1500%
High Income Fund	0.6000%	0.6000%	0.6000%	0.6000%
International Bond Fund	0.6000%	0.6000%	0.6000%	0.6000%
Limited Term Government and Agency Fund	0.3750%	0.3750%	0.3500%	0.3000%

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

NGAM Advisors, L.P. (“NGAM Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2016 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Core Plus Bond Fund	0.80%	1.55%	1.55%	0.50%	0.55%
High Income Fund	1.15%	1.90%	1.90%	—	0.90%
International Bond Fund	1.05%	—	1.80%	—	0.80%
Limited Term Government and Agency Fund	0.80%	1.55%	1.55%	—	0.55%

Loomis Sayles and NGAM Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and NGAM Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

For the six months ended March 31, 2015, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Core Plus Bond Fund	$3,726,367	$—	$3,726,367	0.167%	0.167%
High Income Fund	583,777	—	583,777	0.600%	0.600%
International Bond Fund	23,702	23,702	—	0.600%	—
Limited Term Government and Agency Fund	1,366,821	—	1,366,821	0.367%	0.367%

[1]	Management fee waivers are subject to possible recovery until September 30, 2016.

In addition, the investment adviser reimbursed non-class-specific expenses of International Bond Fund in the amount of $61,756 for the six months ended March 31, 2015. Expense reimbursements are subject to possible recovery until September 30, 2016.

For the six months ended March 31, 2015, the advisory administration fees for Core Plus Bond Fund were as follows:

Advisory Administration Fee	Percentage of Average Daily Net Assets
$3,726,367	0.167%

No expenses were recovered for any of the Funds during the six months ended March 31, 2015 under the terms of the expense agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended March 31, 2015, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Core Plus Bond Fund	$1,092,879	$683	$436,224	$2,048	$1,308,670
High Income Fund	54,461	125	18,047	375	54,142
International Bond Fund	3,275	—	2,473	—	7,420
Limited Term Government and Agency Fund	406,233	4,719	74,262	14,155	222,786

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2015, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$950,393
High Income Fund	41,508
International Bond Fund	1,686
Limited Term Government and Agency Fund	159,010

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$1,225,185
High Income Fund	77,216
International Bond Fund	2,979
Limited Term Government and Agency Fund	153,306

As of March 31, 2015, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$83,329
High Income Fund	1,786
International Bond Fund	51
Limited Term Government and Agency Fund	3,926

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

105  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2015 were as follows:

Fund	Commissions
Core Plus Bond Fund	$718,945
High Income Fund	40,182
International Bond Fund	813
Limited Term Government and Agency Fund	114,789

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

g.  Affiliated Ownership.  As of March 31, 2015, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Retirement Plan
Core Plus Bond Fund	0.04%
International Bond Fund	1.69%
Limited Term Government and Agency Fund	0.14%

Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2015, Core Plus Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class B	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$327,578	$207	$130,693	$656	$850,993

Transfer agent fees and expenses attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2015, none of the Funds had borrowings under this agreement.

Effective April 16, 2015, the committed unsecured line of credit will be reduced to $150,000,000, and the individual limit of $125,000,000 for each Fund will be eliminated. Therefore, any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). In addition, the commitment fee will increase to 0.15% per annum, payable at the end of each calendar quarter.

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

9.  Concentration of Risk.  International Bond Fund is a non-diversified fund. Compared with diversified mutual funds, International Bond Fund may invest a greater percentage of its assets in a particular country. Therefore, International Bond Fund’s returns could be significantly affected by the performance of any one of the small number of countries in its portfolio.

Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2015, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Core Plus Bond Fund	1	5.67%	0.04%	5.71%
High Income Fund	3	26.78%	—	26.78%
International Bond Fund	—	—	1.69%	1.69%
Limited Term Government and Agency Fund	1	12.09%	0.14%	12.23%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	42,397,351	$557,560,679	29,795,175	$393,768,013
Issued in connection with the reinvestment of distributions	1,067,831	13,938,025	1,003,545	13,146,005
Redeemed	(10,049,112)	(131,763,728)	(16,328,796)	(214,096,387)

Net change	33,416,070	$439,734,976	14,469,924	$192,817,631

Class B
Issued from the sale of shares	84	$1,093	923	$12,023
Issued in connection with the reinvestment of distributions	499	6,543	1,536	20,111
Redeemed	(20,231)	(266,815)	(43,656)	(574,001)

Net change	(19,648)	$(259,179)	(41,197)	$(541,867)

Class C
Issued from the sale of shares	11,831,205	$156,159,349	7,230,506	$95,528,924
Issued in connection with the reinvestment of distributions	260,818	3,402,066	260,172	3,405,772
Redeemed	(2,167,924)	(28,485,830)	(6,291,404)	(81,808,202)

Net change	9,924,099	$131,075,585	1,199,274	$17,126,494

Class N
Issued from the sale of shares	150,310,063	$1,988,495,492	7,101,873	$95,126,708
Issued in connection with the reinvestment of distributions	1,476,970	19,443,954	119,610	1,591,071
Redeemed	(8,783,684)	(116,155,265)	(776,670)	(10,310,123)

Net change	143,003,349	$1,891,784,181	6,444,813	$86,407,656

Class Y
Issued from the sale of shares	176,486,182	$2,335,808,229	68,813,227	$914,578,778
Issued in connection with the reinvestment of distributions	2,991,269	39,335,262	1,861,139	24,597,610
Redeemed	(23,908,836)	(316,113,957)	(20,930,186)	(275,242,381)

Net change	155,568,615	$2,059,029,534	49,744,180	$663,934,007

Increase (decrease) from capital share transactions	341,892,485	$4,521,365,097	71,816,994	$959,743,921

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

11.  Capital Shares (continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,471,426	$19,435,999	5,133,818	$23,326,417
Issued in connection with the reinvestment of distributions	387,745	1,651,385	971,866	4,324,321
Redeemed	(3,728,093)	(16,114,991)	(6,566,505)	(29,978,953)

Net change	1,131,078	$4,972,393	(460,821)	$(2,328,215)

Class B
Issued from the sale of shares	—	$—	3,463	$15,765
Issued in connection with the reinvestment of distributions	744	3,166	4,994	22,266
Redeemed	(13,940)	(60,518)	(64,948)	(299,817)

Net change	(13,196)	$(57,352)	(56,491)	$(261,786)

Class C
Issued from the sale of shares	391,125	$1,711,147	504,940	$2,306,974
Issued in connection with the reinvestment of distributions	116,492	496,058	269,328	1,199,074
Redeemed	(378,778)	(1,648,638)	(844,464)	(3,842,672)

Net change	128,839	$558,567	(70,196)	$(336,624)

Class Y
Issued from the sale of shares	21,420,170	$94,380,463	12,451,931	$56,610,742
Issued in connection with the reinvestment of distributions	1,191,321	5,070,934	1,946,529	8,656,379
Redeemed	(16,488,905)	(72,108,819)	(10,009,792)	(45,183,438)

Net change	6,122,586	$27,342,578	4,388,668	$20,083,683

Increase (decrease) from capital share transactions	7,369,307	$32,816,186	3,801,160	$17,157,058

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

11.  Capital Shares (continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
International Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	18,520	$167,100	251,225	$2,423,574
Issued in connection with the reinvestment of distributions	3,790	34,115	27,646	261,255
Redeemed	(129,145)	(1,160,891)	(840,947)	(8,207,626)

Net change	(106,835)	$(959,676)	(562,076)	$(5,522,797)

Class C
Issued from the sale of shares	22,505	$201,698	35,986	$344,217
Issued in connection with the reinvestment of distributions	3,204	28,323	8,952	83,701
Redeemed	(93,842)	(812,758)	(138,017)	(1,323,477)

Net change	(68,133)	$(582,737)	(93,079)	$(895,559)

Class Y
Issued from the sale of shares	122,602	$1,074,873	312,197	$3,041,181
Issued in connection with the reinvestment of distributions	4,612	41,693	4,536	42,916
Redeemed	(132,801)	(1,143,552)	(239,134)	(2,319,900)

Net change	(5,587)	$(26,986)	77,599	$764,197

Increase (decrease) from capital share transactions	(180,555)	$(1,569,399)	(577,556)	$(5,654,159)

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Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

11.  Capital Shares (continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,860,877	$56,497,815	10,352,825	$120,783,887
Issued in connection with the reinvestment of distributions	203,490	2,365,292	509,189	5,940,640
Redeemed	(3,850,503)	(44,732,973)	(14,196,566)	(165,594,450)

Net change	1,213,864	$14,130,134	(3,334,552)	$(38,869,923)

Class B
Issued from the sale of shares	1,262	$14,638	109,804	$1,281,761
Issued in connection with the reinvestment of distributions	1,597	18,544	5,851	68,193
Redeemed	(74,403)	(863,693)	(261,431)	(3,046,644)

Net change	(71,544)	$(830,511)	(145,776)	$(1,696,690)

Class C
Issued from the sale of shares	934,766	$10,876,643	1,307,714	$15,266,049
Issued in connection with the reinvestment of distributions	16,039	186,579	43,490	507,877
Redeemed	(879,553)	(10,225,948)	(2,606,942)	(30,440,808)

Net change	71,252	$837,274	(1,255,738)	$(14,666,882)

Class Y
Issued from the sale of shares	11,669,849	$136,135,517	19,913,274	$232,904,721
Issued in connection with the reinvestment of distributions	181,282	2,113,875	270,399	3,163,665
Redeemed	(8,353,648)	(97,410,072)	(13,350,830)	(156,223,639)

Net change	3,497,483	$40,839,320	6,832,843	$79,844,747

Increase (decrease) from capital share transactions	4,711,055	$54,976,217	2,096,777	$24,611,252

12.  Subsequent Event.  On March 13, 2015, the Board of Trustees approved the liquidation of International Bond Fund. It is expected that the sale of the Fund’s assets and the corresponding liquidating distributions to shareholders will be completed on or about May 15, 2015.

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SEMIANNUAL REPORT

March 31, 2015

Loomis Sayles Investment Grade Bond Fund

Portfolio Review page 1

Portfolio of Investments page 6

Financial Statements page  23

Notes to Financial Statements page 33

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	LIGRX
Daniel J. Fuss, CFA®, CIC	Class B	LGBBX
Brian P. Kennedy	Class C	LGBCX
Elaine M. Stokes	Class N	LGBNX
Loomis, Sayles & Company, L.P.	Class Y	LSIIX
	Admin Class	LIGAX

Objective

The Fund seeks high total investment return through a combination of current income and capital appreciation.

1  |

Average Annual Total Returns — March 31, 20154

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 12/31/96)
NAV	-0.24%	0.81%	5.76%	6.52%	—%
With 4.50% Maximum Sales Charge	-4.73	-3.76	4.78	6.03	—

Class B (Inception 9/12/03)
NAV	-0.56	0.03	4.97	5.68	—
With CDSC[2]	-5.40	-4.77	4.65	5.68	—

Class C (Inception 9/12/03)
NAV	-0.62	0.07	4.96	5.72	—
With CDSC[2]	-1.59	-0.89	4.96	5.72	—

Class N (Inception 2/1/13)
NAV	-0.06	1.19	—	—	2.44

Class Y (Inception 12/31/96)
NAV	-0.12	1.07	6.02	6.81	—

Admin Class (Inception 2/1/10)[1]
NAV	-0.36	0.58	5.49	6.13	—

Comparative Performance
Barclays U.S. Government/Credit Bond Index[3]	3.69	5.86	4.75	4.96	2.93

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12 months ended June 30, 2014 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution fees (12b-1 fees) and/or service fees, and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2014 through March 31, 2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period row as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/31/2015
Class A
Actual	$1,000.00	$997.60	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18
Class B
Actual	$1,000.00	$994.40	$7.86
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$7.95
Class C
Actual	$1,000.00	$993.80	$7.85
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$7.95
Class N
Actual	$1,000.00	$999.40	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.59	$2.37
Class Y
Actual	$1,000.00	$998.80	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04	$2.92
Admin Class
Actual	$1,000.00	$996.40	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44

*	Expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.83%, 1.58%, 1.58%, 0.47%, 0.58% and 1.08% for Class A, B, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 93.1% of Net Assets
Non-Convertible Bonds — 88.1%
	ABS Car Loan — 0.3%
$7,227,667	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	$7,261,022
20,999,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	21,567,595

		28,828,617

	ABS Credit Card — 0.0%
2,324,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	2,349,132

	ABS Other — 2.3%
871,208	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	878,293
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	65,816,161
2,565,023	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	2,597,791
57,491,428	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)	57,209,720
40,265,000	John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/2019	40,413,699
11,600,000	John Deere Owner Trust, Series 2015-A, Class A4, 1.650%, 12/15/2021	11,669,994
3,339,834	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	3,352,005
35,326,672	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	41,466,589
12,458,703	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	13,349,786
3,329,193	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	3,284,545
7,478,265	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	7,787,806

		247,826,389

	Aerospace & Defense — 1.0%
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,005,500
78,795,000	Textron, Inc., 5.950%, 9/21/2021	92,145,000
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	19,229,793

		113,380,293

	Airlines — 2.5%
4,814,356	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,031,002
11,085,144	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	11,552,604
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	19,348,700
15,940	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	15,940
260,361	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	271,426
661,290	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	725,303
7,579,781	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	8,574,248
1,367,257	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,524,491

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$3,040,289	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	$3,253,109
49,497,855	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	55,746,959
10,779,650	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	11,575,188
20,985,469	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	22,716,770
16,758,812	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	19,398,325
2,599,031	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	2,774,465
1,526,122	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,791,362
10,091,562	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	11,706,212
22,944,536	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	26,500,939
2,143,678	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	2,390,201
13,892,061	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	15,281,267
4,525,842	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	5,088,405
19,589,422	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	21,156,576
318,071	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	347,111
14,171,371	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	16,757,647
8,993,436	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	9,622,977
2,594,336	Virgin Australia Pass Through Trust, Series 2013-1A, 5.000%, 4/23/2025, 144A	2,726,207

		275,877,434

	Automotive — 1.0%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098	27,711,872
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,818,733
2,680,000	Ford Motor Co., 6.375%, 2/01/2029	3,312,011
125,000	Ford Motor Co., 6.500%, 8/01/2018	142,694
255,000	Ford Motor Co., 6.625%, 2/15/2028	319,148
5,074,000	Ford Motor Co., 6.625%, 10/01/2028	6,520,065
3,243,000	Ford Motor Co., 7.400%, 11/01/2046	4,799,124
4,569,000	Ford Motor Co., 7.450%, 7/16/2031	6,307,916
240,000	Ford Motor Co., 7.500%, 8/01/2026	317,422
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,452,335
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	44,562,491
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,559,600

		108,823,411

	Banking — 14.1%
22,547,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	28,774,459
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,908,400
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	7,989,768
35,878,000	Associates Corp. of North America, 6.950%, 11/01/2018	41,783,698
11,400,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	3,357,616
11,641,000	Bank of America Corp., 2.600%, 1/15/2019	11,848,117
3,590,000	Bank of America Corp., 5.420%, 3/15/2017	3,834,447
3,132,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	3,780,225

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$16,757,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	$16,975,495
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	103,234
11,000,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	12,416,580
2,393,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,888,317
17,249,000	Bank of America NA, 5.300%, 3/15/2017	18,421,794
1,056,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	1,162,369
7,110,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	6,452,864
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,366,677
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	295,522
8,994,000	Capital One Financial Corp., 6.150%, 9/01/2016	9,582,684
56,000,000	Citigroup, Inc., 2.500%, 9/26/2018	57,097,600
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	16,952,927
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,832,806
22,960,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	17,632,395
2,700,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(b)	2,397,800
2,740,000	Citigroup, Inc., 5.875%, 2/22/2033	3,188,738
5,445,000	Citigroup, Inc., 6.125%, 5/15/2018	6,128,358
8,705,000	Citigroup, Inc., 6.125%, 8/25/2036	10,541,755
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	34,973,464
2,398,000	Citigroup, Inc., EMTN, 1.312%, 11/30/2017, (EUR)(c)	2,576,996
4,750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.700%, 3/19/2018	4,791,923
21,855,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	23,520,067
5,265,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	5,450,339
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	71,715,283
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,468,053
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	147,495,243
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,540,454
4,467,000	HBOS PLC, 6.000%, 11/01/2033, 144A	5,278,971
1,000,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,118,834
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	728,000
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	72,822,851
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	27,556,978
2,950,000	JPMorgan Chase & Co., EMTN, 1.063%, 5/30/2017, (GBP)(c)	4,332,270
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,187,365
100,000	Keybank NA, 6.950%, 2/01/2028	133,133
9,787,000	Lloyds Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	7,853,864
81,622,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	95,894,994
6,479,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	6,980,462
103,309,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	125,798,440
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	49,148,933
78,200,000	Morgan Stanley, 2.125%, 4/25/2018	79,058,871
4,250,000	Morgan Stanley, 3.450%, 11/02/2015	4,315,667
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,934,047

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	$23,934,303
1,455,000	Morgan Stanley, 4.875%, 11/01/2022	1,589,096
56,867,000	Morgan Stanley, 5.500%, 7/24/2020	65,224,288
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,887,265
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	120,349,365
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	50,872,376
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	883,639
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	19,126,304
10,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	11,130,404
3,800,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	2,912,790
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	43,488,820
5,187,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,899,445
9,400,000	Morgan Stanley, Series F, MTN, 0.707%, 10/18/2016(c)	9,388,570
2,239,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	3,406,492
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,091,332
8,638,000	National City Corp., 6.875%, 5/15/2019	10,192,140
35,900,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	40,426,846
5,250,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	5,938,608
6,150,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	7,591,165
1,650,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	1,829,783
700,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	722,755
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	16,752,205
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,880,726
3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,635,032

		1,530,543,896

	Brokerage — 0.9%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	52,180,461
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,483,376
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,460,800
1,693,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,914,309
16,875,000	Jefferies Group LLC, 8.500%, 7/15/2019	20,182,669

		103,221,615

	Building Materials — 1.1%
6,640,000	Masco Corp., 4.800%, 6/15/2015	6,693,578
10,942,000	Masco Corp., 5.850%, 3/15/2017	11,680,585
6,616,000	Masco Corp., 6.125%, 10/03/2016	7,050,010
6,058,000	Masco Corp., 6.500%, 8/15/2032	6,482,060
28,539,000	Masco Corp., 7.125%, 3/15/2020	33,461,978
5,725,000	Masco Corp., 7.750%, 8/01/2029	6,641,000
9,300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	2,156,319
284,000	Owens Corning, 6.500%, 12/01/2016	305,347
41,379,000	Owens Corning, 7.000%, 12/01/2036	50,687,330

		125,158,207

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — 1.0%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	$16,272,870
13,630,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	14,658,888
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,460,559
64,548,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	74,164,297

		109,556,614

	Chemicals — 0.5%
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	50,184,375

	Construction Machinery — 0.1%
6,787,000	Toro Co., 6.625%, 5/01/2037(b)	8,198,160
400,000	United Rentals North America, Inc., 8.375%, 9/15/2020	430,120

		8,628,280

	Consumer Products — 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,697,042
6,170,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	6,501,718

		15,198,760

	Diversified Manufacturing — 0.1%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,621,011
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	13,740,003

		15,361,014

	Electric — 2.3%
30,799,011	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	36,616,298
9,643,063	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	10,150,867
9,066,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	9,713,476
30,430,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	31,495,050
12,285,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	13,059,692
3,200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	3,480,064
4,491,000	Endesa S.A., 7.875%, 2/01/2027	5,927,738
40,453,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	49,108,890
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	11,734,320
7,921,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	14,751,340
5,386,008	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)	5,965,543
50,026,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	58,322,612

		250,325,890

	Finance Companies — 5.0%
66,384,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	75,547,714
3,500,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	2,726,525
1,874,000	GE Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,587,349
35,580,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	26,769,520
14,225,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	11,074,306
51,370,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	39,497,955
5,882,000	General Electric Capital Corp., Series A, MTN, 0.553%, 5/13/2024(c)	5,513,999
26,931,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	20,393,878
210,000	International Lease Finance Corp., 3.875%, 4/15/2018	213,150
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,489,050

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — continued
$27,395,000	International Lease Finance Corp., 5.875%, 4/01/2019	$29,723,575
3,063,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,399,930
12,465,000	International Lease Finance Corp., 6.250%, 5/15/2019	13,618,013
60,419,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	67,820,328
90,196,000	Navient LLC, 5.500%, 1/25/2023	85,911,690
62,425(††)	Navient LLC, 6.000%, 12/15/2043	1,394,210
2,270,000	Navient LLC, MTN, 4.625%, 9/25/2017	2,304,050
8,895,000	Navient LLC, MTN, 7.250%, 1/25/2022	9,384,225
641,000	Navient LLC, MTN, 8.000%, 3/25/2020	711,574
15,792,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	15,792,000
19,496,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	15,962,350
19,727,000	Springleaf Finance Corp., 5.250%, 12/15/2019	19,505,071
48,535,000	Springleaf Finance Corp., 7.750%, 10/01/2021	53,145,825
19,414,000	Springleaf Finance Corp., 8.250%, 10/01/2023	21,840,750

		543,327,037

	Government Guaranteed — 0.4%
12,910,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	10,426,159
4,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,264,996
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	25,125,552

		38,816,707

	Government Owned – No Guarantee — 1.2%
3,720,000	Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036, 144A	4,729,050
36,975,000	Abu Dhabi National Energy Co. PJSC, 7.250%, 8/01/2018, 144A	42,898,025
55,150,000	DP World Ltd., 6.850%, 7/02/2037, 144A	62,434,763
12,575,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	13,518,125
7,565,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	6,126,894
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,347,230

		131,054,087

	Health Insurance — 0.0%
1,569,000	CIGNA Corp., 7.875%, 5/15/2027	2,179,372
1,174,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,702,300

		3,881,672

	Healthcare — 1.8%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,853,577
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	8,223,573
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	11,331,182
6,440,000	HCA, Inc., 4.750%, 5/01/2023	6,681,500
73,785,000	HCA, Inc., 5.250%, 4/15/2025	79,687,800
1,055,000	HCA, Inc., 5.375%, 2/01/2025	1,106,431
802,000	HCA, Inc., 5.875%, 3/15/2022	887,966
52,905,000	HCA, Inc., 5.875%, 5/01/2023	57,137,400
2,936,000	HCA, Inc., 7.050%, 12/01/2027	3,126,840
4,119,000	HCA, Inc., 7.500%, 12/15/2023	4,680,214
1,282,000	HCA, Inc., 7.500%, 11/06/2033	1,384,560
3,807,000	HCA, Inc., 7.690%, 6/15/2025	4,301,910

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$4,164,000	HCA, Inc., 8.360%, 4/15/2024	$4,913,520
1,199,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,342,880
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,328,780
2,200,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	2,035,000

		199,023,133

	Home Construction — 0.1%
9,200,000	Pulte Group, Inc., 6.000%, 2/15/2035	9,154,000
3,567,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,691,845

		12,845,845

	Independent Energy — 0.9%
8,105,000	Continental Resources, Inc., 3.800%, 6/01/2024	7,470,703
610,000	Continental Resources, Inc., 4.500%, 4/15/2023	592,024
9,787,000	EQT Corp., 8.125%, 6/01/2019	11,691,775
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	67,014,836
7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	7,529,600

		94,298,938

	Integrated Energy — 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,461,900

	Life Insurance — 1.2%
3,920,000	American International Group, Inc., 4.125%, 2/15/2024	4,243,502
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,676,270
1,515,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	1,692,464
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	983,494
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	7,387,180
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,621,505
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	12,152,024
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	43,642,316
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	7,473,021
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,780,095
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	21,644,668
4,732,000	Unum Group, 7.125%, 9/30/2016	5,129,885

		127,426,424

	Local Authorities — 1.9%
7,448,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	5,624,651
37,829,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	30,398,411
152,895,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	129,447,876
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	14,583,243
6,166	Province of Alberta, 5.930%, 9/16/2016, (CAD)	5,106
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	558,589
29,791,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	22,641,190

		203,259,066

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Lodging — 0.5%
$52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	$57,124,279
100,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	106,784

		57,231,063

	Media Entertainment — 0.4%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	6,679,543
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	20,459,218
5,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	4,787,500
1,805,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,917,812
4,445,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	5,085,080
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	4,003,802

		42,932,955

	Metals & Mining — 2.3%
1,577,631	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(f)	1,057,013
15,000,000	Alcoa, Inc., 5.400%, 4/15/2021	16,330,485
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	16,701,133
45,700,000	Alcoa, Inc., 5.900%, 2/01/2027	50,324,383
5,505,000	Alcoa, Inc., 5.950%, 2/01/2037	5,778,692
5,804,000	Alcoa, Inc., 6.750%, 1/15/2028	6,672,609
430,000	ArcelorMittal, 6.250%, 3/01/2021	456,875
4,085,000	ArcelorMittal, 7.000%, 2/25/2022	4,473,075
47,920,000	ArcelorMittal, 7.500%, 3/01/2041	49,836,800
19,365,000	ArcelorMittal, 7.750%, 10/15/2039	20,333,250
20,625,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	19,980,469
15,701,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	16,662,686
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	4,012,440
31,210,000	United States Steel Corp., 7.000%, 2/01/2018	32,614,450
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,535,116
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,601,663

		254,371,139

	Midstream — 2.5%
650,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	601,747
525,000	Energy Transfer Partners LP, 4.150%, 10/01/2020	551,153
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	3,976,318
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,717,545
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,372,444
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,417,621
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	8,408,972
303,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	313,014
8,715,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	8,682,319
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	90,206
1,745,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,095,666
22,365,000	NiSource Finance Corp., 6.400%, 3/15/2018	25,421,043
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	25,433,842
46,655,000	ONEOK Partners LP, 4.900%, 3/15/2025	47,206,602
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	11,027,664
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	54,109,714

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — continued
$1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	$1,706,453
1,880,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,030,242
15,683,000	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 5/01/2018	17,796,833
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,434,755
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	21,534,336
8,405,000	Williams Partners LP, 3.350%, 8/15/2022	8,122,348

		277,050,837

	Mortgage Related — 0.0%
30,158	FHLMC, 5.000%, 12/01/2031	33,553
5,069	FNMA, 6.000%, 7/01/2029	5,837

		39,390

	Non-Agency Commercial Mortgage-Backed Securities — 2.2%
11,450,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 2.675%, 12/15/2027, 144A(c)	11,466,019
2,102,387	Column Canada Issuer Corp., Series 2006-WEM, Class A1, 4.591%, 1/15/2022, (CAD)	1,687,188
3,514,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	2,899,040
9,785,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV3, 3.122%, 10/15/2031, 144A(b)(c)	9,793,904
8,515,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.322%, 10/15/2031, 144A(b)(c)	8,538,161
45,789,070	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.704%, 6/15/2039(c)	48,989,771
23,914,111	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.903%, 9/15/2039(c)	25,610,171
6,711,090	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(c)	7,207,496
69,500,000	Extended Stay America Trust, Series 2013, Class 7-ESH7, 3.902%, 12/05/2031, 144A	71,516,751
10,268,441	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	8,213,618
27,000,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	22,004,824
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.796%, 8/12/2045, 144A(c)	10,499,570
6,851,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	8,046,410
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.553%, 3/15/2044, 144A(c)	2,323,139

		238,796,062

	Oil Field Services — 0.3%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	4,788,325
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	26,026,561
587,000	Transocean Ltd., 7.375%, 4/15/2018	570,857

		31,385,743

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Paper — 1.1%
$4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	$5,120,673
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	26,496,265
644,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	908,369
1,031,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,556,485
7,049,000	International Paper Co., 8.700%, 6/15/2038	10,529,669
5,270,000	Mead Corp. (The), 7.550%, 3/01/2047(b)	6,762,649
5,068,000	Westvaco Corp., 8.200%, 1/15/2030	7,157,739
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	33,299,493
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,826,995
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,189,619

		118,847,956

	Property & Casualty Insurance — 0.4%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,990,132
9,038,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	11,347,851
4,245,000	Loews Corp., 2.625%, 5/15/2023	4,144,818
1,889,000	MBIA Insurance Corp., 11.513%, 1/15/2033, 144A(c)(g)	1,024,782
6,555,000	Old Republic International Corp., 4.875%, 10/01/2024	6,959,116
7,609,000	Sirius International Group, 6.375%, 3/20/2017, 144A	8,222,407
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,756,125
1,463,000	XLIT Ltd., 6.375%, 11/15/2024	1,802,393

		39,247,624

	Railroads — 0.1%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	11,750,840
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)	234,098
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	1,658,040
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)	190,507

		13,833,485

	Real Estate Operations/Development — 0.3%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	11,120,009
18,869,000	ProLogis LP, 7.375%, 10/30/2019	22,731,654

		33,851,663

	REITs – Apartments — 0.3%
12,243,000	Camden Property Trust, 5.000%, 6/15/2015	12,347,666
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	17,932,445

		30,280,111

	REITs – Diversified — 0.2%
4,140,000	Duke Realty LP, 5.950%, 2/15/2017	4,473,046
19,574,000	Duke Realty LP, 6.500%, 1/15/2018	21,993,386

		26,466,432

	REITs – Health Care — 0.1%
5,972,000	Health Care REIT, Inc., 6.500%, 3/15/2041	7,857,575

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	REITs – Office Property — 0.3%
$20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	$22,462,854
11,306,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	13,067,023

		35,529,877

	REITs – Shopping Centers — 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,347,736

	REITs – Single Tenant — 0.3%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	10,008,316
22,701,000	Realty Income Corp., 6.750%, 8/15/2019	26,720,394

		36,728,710

	Restaurants — 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	10,857,641

	Retailers — 0.3%
1,696,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	1,602,720
5,979,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	4,334,775
5,446,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,839,430
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	12,893,963
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,174,123
3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,647,631

		37,492,642

	Sovereigns — 0.4%
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	38,803,094

	Supermarkets — 0.6%
23,950,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/2022, 144A	25,626,500
1,120,000	Delhaize Group S.A., 5.700%, 10/01/2040	1,237,708
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,644,932
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,034,425
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,481,250
989,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	818,397
17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021	17,808,700

		62,651,912

	Supranational — 0.3%
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	8,627,034
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	10,283,886
58,420,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	17,501,014

		36,411,934

	Technology — 1.4%
4,600,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	4,646,000
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,157,704
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,614,942
7,487,000	Corning, Inc., 7.250%, 8/15/2036	9,740,242
7,051,000	Equifax, Inc., 7.000%, 7/01/2037	9,123,860
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	76,308,920
7,795,000	Intuit, Inc., 5.750%, 3/15/2017	8,445,485

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$16,735,000	KLA-Tencor Corp., 5.650%, 11/01/2034	$18,181,155
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,720,472
1,833,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,368,337
5,603,000	Tyco Electronics Group S.A., 6.550%, 10/01/2017	6,281,680
561,000	Xerox Corp., 6.350%, 5/15/2018	633,564
7,110,000	Xerox Corp., 6.750%, 2/01/2017	7,776,072

		147,998,433

	Transportation Services — 0.8%
8,436,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	9,452,656
2,824,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	3,627,174
51,504,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	69,451,290

		82,531,120

	Treasuries — 28.1%
312,405,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	248,207,259
209,501,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	169,474,904
61,795,000	Canadian Government, 1.750%, 9/01/2019, (CAD)	51,069,978
372,145,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	294,754,236
90,055,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	73,346,600
156,655,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	125,667,848
4,159,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	3,415,828
2,755,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	20,531,184
2,965,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	21,572,122
7,555,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	56,506,754
1,925,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	15,247,007
23,970,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	204,083,253
36,850,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	29,457,101
109,763,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	88,147,563
974,276,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	129,517,257
802,302,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	99,968,799
43,590,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	13,316,492
23,848,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	8,032,649
1,040,764,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	5,574,750
391,985,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	2,125,119
1,195,394,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	6,829,242
435,000,000	U.S. Treasury Note, 0.375%, 1/31/2016	435,543,750
470,000,000	U.S. Treasury Note, 0.375%, 3/31/2016	470,440,860
110,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	110,060,170
125,000,000	U.S. Treasury Note, 0.500%, 6/30/2016	125,205,125
250,000,000	U.S. Treasury Note, 0.500%, 1/31/2017	250,019,500

		3,058,115,350

	Wireless — 0.4%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	35,381,863
58,200,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	3,799,691
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,847,228
1,996,000	Sprint Capital Corp., 6.900%, 5/01/2019	2,063,365
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	631,890

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$598,000	Sprint Communications, Inc., 6.000%, 11/15/2022	$568,100

		48,292,137

	Wirelines — 4.4%
33,710,000	AT&T, Inc., 2.625%, 12/01/2022	32,829,832
26,815,000	AT&T, Inc., 3.000%, 2/15/2022	26,906,680
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	441,146
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	3,263,191
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	66,925,650
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	5,189,600
2,708,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,774,008
24,103,000	Embarq Corp., 7.995%, 6/01/2036	28,660,877
825,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	880,688
200,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	209,376
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	1,458,226
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	8,784,287
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	20,768,998
300,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	326,994
1,698,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,850,820
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,796,325
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,763,300
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,642,450
333,000	Qwest Corp., 6.500%, 6/01/2017	362,946
14,480,000	Qwest Corp., 6.875%, 9/15/2033	14,531,158
4,668,000	Qwest Corp., 7.200%, 11/10/2026	4,686,672
9,077,000	Qwest Corp., 7.250%, 9/15/2025	10,552,013
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,813,349
46,411,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	47,919,358
23,660,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	25,316,200
4,200,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	4,621,709
525,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	592,587
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,114,263
14,375,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	19,856,461
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	7,143,172
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	16,184,041
2,100,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	3,830,999
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	11,903,409
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	49,182,746
32,509,000	Verizon Communications, Inc., 2.450%, 11/01/2022	31,511,721
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,468,352
2,095,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,401,427

		477,465,031

	Total Non-Convertible Bonds (Identified Cost $9,307,691,244)	9,598,076,388

Convertible Bonds — 4.1%
	Consumer Products — 0.0%
3,905,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	4,224,722

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Energy — 0.4%
$34,700,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$33,246,937
11,225,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	11,253,063

		44,500,000

	Property & Casualty Insurance — 0.8%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	86,039,700

	Retailers — 0.4%
43,190,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	41,678,350

	Technology — 2.5%
137,016,000	Intel Corp., 3.250%, 8/01/2039	216,314,010
35,120,000	Intel Corp., 3.482%, 12/15/2035(c)	43,680,500
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	15,135,028
371,793	Liberty Media LLC, 3.500%, 1/15/2031	350,610

		275,480,148

	Total Convertible Bonds (Identified Cost $341,370,358)	451,922,920

Municipals — 0.9%
	District of Columbia — 0.2%
14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	21,171,056

	Illinois — 0.5%
24,640,000	State of Illinois, 5.100%, 6/01/2033	24,923,360
33,395,000	State of Illinois, Series B, 5.520%, 4/01/2038	32,904,761

		57,828,121

	Michigan — 0.0%
2,310,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,030,028

	Ohio — 0.1%
5,075,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	4,161,297

	Virginia — 0.1%
13,605,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	10,369,731

	Total Municipals (Identified Cost $87,718,110)	95,560,233

	Total Bonds and Notes (Identified Cost $9,736,779,712)	10,145,559,541

Senior Loans — 0.4%
	Finance Companies — 0.3%
22,468,182	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(c)	22,453,803
14,312,449	AWAS Finance Luxembourg S.a.r.l., Term Loan B, 3.500%, 6/10/2016(c)	14,285,685

		36,739,488

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Supermarkets — 0.1%
$9,068,918	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(c)	$9,097,848

	Total Senior Loans (Identified Cost $45,840,688)	45,837,336

Shares
Common Stocks — 4.3%
	Automobiles — 0.6%
4,063,816	Ford Motor Co.	65,589,990

	Electronic Equipment, Instruments & Components — 3.7%
17,550,000	Corning, Inc.	398,034,000

	Total Common Stocks (Identified Cost $261,481,587)	463,623,990

Preferred Stocks — 0.2%
	Energy — 0.0%
43,031	Chesapeake Energy Corp., 5.000%	3,829,759

	Metals & Mining — 0.1%
340,285	ArcelorMittal, 6.000%	5,111,081

	REITs – Diversified — 0.1%
258,873	Weyerhaeuser Co., Series A, 6.375%	14,165,530

	Total Preferred Stocks (Identified Cost $25,066,559)	23,106,370

Principal Amount (‡)
Short-Term Investments — 0.6%
$88,601	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2015 at 0.000%, to be repurchased at $88,601 on 4/01/2015 collateralized by $88,900 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $90,381 including accrued interest (Note 2 of Notes to Financial Statements)	88,601
65,014,759	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $65,014,777 on 4/01/2015 collateralized by $61,300,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $63,522,125; $2,495,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $2,794,400 including accrued interest (Note 2 of Notes to Financial Statements)	65,014,759

	Total Short-Term Investments (Identified Cost $65,103,360)	65,103,360

	Total Investments — 98.6% (Identified Cost $10,134,271,906)(a)	10,743,230,597
	Other assets less liabilities — 1.4%	149,672,170

	Net Assets — 100.0%	$10,892,902,767

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2015, the net unrealized appreciation on investments based on a cost of $10,180,959,435 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,106,440,126
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(544,168,964)

	Net unrealized appreciation	$562,271,162

(b)	Illiquid security. At March 31, 2015, the value of these securities amounted to $100,948,582 or 0.9% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(c)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2015, interest payments were made in additional debt securities.
(g)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $1,469,846,830 or 13.5% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	28.1%
Banking	14.1
Finance Companies	5.3
Wirelines	4.4
Technology	3.9
Electronic Equipment, Instruments & Components	3.7
Midstream	2.5
Airlines	2.5
Local Authorities	2.4
Metals & Mining	2.4
Electric	2.3
ABS Other	2.3
Non-Agency Commercial Mortgage-Backed Securities	2.2
Other Investments, less than 2% each	21.9
Short-Term Investments	0.6

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure Summary at March 31, 2015 (Unaudited)

United States Dollar	73.3%
Canadian Dollar	10.9
New Zealand Dollar	4.5
Mexican Peso	3.4
Australian Dollar	2.6
Norwegian Krone	2.1
Other, less than 2% each	1.8

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

ASSETS
Investments at cost	$10,134,271,906
Net unrealized appreciation	608,958,691

Investments at value	10,743,230,597
Foreign currency at value (identified cost $6,076,574)	5,998,128
Receivable for Fund shares sold	58,138,941
Receivable for securities sold	3,333,074
Dividends and interest receivable	116,189,449

TOTAL ASSETS	10,926,890,189

LIABILITIES
Payable for securities purchased	2,212,864
Payable for Fund shares redeemed	26,675,515
Management fees payable (Note 5)	3,707,517
Deferred Trustees’ fees (Note 5)	524,867
Administrative fees payable (Note 5)	392,992
Payable to distributor (Note 5d)	143,394
Other accounts payable and accrued expenses	330,273

TOTAL LIABILITIES	33,987,422

NET ASSETS	$10,892,902,767

NET ASSETS CONSIST OF:
Paid-in capital	$10,344,933,844
Distributions in excess of net investment income	(18,890,963)
Accumulated net realized loss on investments and foreign currency transactions	(39,186,434)
Net unrealized appreciation on investments and foreign currency translations	606,046,320

NET ASSETS	$10,892,902,767

See accompanying notes to financial statements.

23  |

Statement of Assets and Liabilities (continued)

March 31, 2015 (Unaudited)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,982,952,131

Shares of beneficial interest	169,206,517

Net asset value and redemption price per share	$11.72

Offering price per share (100/95.50 of net asset value) (Note 1)	$12.27

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,815,921

Shares of beneficial interest	241,553

Net asset value and offering price per share	$11.66

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,464,131,628

Shares of beneficial interest	126,120,050

Net asset value and offering price per share	$11.61

Class N shares:
Net assets	$22,589,568

Shares of beneficial interest	1,927,164

Net asset value, offering and redemption price per share	$11.72

Class Y shares:
Net assets	$7,387,717,968

Shares of beneficial interest	629,958,391

Net asset value, offering and redemption price per share	$11.73

Admin Class shares:
Net assets	$32,695,551

Shares of beneficial interest	2,795,617

Net asset value, offering and redemption price per share	$11.70

See accompanying notes to financial statements.

|  24

Statement of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$223,660,584
Dividends	5,292,774

228,953,358

Expenses
Management fees (Note 5)	21,566,685
Service and distribution fees (Note 5)	10,121,535
Administrative fees (Note 5)	2,300,260
Trustees’ fees and expenses (Note 5)	81,631
Transfer agent fees and expenses (Notes 5 and 6)	6,181,460
Audit and tax services fees	31,094
Custodian fees and expenses	274,097
Legal fees	48,523
Registration fees	278,440
Shareholder reporting expenses	372,144
Miscellaneous expenses	101,330

Total expenses	41,357,199
Less waiver and/or expense reimbursement (Note 5)	(146)

Net expenses	41,357,053

Net investment income	187,596,305

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	8,194,459
Foreign currency transactions	(4,211,016)
Net change in unrealized appreciation (depreciation) on:
Investments	(215,563,267)
Foreign currency translations	(1,530,301)

Net realized and unrealized loss on investments and foreign currency transactions	(213,110,125)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,513,820)

See accompanying notes to financial statements.

25  |

Statement of Changes in Net Assets

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income	$187,596,305	$381,334,880
Net realized gain on investments and foreign currency transactions	3,983,443	165,435,720
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(217,093,568)	37,179,796

Net increase (decrease) in net assets resulting from operations	(25,513,820)	583,950,396

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(40,662,184)	(97,103,740)
Class B	(71,192)	(240,518)
Class C	(25,745,214)	(55,536,557)
Class N	(235,510)	(146,112)
Class Y	(156,589,259)	(267,549,875)
Admin Class	(570,805)	(853,378)
Net realized capital gains
Class A	(19,188,288)	(61,443,747)
Class B	(40,831)	(193,236)
Class C	(14,769,296)	(42,676,071)
Class N	(70,374)	(71,304)
Class Y	(69,414,543)	(149,212,926)
Admin Class	(286,059)	(529,493)

Total distributions	(327,643,555)	(675,556,957)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	839,563,127	159,293,101

Net increase in net assets	486,405,752	67,686,540
NET ASSETS
Beginning of the period	10,406,497,015	10,338,810,475

End of the period	$10,892,902,767	$10,406,497,015

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(18,890,963)	$17,386,896

See accompanying notes to financial statements.

|  26

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$12.11		$12.22	$12.76	$12.12	$12.56	$11.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.46	0.48	0.51	0.57	0.55
Net realized and unrealized gain (loss)	(0.22)		0.26	(0.30)	0.86	(0.15)	0.96

Total from Investment Operations	(0.02)		0.72	0.18	1.37	0.42	1.51

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.51)	(0.60)	(0.62)	(0.60)	(0.56)
Net realized capital gains	(0.12)		(0.32)	(0.12)	(0.11)	(0.26)	(0.03)

Total Distributions	(0.37)		(0.83)	(0.72)	(0.73)	(0.86)	(0.59)

Net asset value, end of the period	$11.72		$12.11	$12.22	$12.76	$12.12	$12.56

Total return(b)	(0.24	)%(c)	6.04%	1.34%	11.74%	3.47%	13.41%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,982,952		$1,932,847	$2,431,718	$2,960,119	$2,705,810	$3,092,956
Net expenses	0.83	%(d)	0.83%	0.83%	0.84%	0.81%	0.81%
Gross expenses	0.83	%(d)	0.83%	0.83%	0.84%	0.81%	0.81%
Net investment income	3.42	%(d)	3.75%	3.85%	4.17%	4.56%	4.58%
Portfolio turnover rate	4%		19%	30%	19%	19%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

27  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$12.04		$12.16	$12.70	$12.06	$12.50	$11.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.37	0.39	0.42	0.47	0.45
Net realized and unrealized gain (loss)	(0.22)		0.24	(0.31)	0.86	(0.14)	0.95

Total from Investment Operations	(0.06)		0.61	0.08	1.28	0.33	1.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.41)	(0.50)	(0.53)	(0.51)	(0.46)
Net realized capital gains	(0.12)		(0.32)	(0.12)	(0.11)	(0.26)	(0.03)

Total Distributions	(0.32)		(0.73)	(0.62)	(0.64)	(0.77)	(0.49)

Net asset value, end of the period	$11.66		$12.04	$12.16	$12.70	$12.06	$12.50

Total return(b)	(0.56	)%(c)	5.17%	0.57%	10.96%	2.70%	12.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,816		$5,220	$7,972	$12,507	$13,549	$17,113
Net expenses	1.58	%(d)	1.58%	1.58%	1.59%	1.56%	1.65%
Gross expenses	1.58	%(d)	1.58%	1.58%	1.59%	1.56%	1.65%
Net investment income	2.65	%(d)	3.02%	3.09%	3.42%	3.81%	3.74%
Portfolio turnover rate	4%		19%	30%	19%	19%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  28

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$12.00		$12.11	$12.66	$12.03	$12.47	$11.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.36	0.39	0.42	0.47	0.46
Net realized and unrealized gain (loss)	(0.23)		0.27	(0.32)	0.85	(0.14)	0.96

Total from Investment Operations	(0.07)		0.63	0.07	1.27	0.33	1.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.42)	(0.50)	(0.53)	(0.51)	(0.48)
Net realized capital gains	(0.12)		(0.32)	(0.12)	(0.11)	(0.26)	(0.03)

Total Distributions	(0.32)		(0.74)	(0.62)	(0.64)	(0.77)	(0.51)

Net asset value, end of the period	$11.61		$12.00	$12.11	$12.66	$12.03	$12.47

Total return(b)	(0.62	)%(c)	5.29%	0.50%	10.91%	2.71%	12.58%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,464,132		$1,524,806	$1,746,822	$2,281,142	$2,091,834	$2,593,324
Net expenses	1.58	%(d)	1.58%	1.58%	1.59%	1.56%	1.56%
Gross expenses	1.58	%(d)	1.58%	1.58%	1.59%	1.56%	1.56%
Net investment income	2.67	%(d)	3.00%	3.10%	3.42%	3.81%	3.83%
Portfolio turnover rate	4%		19%	30%	19%	19%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

29  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$12.11		$12.22		$12.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23		0.50		0.34
Net realized and unrealized gain (loss)	(0.23)		0.26		(0.46)

Total from Investment Operations	—		0.76		(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)		(0.55)		(0.32)
Net realized capital gains	(0.12)		(0.32)		—

Total Distributions	(0.39)		(0.87)		(0.32)

Net asset value, end of the period	$11.72		$12.11		$12.22

Total return	(0.06	)%(c)	6.41%		(0.95	)%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$22,590		$6,101		$41
Net expenses	0.47	%(e)	0.47	%(f)	0.65	%(d)(e)
Gross expenses	0.47	%(e)	0.47	%(f)	0.78	%(e)
Net investment income	3.83	%(e)	4.07%		4.18	%(e)
Portfolio turnover rate	4%		19%		30%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  30

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$12.12		$12.23	$12.77	$12.13	$12.56	$11.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.49	0.52	0.54	0.60	0.58
Net realized and unrealized gain (loss)	(0.23)		0.26	(0.31)	0.86	(0.14)	0.95

Total from Investment Operations	(0.01)		0.75	0.21	1.40	0.46	1.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.54)	(0.63)	(0.65)	(0.63)	(0.59)
Net realized capital gains	(0.12)		(0.32)	(0.12)	(0.11)	(0.26)	(0.03)

Total Distributions	(0.38)		(0.86)	(0.75)	(0.76)	(0.89)	(0.62)

Net asset value, end of the period	$11.73		$12.12	$12.23	$12.77	$12.13	$12.56

Total return	(0.12	)%(b)	6.30%	1.60%	12.01%	3.81%	13.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,387,718		$6,911,938	$6,130,700	$6,817,911	$4,887,742	$4,473,001
Net expenses	0.58	%(c)	0.59%	0.58%	0.59%	0.56%	0.56%
Gross expenses	0.58	%(c)	0.59%	0.58%	0.59%	0.56%	0.56%
Net investment income	3.67	%(c)	3.99%	4.11%	4.41%	4.81%	4.82%
Portfolio turnover rate	4%		19%	30%	19%	19%	25%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

31  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Admin Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Period Ended September 30, 2010*
Net asset value, beginning of the period	$12.09		$12.20	$12.74	$12.11	$12.55	$11.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.43	0.45	0.48	0.54	0.33
Net realized and unrealized gain (loss)	(0.23)		0.26	(0.30)	0.85	(0.15)	0.73

Total from Investment Operations	(0.04)		0.69	0.15	1.33	0.39	1.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.48)	(0.57)	(0.59)	(0.57)	(0.31)
Net realized capital gains	(0.12)		(0.32)	(0.12)	(0.11)	(0.26)	—

Total Distributions	(0.35)		(0.80)	(0.69)	(0.70)	(0.83)	(0.31)

Net asset value, end of the period	$11.70		$12.09	$12.20	$12.74	$12.11	$12.55

Total return	(0.36	)%(b)	5.79%	1.10%	11.41%	3.26%	9.13	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$32,696		$25,585	$21,557	$15,968	$5,967	$879
Net expenses	1.08	%(d)	1.09%	1.08%	1.09%	1.07%	1.08	%(e)(d)
Gross expenses	1.08	%(d)	1.09%	1.08%	1.09%	1.07%	7.68	%(d)
Net investment income	3.17	%(d)	3.49%	3.62%	3.89%	4.32%	4.06	%(d)
Portfolio turnover rate	4%		19%	30%	19%	19%	25%

*	From commencement of Class operations on February 1, 2010 through September 30, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  32

Notes to Financial Statements

March 31, 2015 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Investment Grade Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N, Class Y and Admin Class shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 4.50%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Class N and Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees for Class A, Class B, Class C and Admin Class and, Class A, Class B, Class C, Class Y and Admin Class, collectively, and Class N, individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

33  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service, or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and

|  34

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time a Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and

35  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Fund during the six months ended March 31, 2015.

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2015 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

|  36

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, paydown gains and losses, capital gain distributions received, defaulted bond adjustments, distribution redesignations, deferred Trustees’ fees and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to premium amortization, deferred Trustees’ fees, defaulted bond adjustments, contingent payment debt instruments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2014 was as follows:

2014 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$423,122,747	$252,434,210	$675,556,957

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

37  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

g.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2015, the Fund did not loan securities under this agreement.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in

|  38

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$129,917,958	$117,908,431	(b)	$247,826,389
Airlines	—	14,278,811	261,598,623	(b)	275,877,434
Finance Companies	1,394,210	541,932,827	—		543,327,037
Health Insurance	—	2,179,372	1,702,300	(b)	3,881,672
Non-Agency Commercial Mortgage-Backed Securities	—	220,463,997	18,332,065	(b)	238,796,062
All Other Non-Convertible Bonds(a)	—	8,288,367,794	—		8,288,367,794

Total Non-Convertible Bonds	1,394,210	9,197,140,759	399,541,419		9,598,076,388

Convertible Bonds(a)	—	451,922,920	—		451,922,920
Municipals(a)	—	95,560,233	—		95,560,233

Total Bonds and Notes	1,394,210	9,744,623,912	399,541,419		10,145,559,541

Senior Loans(a)	—	45,837,336	—		45,837,336
Common Stocks(a)	463,623,990	—	—		463,623,990
Preferred Stocks(a)	19,276,611	3,829,759	—		23,106,370
Short-Term Investments	—	65,103,360	—		65,103,360

Total	$484,294,811	$9,859,394,367	$399,541,419		$10,743,230,597

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

39  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

A preferred stock valued at $4,217,042 was transferred from Level 1 to Level 2 during the period ended March 31, 2015. At September 30, 2014, this security was valued at the last sale price. At March 31, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or March 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Non-Convertible Bonds
ABS Other	$121,211,469	$—	$131,331	$1,024,221	$—
Airlines	272,473,977	217,074	252,382	(1,593,257)	—
Health Insurance	—	1,886	—	84,321	—
Metals & Mining	1,720,500	8,836	376	553,716	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(115)	18,332,180

Total	$395,405,946	$227,796	$384,089	$68,886	$18,332,180

|  40

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Non-Convertible Bonds
ABS Other	$(4,458,590)	$—	$—	$117,908,431	$1,272,939
Airlines	(9,751,553)	—	—	261,598,623	(93,929)
Health Insurance	—	1,616,093	—	1,702,300	84,321
Metals & Mining	(2,283,428)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	18,332,065	(115)

Total	$(16,493,571)	$1,616,093	$—	$399,541,419	$1,263,216

A debt security valued at $1,616,093 was transferred from Level 2 to Level 3 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended March 31, 2015, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $861,247,751 and $342,539,972, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $600,007,812 and $95,056,861, respectively.

5. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.40% of the first $15 billion of the Fund’s average daily net assets and 0.38% of the Fund’s average daily net assets in excess of $15 billion, calculated daily and payable monthly.

41  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until January 31, 2016 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y	Admin Class
0.95%	1.70%	1.70%	0.65%	0.70%	1.20%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2015, the management fees for the Fund were $21,566,685 (effective rate of 0.40% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2015 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”), a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”), and a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution

|  42

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2015, the service and distribution fees for the Fund were as follows:

Service Fees				Distribution Fees
Class A	Class B	Class C	Admin Class	Class B	Class C	Admin Class
$2,476,000	$5,076	$1,887,591	$37,436	$15,226	$5,662,771	$37,435

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of

43  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the period ended March 31, 2015, the administrative fees for the Fund were $2,300,260.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $5,982,981.

As of March 31, 2015, the Fund owes NGAM Distribution $143,394 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution were $729,049 for the six months ended March 31, 2015.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except

|  44

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Affiliated Ownership.  As of March 31, 2015, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.08% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2016 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2015, NGAM Advisors reimbursed the Fund $146 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2015, the Fund incurred the following class-specific expenses (including sub-transfer agent fees, where applicable):

	Class A	Class B	Class C	Class N	Class Y	Admin Class
Transfer Agent Fees and Expenses	$1,136,793	$2,336	$866,853	$146	$4,158,156	$17,176

45  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Transfer agent fees and expenses attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2015, the Fund had no borrowings under this agreement.

Effective April 16, 2015, the committed unsecured line of credit will be reduced to $150,000,000, and the individual limit of $125,000,000 for each Fund will be eliminated. Therefore, any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). In addition, the commitment fee will increase to 0.15% per annum, payable at the end of each calendar quarter.

8.  Concentration of Risk.  The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of March 31, 2015, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5)	Total Percentage of Ownership
1	16.06%	0.08%	16.14%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

|  46

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	36,329,351	$433,775,056	61,980,287	$757,402,370
Issued in connection with the reinvestment of distributions	4,219,684	50,096,354	11,402,236	137,522,730
Redeemed	(30,967,323)	(368,937,493)	(112,771,964)	(1,382,727,194)

Net change	9,581,712	$114,933,917	(39,389,441)	$(487,802,094)

Class B
Issued from the sale of shares	2,152	$25,426	12,684	$152,583
Issued in connection with the reinvestment of distributions	6,431	75,962	22,585	270,690
Redeemed	(200,437)	(2,374,095)	(257,679)	(3,138,970)

Net change	(191,854)	$(2,272,707)	(222,410)	$(2,715,697)

Class C
Issued from the sale of shares	10,026,164	$118,925,295	13,814,441	$167,086,533
Issued in connection with the reinvestment of distributions	2,242,786	26,376,018	5,186,123	61,978,474
Redeemed	(13,232,133)	(156,278,736)	(36,110,742)	(436,564,015)

Net change	(963,183)	$(10,977,423)	(17,110,178)	$(207,499,008)

Class N
Issued from the sale of shares	1,547,510	$18,380,307	549,445	$6,730,576
Issued in connection with the reinvestment of distributions	25,807	305,884	17,975	217,415
Redeemed	(149,910)	(1,772,793)	(67,008)	(816,584)

Net change	1,423,407	$16,913,398	500,412	$6,131,407

Class Y
Issued from the sale of shares	128,383,816	$1,534,021,203	207,507,155	$2,542,512,176
Issued in connection with the reinvestment of distributions	17,105,838	203,166,136	30,655,508	370,436,791
Redeemed	(85,958,828)	(1,024,338,297)	(169,118,479)	(2,066,048,547)

Net change	59,530,826	$712,849,042	69,044,184	$846,900,420

Admin Class
Issued from the sale of shares	1,333,790	$15,896,214	1,285,768	$15,672,285
Issued in connection with the reinvestment of distributions	33,142	392,287	46,748	562,942
Redeemed	(688,231)	(8,171,601)	(982,879)	(11,957,154)

Net change	678,701	$8,116,900	349,637	$4,278,073

Increase (decrease) from capital share transactions	70,059,609	$839,563,127	13,172,204	$159,293,101

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Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Semiannual Report

March 31, 2015

Portfolio Review	1
Portfolio of Investments	6
Financial Statements	20
Notes to Financial Statements	30

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20152

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 12/31/96)	15.07%	5.74%	17.50%	11.79%	—%
Retail Class (Inception 12/31/96)	14.96	5.46	17.16	11.49	—
Class N (Inception 2/1/13)	15.14	5.86	—	—	19.99
Comparative Performance
Russell 2000® Growth Index[1]	17.36	12.06	16.58	10.02	20.70

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20153

	6 months	1 year	5 years	10 years	Life of Class N

Institutional Class (Inception 5/13/91)	13.49%	9.32%	15.26%	9.69%	—%
Retail Class (Inception 12/31/96)	13.33	9.03	14.98	9.41	—
Admin Class (Inception 1/2/98)	13.23	8.79	14.70	9.13	—
Class N (Inception 2/1/13)	13.51	9.36	—	—	17.15

Comparative Performance
Russell 2000® Value Index[1]	11.56	4.43	12.54	7.53	14.39
Russell 2000® Index[2]	14.46	8.21	14.57	8.82	17.51

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2014 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2014 through March 31, 2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual

3  |

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$1,150.70	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

Retail Class
Actual	$1,000.00	$1,149.60	$6.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

Class N
Actual	$1,000.00	$1,151.40	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

*   Expenses are equal to the Fund’s annualized expense ratio: 0.94%, 1.19% and 0.83% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period* 10/1/2014 – 3/31/2015
Actual	$1,000.00	$1,134.90	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$1,133.30	$6.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$1,132.30	$7.23
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.84

Class N
Actual	$1,000.00	$1,135.10	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.36% and 0.85% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.1% of Net Assets

	Aerospace & Defense – 0.9%
192,886	Hexcel Corp.	$9,918,198

	Air Freight & Logistics – 1.3%
311,344	XPO Logistics, Inc.(b)	14,156,812

	Airlines – 0.7%
94,018	Spirit Airlines, Inc.(b)	7,273,232

	Banks – 3.3%
333,195	Bank of the Ozarks, Inc.	12,304,891
253,549	Pinnacle Financial Partners, Inc.	11,272,789
352,417	PrivateBancorp, Inc.	12,394,506

		35,972,186

	Biotechnology – 6.8%
178,933	Acceleron Pharma, Inc.(b)	6,810,190
227,439	Acorda Therapeutics, Inc.(b)	7,569,170
142,747	Anacor Pharmaceuticals, Inc.(b)	8,257,914
147,913	Chimerix, Inc.(b)	5,574,841
395,474	Emergent Biosolutions, Inc.(b)	11,373,832
164,659	Insys Therapeutics, Inc.(b)	9,571,628
125,369	Neurocrine Biosciences, Inc.(b)	4,978,403
49,564	Receptos, Inc.(b)	8,172,608
90,753	TESARO, Inc.(b)	5,209,222
162,884	Zafgen, Inc.(b)	6,451,835

		73,969,643

	Building Products – 3.3%
242,949	Apogee Enterprises, Inc.	10,495,397
99,108	Caesarstone Sdot-Yam Ltd.	6,016,847
406,373	NCI Building Systems, Inc.(b)	7,022,125
222,469	Trex Co., Inc.(b)	12,131,234

		35,665,603

	Capital Markets – 1.8%
177,017	Artisan Partners Asset Management, Inc.	8,047,193
310,454	HFF, Inc., Class A	11,654,443

		19,701,636

	Chemicals – 0.5%
382,719	Flotek Industries, Inc.(b)	5,641,278

	Commercial Services & Supplies – 1.0%
333,734	Healthcare Services Group, Inc.	10,722,873

	Communications Equipment – 0.6%
313,014	Ciena Corp.(b)	6,044,300

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 0.9%
229,535	Encore Capital Group, Inc.(b)	$9,546,361

	Distributors – 1.0%
151,147	Pool Corp.	10,544,015

	Diversified Consumer Services – 2.3%
234,386	Bright Horizons Family Solutions, Inc.(b)	12,016,970
554,526	Nord Anglia Education, Inc.(b)	12,598,831

		24,615,801

	Diversified Financial Services – 1.1%
143,661	MarketAxess Holdings, Inc.	11,909,497

	Electrical Equipment – 0.7%
294,689	Thermon Group Holdings, Inc.(b)	7,093,164

	Electronic Equipment, Instruments & Components – 2.9%
170,969	FARO Technologies, Inc.(b)	10,622,304
116,235	FEI Co.	8,873,380
124,978	IPG Photonics Corp.(b)	11,585,460

		31,081,144

	Energy Equipment & Services – 0.7%
115,815	Dril-Quip, Inc.(b)	7,920,588

	Food Products – 1.8%
439,309	Freshpet, Inc.(b)	8,535,774
133,481	TreeHouse Foods, Inc.(b)	11,348,554

		19,884,328

	Health Care Equipment & Supplies – 6.9%
269,717	Cardiovascular Systems, Inc.(b)	10,529,752
339,123	Cynosure, Inc., Class A(b)	10,400,902
158,153	Inogen, Inc.(b)	5,059,315
247,021	LDR Holding Corp.(b)	9,050,850
627,525	Novadaq Technologies, Inc.(b)	10,191,006
319,541	Quidel Corp.(b)	8,621,216
464,999	Spectranetics Corp.(b)	16,163,365
201,504	Wright Medical Group, Inc.(b)	5,198,803

		75,215,209

	Health Care Providers & Services – 6.2%
239,117	Acadia Healthcare Co., Inc.(b)	17,120,777
226,002	Amsurg Corp.(b)	13,903,643
295,390	ExamWorks Group, Inc.(b)	12,294,132
176,777	Magellan Health, Inc.(b)	12,519,347
199,931	Team Health Holdings, Inc.(b)	11,697,963

		67,535,862

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Hotels, Restaurants & Leisure – 4.8%
226,002	Dave & Buster’s Entertainment, Inc.(b)	$6,884,021
223,128	Diamond Resorts International, Inc.(b)	7,459,169
354,753	Krispy Kreme Doughnuts, Inc.(b)	7,091,513
186,778	Popeyes Louisiana Kitchen, Inc.(b)	11,173,060
132,634	Vail Resorts, Inc.	13,717,008
171,103	Zoe’s Kitchen, Inc.(b)	5,696,019

		52,020,790

	Internet & Catalog Retail – 0.5%
178,365	Wayfair, Inc., Class A(b)	5,729,084

	Internet Software & Services – 7.2%
253,668	comScore, Inc.(b)	12,987,802
253,533	Criteo S.A., Sponsored ADR(b)	10,014,553
259,298	Dealertrack Technologies, Inc.(b)	9,988,159
172,736	Demandware, Inc.(b)	10,519,622
581,294	Endurance International Group Holdings, Inc.(b)	11,079,464
190,850	Envestnet, Inc.(b)	10,702,868
444,351	Everyday Health, Inc.(b)	5,714,354
308,223	Q2 Holdings, Inc.(b)	6,515,834

		77,522,656

	IT Services – 2.7%
246,363	Cardtronics, Inc.(b)	9,263,249
214,325	Euronet Worldwide, Inc.(b)	12,591,594
245,165	InterXion Holding NV(b)	6,913,653

		28,768,496

	Life Sciences Tools & Services – 1.2%
313,792	Cambrex Corp.(b)	12,435,577

	Machinery – 2.8%
105,815	Middleby Corp. (The)(b)	10,861,910
160,193	Proto Labs, Inc.(b)	11,213,510
101,743	RBC Bearings, Inc.	7,787,409

		29,862,829

	Media – 0.8%
261,513	IMAX Corp.(b)	8,815,603

	Oil, Gas & Consumable Fuels – 1.9%
141,506	Diamondback Energy, Inc.(b)	10,873,321
188,036	PDC Energy, Inc.(b)	10,161,465

		21,034,786

	Pharmaceuticals – 2.3%
213,606	Akorn, Inc.(b)	10,148,421
213,426	Impax Laboratories, Inc.(b)	10,003,277

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – continued
116,567	ZS Pharma, Inc.(b)	$4,905,139

		25,056,837

	Professional Services – 5.1%
158,254	Corporate Executive Board Co. (The)	12,638,165
150,368	Huron Consulting Group, Inc.(b)	9,946,843
223,008	On Assignment, Inc.(b)	8,556,817
280,736	TriNet Group, Inc.(b)	9,890,329
261,633	WageWorks, Inc.(b)	13,952,888

		54,985,042

	Road & Rail – 1.1%
122,283	Genesee & Wyoming, Inc., Class A(b)	11,792,973

	Semiconductors & Semiconductor Equipment – 6.5%
171,572	Cavium, Inc.(b)	12,150,729
348,771	Inphi Corp.(b)	6,218,587
636,448	Intersil Corp.	9,113,935
289,359	MKS Instruments, Inc.	9,783,228
239,416	Monolithic Power Systems, Inc.	12,605,252
373,317	Semtech Corp.(b)	9,947,032
218,097	Silicon Laboratories, Inc.(b)	11,072,785

		70,891,548

	Software – 7.0%
152,045	Ellie Mae, Inc.(b)	8,409,609
330,620	FleetMatics Group PLC(b)	14,828,307
315,589	Guidewire Software, Inc.(b)	16,603,137
155,789	Imperva, Inc.(b)	6,652,190
225,583	Proofpoint, Inc.(b)	13,359,025
94,077	Ultimate Software Group, Inc. (The)(b)	15,988,857

		75,841,125

	Specialty Retail – 4.3%
163,184	Asbury Automotive Group, Inc.(b)	13,560,590
287,443	Boot Barn Holdings, Inc.(b)	6,875,637
103,347	Mattress Firm Holding Corp.(b)	7,197,085
132,821	Monro Muffler Brake, Inc.	8,640,006
104,377	Restoration Hardware Holdings, Inc.(b)	10,353,155

		46,626,473

	Textiles, Apparel & Luxury Goods – 2.3%
141,685	Columbia Sportswear Co.	8,628,617
144,021	Oxford Industries, Inc.	10,866,384
223,846	Tumi Holdings, Inc.(b)	5,475,273

		24,970,274

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Thrifts & Mortgage Finance – 0.9%
397,930	Essent Group Ltd.(b)	$9,514,506

	Total Common Stocks (Identified Cost $792,464,111)	1,040,280,329

Principal Amount

Short-Term Investments – 4.8%
$51,911,803	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $51,911,817 on 4/01/2015 collateralized by $46,800,000 U.S. Treasury Note, 2.000% due 11/30/2020 valued at $48,262,500; $4,565,000 U.S. Treasury Note, 1.875% due 9/30/2017 valued at $4,690,538 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $51,911,803)	51,911,803

	Total Investments – 100.9% (Identified Cost $844,375,914)(a)	1,092,192,132
	Other assets less liabilities—(0.9)%	(9,608,499)

	Net Assets – 100.0%	$1,082,583,633

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $844,375,914 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$255,965,330
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,149,112)

	Net unrealized appreciation	$247,816,218

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2015 (Unaudited)

Internet Software & Services	7.2%
Software	7.0
Health Care Equipment & Supplies	6.9
Biotechnology	6.8
Semiconductors & Semiconductor Equipment	6.5
Health Care Providers & Services	6.2
Professional Services	5.1
Hotels, Restaurants & Leisure	4.8
Specialty Retail	4.3
Banks	3.3
Building Products	3.3
Electronic Equipment, Instruments & Components	2.9
Machinery	2.8
IT Services	2.7
Pharmaceuticals	2.3
Textiles, Apparel & Luxury Goods	2.3
Diversified Consumer Services	2.3
Other Investments, less than 2% each	19.4
Short-Term Investments	4.8

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 97.3% of Net Assets

	Aerospace & Defense – 1.2%
245,760	Exelis, Inc.	$5,989,171
118,995	KLX, Inc.(b)	4,586,067
158,306	Vectrus, Inc.(b)	4,035,220

		14,610,458

	Auto Components – 1.8%
451,308	Fox Factory Holding Corp.(b)	6,923,065
177,529	Metaldyne Performance Group, Inc.(b)	3,199,073
385,782	Remy International, Inc.	8,568,218
55,196	Tenneco, Inc.(b)	3,169,354

		21,859,710

	Banks – 13.1%
473,508	BancorpSouth, Inc.	10,994,856
99,306	Bryn Mawr Bank Corp.	3,019,896
561,999	Cathay General Bancorp	15,988,872
80,912	City National Corp.	7,207,641
497,576	CVB Financial Corp.	7,931,361
505,905	First Financial Bancorp	9,010,168
268,996	First Financial Bankshares, Inc.	7,435,049
144,381	Home BancShares, Inc.	4,893,072
149,316	IBERIABANK Corp.	9,411,388
290,210	PacWest Bancorp	13,607,947
219,281	Pinnacle Financial Partners, Inc.	9,749,233
216,530	Popular, Inc.(b)	7,446,467
196,088	Prosperity Bancshares, Inc.	10,290,698
118,843	Signature Bank(b)	15,399,676
570,972	Talmer Bancorp, Inc., Class A	8,744,436
157,054	Texas Capital Bancshares, Inc.(b)	7,640,677
147,130	Tristate Capital Holdings, Inc.(b)	1,540,451
238,400	Wintrust Financial Corp.	11,366,912

		161,678,800

	Beverages – 0.3%
381,846	Cott Corp.	3,577,897

	Building Products – 1.2%
139,945	Armstrong World Industries, Inc.(b)	8,042,639
98,359	Masonite International Corp.(b)	6,615,626

		14,658,265

	Capital Markets – 1.3%
177,681	Safeguard Scientifics, Inc.(b)	3,212,473
228,175	Stifel Financial Corp.(b)	12,720,756

		15,933,229

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – 2.0%
183,026	Cabot Corp.	$8,236,170
143,561	Minerals Technologies, Inc.	10,494,309
264,656	Tronox Ltd., Class A	5,380,457

		24,110,936

	Commercial Services & Supplies – 4.2%
345,742	KAR Auction Services, Inc.	13,113,994
306,797	Knoll, Inc.	7,188,254
138,688	McGrath Rentcorp	4,564,222
224,713	Rollins, Inc.	5,557,152
208,319	Viad Corp.	5,795,435
130,366	Waste Connections, Inc.	6,275,819
275,653	West Corp.	9,297,776

		51,792,652

	Communications Equipment – 0.7%
675,373	Calix, Inc.(b)	5,666,379
283,508	Digi International, Inc.(b)	2,829,410

		8,495,789

	Construction & Engineering – 1.2%
275,303	MYR Group, Inc.(b)	8,627,996
374,848	Primoris Services Corp.	6,443,637

		15,071,633

	Construction Materials – 0.3%
157,759	Summit Materials, Inc., Class A(b)	3,494,362

	Consumer Finance – 0.3%
20,877	Credit Acceptance Corp.(b)	4,071,015

	Distributors – 0.7%
143,568	Core-Mark Holding Co., Inc.	9,234,294

	Diversified Financial Services – 1.2%
681,200	FNFV Group(b)	9,604,920
58,041	MarketAxess Holdings, Inc.	4,811,599

		14,416,519

	Electric Utilities – 1.9%
243,095	ALLETE, Inc.	12,825,692
200,719	UIL Holdings Corp.	10,320,971

		23,146,663

	Electrical Equipment – 1.8%
63,044	AZZ, Inc.	2,937,220
317,222	Babcock & Wilcox Co.	10,179,654
150,472	EnerSys	9,666,321

		22,783,195

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electronic Equipment, Instruments & Components – 4.7%
149,198	Belden, Inc.	$13,958,965
65,230	Checkpoint Systems, Inc.	705,789
147,369	Littelfuse, Inc.	14,647,005
181,189	Methode Electronics, Inc.	8,523,130
159,484	Rogers Corp.(b)	13,111,180
476,372	Vishay Intertechnology, Inc.	6,583,461

		57,529,530

	Energy Equipment & Services – 1.8%
134,585	Bristow Group, Inc.	7,328,153
655,627	Helix Energy Solutions Group, Inc.(b)	9,808,180
1,386,770	Parker Drilling Co.(b)	4,839,827

		21,976,160

	Food & Staples Retailing – 0.9%
368,000	SpartanNash Co.	11,614,080

	Food Products – 1.2%
28,478	J & J Snack Foods Corp.	3,038,603
240,763	Post Holdings, Inc.(b)	11,277,339

		14,315,942

	Health Care Equipment & Supplies – 1.4%
153,448	Cynosure, Inc., Class A(b)	4,706,250
170,898	SurModics, Inc.(b)	4,448,475
69,153	Teleflex, Inc.	8,355,757

		17,510,482

	Health Care Providers & Services – 1.3%
169,768	Bio-Reference Laboratories, Inc.(b)	5,982,624
847,987	BioScrip, Inc.(b)	3,756,582
65,656	WellCare Health Plans, Inc.(b)	6,004,898

		15,744,104

	Health Care Technology – 0.2%
121,348	MedAssets, Inc.(b)	2,283,769

	Hotels, Restaurants & Leisure – 4.7%
282,599	Carrols Restaurant Group, Inc.(b)	2,342,746
120,984	Churchill Downs, Inc.	13,909,530
26,119	Cracker Barrel Old Country Store, Inc.	3,973,745
329,509	Diamond Resorts International, Inc.(b)	11,015,486
170,017	Marriott Vacations Worldwide Corp.	13,779,878
257,955	Six Flags Entertainment Corp.	12,487,601

		57,508,986

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 1.8%
183,588	Jarden Corp.(b)	$9,711,805
103,531	La-Z-Boy, Inc.	2,910,257
252,996	Libbey, Inc.	10,097,070

		22,719,132

	Industrial Conglomerates – 0.5%
301,400	Raven Industries, Inc.	6,166,644

	Insurance – 3.9%
489,245	Employers Holdings, Inc.	13,204,723
275,557	HCC Insurance Holdings, Inc.	15,615,815
181,171	ProAssurance Corp.	8,317,561
111,529	Reinsurance Group of America, Inc., Class A	10,393,387

		47,531,486

	Internet & Catalog Retail – 1.1%
123,622	HSN, Inc.	8,434,729
130,426	Liberty Ventures, Series A(b)	5,479,196

		13,913,925

	Internet Software & Services – 0.6%
340,631	Perficient, Inc.(b)	7,047,655

	IT Services – 4.6%
440,501	Convergys Corp.	10,074,258
262,300	CSG Systems International, Inc.	7,971,297
111,214	DST Systems, Inc.	12,312,502
237,247	Euronet Worldwide, Inc.(b)	13,938,261
113,774	WEX, Inc.(b)	12,214,777

		56,511,095

	Life Sciences Tools & Services – 0.5%
246,314	VWR Corp.(b)	6,401,701

	Machinery – 5.2%
76,178	Alamo Group, Inc.	4,809,117
194,753	Albany International Corp., Class A	7,741,432
227,020	Altra Industrial Motion Corp.	6,274,833
402,497	John Bean Technologies Corp.	14,377,193
172,346	RBC Bearings, Inc.	13,191,363
268,633	TriMas Corp.(b)	8,271,210
93,820	Wabtec Corp.	8,913,838

		63,578,986

	Marine – 0.5%
77,157	Kirby Corp.(b)	5,790,633

	Media – 4.6%
297,021	Carmike Cinemas, Inc.(b)	9,979,906

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Media – continued
289,911	E.W. Scripps Co. (The), Class A(b)	$8,245,069
158,806	John Wiley & Sons, Inc., Class A	9,709,399
223,669	Journal Communications, Inc.(b)	3,314,775
496,822	National CineMedia, Inc.	7,502,012
429,756	New Media Investment Group, Inc.	10,284,061
344,733	Time, Inc.	7,735,808

		56,771,030

	Metals & Mining – 2.6%
322,094	Globe Specialty Metals, Inc.	6,094,018
172,244	Haynes International, Inc.	7,683,805
476,708	Horsehead Holding Corp.(b)	6,035,123
128,365	RTI International Metals, Inc.(b)	4,609,587
494,790	SunCoke Energy, Inc.	7,392,163

		31,814,696

	Multi-Utilities – 1.0%
224,077	NorthWestern Corp.	12,053,102

	Oil, Gas & Consumable Fuels – 1.0%
47,937	Clayton Williams Energy, Inc.(b)	2,427,050
295,474	QEP Resources, Inc.	6,160,633
364,431	Synergy Resources Corp.(b)	4,318,508

		12,906,191

	Paper & Forest Products – 0.3%
121,783	PH Glatfelter Co.	3,352,686

	Professional Services – 1.3%
226,711	FTI Consulting, Inc.(b)	8,492,594
490,539	RPX Corp.(b)	7,058,856

		15,551,450

	REITs – Apartments – 2.1%
209,828	American Campus Communities, Inc.	8,995,326
100,751	Home Properties, Inc.	6,981,037
130,670	Mid-America Apartment Communities, Inc.	10,096,871

		26,073,234

	REITs – Diversified – 0.5%
154,680	Potlatch Corp.	6,193,387

	REITs – Health Care – 0.9%
177,790	Omega Healthcare Investors, Inc.	7,212,940
112,953	Sabra Healthcare REIT, Inc.	3,744,392

		10,957,332

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	REITs – Hotels – 0.6%
1,193,183	Hersha Hospitality Trust	$7,719,894

	REITs – Office Property – 0.8%
455,686	BioMed Realty Trust, Inc.	10,325,845

	REITs – Shopping Centers – 1.2%
787,609	Retail Opportunity Investments Corp.	14,413,245

	REITs – Single Tenant – 0.6%
167,884	National Retail Properties, Inc.	6,878,207

	REITs – Storage – 1.8%
476,518	CubeSmart	11,507,910
111,124	Sovran Self Storage, Inc.	10,438,988

		21,946,898

	Road & Rail – 1.6%
83,036	Avis Budget Group, Inc.(b)	4,900,370
60,044	Genesee & Wyoming, Inc., Class A(b)	5,790,643
114,466	Old Dominion Freight Line, Inc.(b)	8,848,222

		19,539,235

	Semiconductors & Semiconductor Equipment – 1.8%
118,293	Advanced Energy Industries, Inc.(b)	3,035,398
195,060	Diodes, Inc.(b)	5,570,914
238,605	Semtech Corp.(b)	6,357,630
386,510	Teradyne, Inc.	7,285,714

		22,249,656

	Software – 1.8%
104,301	Monotype Imaging Holdings, Inc.	3,404,385
176,066	Synchronoss Technologies, Inc.(b)	8,356,092
173,981	Verint Systems, Inc.(b)	10,774,643

		22,535,120

	Specialty Retail – 2.5%
270,990	Barnes & Noble, Inc.(b)	6,436,012
499,675	Christopher & Banks Corp.(b)	2,778,193
152,955	Genesco, Inc.(b)	10,894,985
270,679	MarineMax, Inc.(b)	7,175,700
119,919	Sally Beauty Holdings, Inc.(b)	4,121,616

		31,406,506

	Thrifts & Mortgage Finance – 0.6%
286,674	Capitol Federal Financial, Inc.	3,583,425
138,484	Federal Agricultural Mortgage Corp., Class C	3,903,864

		7,487,289

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Trading Companies & Distributors – 1.0%
76,707	DXP Enterprises, Inc.(b)	$3,382,012
149,702	H&E Equipment Services, Inc.	3,741,053
203,875	Rush Enterprises, Inc., Class A(b)	5,578,020

		12,701,085

	Transportation Infrastructure – 0.6%
87,631	Macquarie Infrastructure Co. LLC	7,211,155

	Total Common Stocks (Identified Cost $783,921,920)	1,197,166,970

	Closed-End Investment Companies – 0.5%
486,012	Hercules Technology Growth Capital, Inc. (Identified Cost $6,305,501)	6,551,442

Principal Amount	Description	Value (†)

Short-Term Investments – 1.6%
$19,233,023	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $19,233,028 on 4/01/2015 collateralized by $19,570,000 Federal Home Loan Mortgage Corp., 1.000% due 9/27/2017 valued at $19,618,925 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $19,233,023)	19,233,023

	Total Investments – 99.4% (Identified Cost $809,460,444)(a)	1,222,951,435
	Other assets less liabilities—0.6%	7,215,431

	Net Assets – 100.0%	$1,230,166,866

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $809,460,444 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$432,192,032
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,701,041)

	Net unrealized appreciation	$413,490,991

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Industry Summary at March 31, 2015 (Unaudited)

Banks	13.1%
Machinery	5.2
Electronic Equipment, Instruments & Components	4.7
Hotels, Restaurants & Leisure	4.7
Media	4.6
IT Services	4.6
Commercial Services & Supplies	4.2
Insurance	3.9
Metals & Mining	2.6
Specialty Retail	2.5
REITs—Apartments	2.1
Chemicals	2.0
Other Investments, less than 2% each	43.6
Short-Term Investments	1.6

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Statements of Assets and Liabilities

March 31, 2015 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund
ASSETS
Investments at cost	$844,375,914	$809,460,444
Net unrealized appreciation	247,816,218	413,490,991

Investments at value	1,092,192,132	1,222,951,435
Cash	787	—
Receivable for Fund shares sold	1,289,945	961,334
Receivable for securities sold	2,842,376	9,013,744
Dividends and interest receivable	131,368	1,378,746

TOTAL ASSETS	1,096,456,608	1,234,305,259

LIABILITIES
Payable for securities purchased	12,692,993	2,344,379
Payable for Fund shares redeemed	280,469	746,563
Management fees payable (Note 5)	688,620	753,612
Deferred Trustees’ fees (Note 5)	106,668	169,532
Administrative fees payable (Note 5)	38,923	43,656
Payable to distributor (Note 5d)	12,911	13,767
Other accounts payable and accrued expenses	52,391	66,884

TOTAL LIABILITIES	13,872,975	4,138,393

NET ASSETS	$1,082,583,633	$1,230,166,866

NET ASSETS CONSIST OF:
Paid-in capital	$786,009,020	$763,828,423
Accumulated net investment (loss)/Undistributed net investment income	(8,896,324)	3,078,620
Accumulated net realized gain on investments	57,654,719	49,768,832
Net unrealized appreciation on investments	247,816,218	413,490,991

NET ASSETS	$1,082,583,633	$1,230,166,866

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$879,567,015	$803,593,365

Shares of beneficial interest	36,391,660	22,263,351

Net asset value, offering and redemption price per share	$24.17	$36.09

Retail Class:
Net assets	$176,540,384	$356,649,525

Shares of beneficial interest	7,743,134	9,995,238

Net asset value, offering and redemption price per share	$22.80	$35.68

Admin Class:
Net assets	$—	$62,371,880

Shares of beneficial interest	—	1,796,574

Net asset value, offering and redemption price per share	$—	$34.72

Class N:
Net assets	$26,476,234	$7,552,096

Shares of beneficial interest	1,093,587	209,101

Net asset value, offering and redemption price per share	$24.21	$36.12

See accompanying notes to financial statements.

20  |

Statements of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund
INVESTMENT INCOME
Dividends	$2,350,496	$11,496,944 (a)
Interest	1,867	1,074
Less net foreign taxes withheld	—	(3,437)

	2,352,363	11,494,581

Expenses
Management fees (Note 5)	3,990,457	4,446,733
Service and distribution fees (Note 5)	214,500	589,258
Administrative fees (Note 5)	226,987	252,945
Trustees’ fees and expenses (Note 5)	15,131	16,233
Transfer agent fees and expenses (Notes 5 and 6)	610,283	608,172
Audit and tax services fees	19,885	20,325
Custodian fees and expenses	18,187	18,425
Legal fees	4,866	5,410
Registration fees	44,512	51,464
Shareholder reporting expenses	27,034	31,346
Miscellaneous expenses	14,809	16,176

Total expenses	5,186,651	6,056,487
Fee/expense recovery (Note 5)	—	577
Less waiver and/or expense reimbursement (Note 5)	—	(132,948)

Net expenses	5,186,651	5,924,116

Net investment income (loss)	(2,834,288)	5,570,465

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	68,334,149	62,967,688
Net change in unrealized appreciation (depreciation) on:
Investments	84,571,005	81,892,356

Net realized and unrealized gain on investments	152,905,154	144,860,044

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$150,070,866	$150,430,509

(a)	Includes non-recurring dividends of $1,721,173.

See accompanying notes to financial statements.

21  |

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income (loss)	$(2,834,288)	$(7,845,552)	$5,570,465	$5,191,535
Net realized gain on investments	68,334,149	146,827,349	62,967,688	145,244,540
Net change in unrealized appreciation (depreciation) on investments	84,571,005	(156,740,215)	81,892,356	(73,587,700)

Net increase (decrease) in net assets resulting from operations	150,070,866	(17,758,418)	150,430,509	76,848,375

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	—	(4,236,276)	(1,957,501)
Retail Class	—	—	(1,054,845)	(74,356)
Admin Class	—	—	(1,677)	—
Class N	—	—	(44,634)	(3)
Net realized capital gains
Institutional Class	(121,284,863)	(64,424,433)	(93,076,570)	(64,817,421)
Retail Class	(25,100,168)	(15,631,057)	(45,284,938)	(35,067,106)
Admin Class	—	—	(7,970,136)	(6,651,623)
Class N	(2,724,416)	(529,097)	(870,050)	(103)

Total distributions	(149,109,447)	(80,584,587)	(152,539,126)	(108,568,113)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	39,017,649	7,643,805	78,318,223	(26,204,128)

Net increase (decrease) in net assets	39,979,068	(90,699,200)	76,209,606	(57,923,866)
NET ASSETS
Beginning of the period	1,042,604,565	1,133,303,765	1,153,957,260	1,211,881,126

End of the period	$1,082,583,633	$1,042,604,565	$1,230,166,866	$1,153,957,260

ACCUMULATED NET INVESTMENT (LOSS)/UNDISTRIBUTED NET INVESTMENT INCOME	$(8,896,324)	$(6,062,036)	$3,078,620	$2,845,587

See accompanying notes to financial statements.

22  |

Financial Highlights

For a share outstanding throughout each period.

	Small Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012	Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$24.27		$26.35		$19.17		$15.06	$14.03		$11.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.16	)(b)	(0.15	)(c)	(0.14)	(0.13)		(0.11	)(d)
Net realized and unrealized gain (loss)	3.50		(0.09)		7.33		4.25	1.16	(e)	2.56

Total from Investment Operations	3.44		(0.25)		7.18		4.11	1.03		2.45

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		—	—		—
Net realized capital gains	(3.54)		(1.83)		—		—	—		—

Total Distributions	(3.54)		(1.83)		—		—	—		—

Net asset value, end of the period	$24.17		$24.27		$26.35		$19.17	$15.06		$14.03

Total return	15.07	%(f)	(1.31	)%(b)	37.45	%(c)	27.29%	7.34%		21.16	%(g)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$879,567		$852,131		$914,000		$599,469	$154,313		$52,501
Net expenses	0.94	%(h)	0.94%		0.94%		0.95%	0.98	%(i)	1.00	%(j)
Gross expenses	0.94	%(h)	0.94%		0.94%		0.95%	0.98	%(i)	1.06%
Net investment loss	(0.49	)%(h)	(0.63	)%(b)	(0.70	)%(c)	(0.79)%	(0.78)%		(0.85	)%(d)
Portfolio turnover rate	31%		63%		56%		77%	76%		69%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.17), total return would have been (1.35)% and the ratio of net investment loss to average net assets would have been (0.66)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), total return would have been 37.40% and the ratio of net investment loss to average net assets would have been (0.75)%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.12) and the ratio of net investment loss to average net assets would have been (0.92)%.
(e)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(f)	Periods less than one year are not annualized.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes fee/expense recovery of 0.03%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

23  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Retail Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$23.10		$25.23		$18.41		$14.52		$13.55		$11.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)		(0.22	)(b)	(0.20	)(c)	(0.19)		(0.18)		(0.13	)(d)
Net realized and unrealized gain (loss)	3.32		(0.08)		7.02		4.08		1.15	(e)	2.47

Total from Investment Operations	3.24		(0.30)		6.82		3.89		0.97		2.34

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		—		—		—
Net realized capital gains	(3.54)		(1.83)		—		—		—		—

Total Distributions	(3.54)		(1.83)		—		—		—		—

Net asset value, end of the period	$22.80		$23.10		$25.23		$18.41		$14.52		$13.55

Total return	14.96	%(f)	(1.58	)%(b)	37.05	%(c)	26.79	%(g)	7.16	%(g)	20.87	%(g)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$176,540		$175,393		$211,724		$229,822		$113,110		$75,344
Net expenses	1.19	%(h)	1.21%		1.25	%(i)	1.25	%(j)	1.25	%(j)	1.25	%(j)
Gross expenses	1.19	%(h)	1.21%		1.25	%(i)	1.28%		1.27%		1.39%
Net investment loss	(0.75	)%(h)	(0.90	)%(b)	(0.99	)%(c)	(1.09)%		(1.07)%		(1.10	)%(d)
Portfolio turnover rate	31%		63%		56%		77%		76%		69%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.23), total return would have been (1.58)% and the ratio of net investment loss to average net assets would have been (0.93)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.21), total return would have been 36.99% and the ratio of net investment loss to average net assets would have been (1.05)%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14) and the ratio of net investment loss to average net assets would have been (1.17)%.
(e)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(f)	Periods less than one year are not annualized.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  24

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Class N
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$24.29		$26.36		$20.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.14	)(b)	(0.11)
Net realized and unrealized gain (loss)	3.50		(0.10)		6.25

Total from Investment Operations	3.46		(0.24)		6.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—
Net realized capital gains	(3.54)		(1.83)		—

Total Distributions	(3.54)		(1.83)		—

Net asset value, end of the period	$24.21		$24.29		$26.36

Total return	15.14	%(c)	(1.27	)%(b)	30.37	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$26,476		$15,080		$7,580
Net expenses	0.83	%(d)	0.83%		0.83	%(d)
Gross expenses	0.83	%(d)	0.83%		0.83	%(d)
Net investment loss	(0.36	)%(d)	(0.53	)%(b)	(0.63	)%(d)
Portfolio turnover rate	31%		63%		56%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14), total return would have been (1.31)% and the ratio of net investment loss to average net assets would have been (0.56)%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

25  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Institutional Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012		Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$36.40		$37.42		$29.14		$22.36		$22.93		$20.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19	(b)	0.20		0.20		0.21		0.09	(c)	0.11
Net realized and unrealized gain (loss)	4.47		2.18		8.41		6.62		(0.50)		2.23

Total from Investment Operations	4.66		2.38		8.61		6.83		(0.41)		2.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.10)		(0.30)		(0.05)		(0.16)		(0.07)
Net realized capital gains	(4.75)		(3.30)		(0.03)		—		—		—

Total Distributions	(4.97)		(3.40)		(0.33)		(0.05)		(0.16)		(0.07)

Net asset value, end of the period	$36.09		$36.40		$37.42		$29.14		$22.36		$22.93

Total return	13.49	%(b)(d)(e)	6.17	%(d)	29.82	%(d)	30.59%		(1.88	)%(c)(d)	11.39	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$803,593		$730,901		$733,512		$572,776		$431,761		$454,853
Net expenses	0.90	%(f)(g)	0.90	%(g)	0.90	%(g)	0.90	%(h)	0.90	%(g)	0.90	%(g)
Gross expenses	0.92	%(f)	0.91%		0.91%		0.90	%(h)	0.93%		0.94%
Net investment income	1.04	%(b)(f)	0.53%		0.61%		0.76%		0.33	%(c)	0.50%
Portfolio turnover rate	9%		23%		22%		19%		42%		52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.13, total return would have been 13.34% and the ratio of net investment income to average net assets would have been 0.75%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been (1.93)% and the ratio of net investment income to average net assets would have been 0.28%.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  26

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Retail Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$35.98		$37.03	$28.84	$22.14	$22.71		$20.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	(b)	0.10	0.12	0.13	0.02	(c)	0.06
Net realized and unrealized gain (loss)	4.42		2.16	8.32	6.57	(0.48)		2.21

Total from Investment Operations	4.56		2.26	8.44	6.70	(0.46)		2.27

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.01)	(0.22)	—	(0.11)		(0.03)
Net realized capital gains	(4.75)		(3.30)	(0.03)	—	—		—

Total Distributions	(4.86)		(3.31)	(0.25)	—	(0.11)		(0.03)

Net asset value, end of the period	$35.68		$35.98	$37.03	$28.84	$22.14		$22.71

Total return(d)	13.33	%(b)(e)	5.90%	29.48%	30.26%	(2.12	)%(c)	11.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$356,650		$358,698	$403,475	$343,480	$347,759		$383,934
Net expenses(f)	1.15	%(g)	1.15%	1.15%	1.15%	1.15%		1.15%
Gross expenses	1.17	%(g)	1.20%	1.22%	1.22%	1.22%		1.24%
Net investment income	0.78	%(b)(g)	0.28%	0.37%	0.49%	0.08	%(c)	0.26%
Portfolio turnover rate	9%		23%	22%	19%	42%		52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, total return would have been 13.17% and the ratio of net investment income to average net assets would have been 0.49%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been (2.16)% and the ratio of net investment income to average net assets would have been 0.03%.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

27  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Admin Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011		Year Ended September 30, 2010
Net asset value, beginning of the period	$35.06		$36.24	$28.22	$21.72	$22.30		$20.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10	(b)	0.01	0.04	0.06	(0.04	)(c)	0.00 (d)
Net realized and unrealized gain (loss)	4.31		2.11	8.15	6.44	(0.49)		2.19

Total from Investment Operations	4.41		2.12	8.19	6.50	(0.53)		2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	—	(0.14)	—	(0.05)		—
Net realized capital gains	(4.75)		(3.30)	(0.03)	—	—		—

Total Distributions	(4.75)		(3.30)	(0.17)	—	(0.05)		—

Net asset value, end of the period	$34.72		$35.06	$36.24	$28.22	$21.72		$22.30

Total return(e)	13.23	%(b)(f)	5.63%	29.17%	29.93%	(2.40	)%(c)	10.89%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$62,372		$61,791	$74,892	$67,853	$65,500		$73,443
Net expenses(g)	1.36	%(h)	1.40%	1.40%	1.40%	1.40%		1.40%
Gross expenses	1.38	%(h)	1.51%	1.52%	1.52%	1.52%		1.56%
Net investment income (loss)	0.57	%(b)(h)	0.02%	0.11%	0.24%	(0.17	)%(c)	0.02%
Portfolio turnover rate	9%		23%	22%	19%	42%		52%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, total return would have been 13.07% and the ratio of net investment income to average net assets would have been 0.28%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.06), total return would have been (2.44)% and the ratio of net investment loss to average net assets would have been (0.22)%.
(d)	Amount rounds to less than $0.01 per share.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

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Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Class N
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$36.44		$37.44		$32.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	(b)	0.23		0.06
Net realized and unrealized gain (loss)	4.45		2.18		5.30

Total from Investment Operations	4.67		2.41		5.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.11)		—
Net realized capital gains	(4.75)		(3.30)		—

Total Distributions	(4.99)		(3.41)		—

Net asset value, end of the period	$36.12		$36.44		$37.44

Total return	13.51	%(b)(c)	6.25	%(d)	16.71	%(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,552		$2,568		$1
Net expenses	0.85	%(e)(f)	0.85	%(g)	0.85	%(e)(g)
Gross expenses	0.85	%(e)(f)	0.89%		14.45	%(e)
Net investment income	1.22	%(b)(e)	0.60%		0.27	%(e)
Portfolio turnover rate	9%		23%		22%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15, total return would have been 13.35% and the ratio of net investment income to average net assets would have been 0.87%.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.02%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

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Notes to Financial Statements

March 31, 2015 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. The Funds continue to offer Institutional Class, Retail Class and Class N shares to existing investors and Small Cap Value Fund continues to offer Admin Class shares to existing investors.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and Institutional Class, Retail Class and Admin Class (for the Small Cap Value Fund), collectively, and Class N, individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended

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March 31, 2015 (Unaudited)

by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for

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March 31, 2015 (Unaudited)

financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

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Notes to Financial Statements – continued

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The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2015 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital and capital gain distributions received, deferred Trustees’ fees and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable

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earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2014 was as follows:

	2014 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$80,584,587	$80,584,587
Small Cap Value Fund	2,574,013	105,994,100	108,568,113

As of September 30, 2014, the late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund
Late-year ordinary and post-October capital loss deferrals*	$(5,935,433)	$—

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2015, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated.

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Notes to Financial Statements – continued

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Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2015, neither Fund had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2015, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,040,280,329	$—	$—	$1,040,280,329
Short-Term Investments	—	51,911,803	—	51,911,803

Total	$1,040,280,329	$51,911,803	$—	$1,092,192,132

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,197,166,970	$—	$—	$1,197,166,970
Closed-End Investment Companies	6,551,442	—	—	6,551,442
Short-Term Investments	—	19,233,023	—	19,233,023

Total	$1,203,718,412	$19,233,023	$—	$1,222,951,435

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2015, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$326,669,014	$463,401,442
Small Cap Value Fund	109,940,418	185,713,920

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%

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Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2016 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2015, the management fees for each Fund were as follows:

Fund	Management Fees	Percentage of Average Daily Net Assets
Small Cap Growth Fund	$3,990,457	0.75%
Small Cap Value Fund	4,446,733	0.75%

For the six months ended March 31, 2015, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$86,849	$39,323	$6,776	$—	$132,948

1Expense reimbursements are subject to possible recovery until September 30, 2016.

For the six months ended March 31, 2015, expense reimbursements related to the prior fiscal year were recovered as follows:

Fund	Recovered Expenses
Small Cap Value Fund	$577

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management,

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March 31, 2015 (Unaudited)

L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2015, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$214,500	$—
Small Cap Value Fund	76,978	446,695	65,585

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c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2015, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$226,987
Small Cap Value Fund	252,945

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$597,590
Small Cap Value Fund	585,813

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As of March 31, 2015, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$12,911
Small Cap Value Fund	13,767

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

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f.  Affiliated Ownership. As of March 31, 2015, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Growth Fund	1.06%	1.47%	2.53%
Small Cap Value Fund	1.57%	2.32%	3.89%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Payment by Affiliates. For the six months ended March 31, 2015, NGAM Distribution refunded Small Cap Value Fund $11,393 in connection with an overpayment of prior year Admin Class Service fees, reflected on the Statements of Operations as a reduction of Service and distribution fees.

6.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2015, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$509,857	$100,214	$—	$212
Small Cap Value Fund	392,051	184,221	31,743	157

Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2015, neither Fund had borrowings under this agreement.

Effective April 16, 2015, the committed unsecured line of credit will be reduced to $150,000,000, and the individual limit of $125,000,000 for each Fund will be eliminated. Therefore, any one Fund may borrow up to the full $150,000,000 under the line of credit

41  |

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

(as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). In addition, the commitment fee will increase to 0.15% per annum, payable at the end of each calendar quarter.

8.  Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended March 31, 2015, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$35,396
Small Cap Value Fund	17,752

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2015, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5)	Total Percentage of Ownership
Small Cap Growth Fund	1	20.16%	2.53%	22.69%
Small Cap Value Fund	3	25.72%	3.89%	29.61%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

|  42

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund
	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	3,222,591	$76,447,827	8,265,332	$214,034,486
Issued in connection with the reinvestment of distributions	5,134,319	117,062,465	2,386,288	61,256,020
Redeemed	(7,079,416)	(168,186,049)	(10,228,143)	(257,989,269)

Net change	1,277,494	$25,324,243	423,477	$17,301,237

Retail Class
Issued from the sale of shares	517,009	$11,677,961	1,803,527	$44,732,574
Issued in connection with the reinvestment of distributions	1,163,810	25,045,197	637,221	15,605,531
Redeemed	(1,529,241)	(34,023,925)	(3,240,173)	(78,525,108)

Net change	151,578	$2,699,233	(799,425)	$(18,187,003)

Class N
Issued from the sale of shares	439,108	$10,307,520	426,210	$10,866,912
Issued in connection with the reinvestment of distributions	119,335	2,724,416	20,604	529,097
Redeemed	(85,693)	(2,037,763)	(113,573)	(2,866,438)

Net change	472,750	$10,994,173	333,241	$8,529,571

Increase (decrease) from capital share transactions	1,901,822	$39,017,649	(42,707)	$7,643,805

43  |

Notes to Financial Statements – continued

March 31, 2015 (Unaudited)

	Small Cap Value Fund
	Six Months Ended March 31, 2015		Year Ended September 30, 2014
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,833,048	$64,798,683	3,763,242	$142,391,032
Issued in connection with the reinvestment of distributions	2,730,775	93,993,275	1,733,383	64,429,846
Redeemed	(2,380,840)	(86,107,541)	(5,018,897)	(188,920,687)

Net change	2,182,983	$72,684,417	477,728	$17,900,191

Retail Class
Issued from the sale of shares	443,609	$15,574,895	981,833	$36,703,146
Issued in connection with the reinvestment of distributions	1,357,910	46,236,825	952,559	35,063,705
Redeemed	(1,775,877)	(62,257,733)	(2,862,025)	(107,131,359)

Net change	25,642	$(446,013)	(927,633)	$(35,364,508)

Admin Class
Issued from the sale of shares	204,966	$6,963,133	613,122	$22,321,084
Issued in connection with the reinvestment of distributions	179,802	5,960,432	143,514	5,157,882
Redeemed	(350,565)	(12,116,951)	(1,060,940)	(38,817,639)

Net change	34,203	$806,614	(304,304)	$(11,338,673)

Class N
Issued from the sale of shares	132,187	$5,080,953	95,239	$3,550,943
Issued in connection with the reinvestment of distributions	26,567	914,684	3	106
Redeemed	(20,138)	(722,432)	(24,788)	(952,187)

Net change	138,616	$5,273,205	70,454	$2,598,862

Increase (decrease) from capital share transactions	2,381,444	$78,318,223	(683,755)	$(26,204,128)

|  44

SEMIANNUAL REPORT

March 31, 2015

Loomis Sayles Strategic Income Fund

Portfolio Review  page 1

Portfolio of Investments  page 6

Financial Statements  page  31

Notes to Financial Statements  page 41

LOOMIS SAYLES STRATEGIC INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A	NEFZX
Daniel J. Fuss, CFA®, CIC	Class B	NEZBX
Elaine M. Stokes	Class C	NECZX
Loomis, Sayles & Company, L.P.	Class N	NEZNX
	Class Y	NEZYX
	Admin Class	NEZAX

Objective

The Fund seeks high current income with a secondary objective of capital growth.

1  |

Average Annual Total Returns — March 31, 20155

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 5/1/95)
NAV	0.16%	1.78%	8.11%	7.64%	—%
With 4.50% Maximum Sales Charge	-4.36	-2.80	7.13	7.15	—

Class B (Inception 5/1/95)
NAV	-0.21	1.06	7.30	6.85	—
With CDSC[2]	-5.02	-3.75	7.00	6.85	—

Class C (Inception 5/1/95)
NAV	-0.22	1.02	7.30	6.84	—
With CDSC[2]	-1.18	0.06	7.30	6.84	—

Class N (Inception 2/1/13)
NAV	0.32	2.12	—	—	6.46

Class Y (Inception 12/1/99)
NAV	0.28	2.05	8.39	7.93	—

Admin Class (Inception 2/1/10)[1]
NAV	0.03	1.61	7.85	7.35	—

Comparative Performance
Barclays U.S. Aggregate Bond Index[3]	3.43	5.72	4.41	4.93	2.89
Barclays U.S. Universal Bond Index[4]	3.09	5.33	4.75	5.15	3.01

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any Fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Barclays U.S. Universal Bond Index is an unmanaged index that covers U.S. dollar-denominated taxable bonds, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12 months ended June 30, 2014 is available from the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution fees (12b-1 fees) and/or service fees, and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2014 through March 31, 2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 =8.60) and multiply the result by the number in Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

LOOMIS SAYLES STRATEGIC INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2014	ENDING ACCOUNT VALUE 3/31/2015	EXPENSES PAID DURING PERIOD* 10/1/2014 – 3/31/2015
Class A
Actual	$1,000.00	$1,001.60	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73
Class B
Actual	$1,000.00	$997.90	$8.37
Hypothetical (5% return before expenses)	$1,000.00	$1,016.55	$8.45
Class C
Actual	$1,000.00	$997.80	$8.42
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	$8.50
Class N
Actual	$1,000.00	$1,003.20	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.84	$3.13
Class Y
Actual	$1,000.00	$1,002.80	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48
Admin Class
Actual	$1,000.00	$1,000.30	$5.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

*	Expenses are equal to the Fund’s annualized expense ratio: 0.94%, 1.68%, 1.69%, 0.62%, 0.69% and 1.19% for Class A, B, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

5  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 71.7% of Net Assets
Non-Convertible Bonds — 65.1%
	ABS Car Loan — 0.0%
$4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$4,204,547

	ABS Home Equity — 0.0%
2,775,037	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.629%, 4/25/2035(b)	2,827,002

	ABS Other — 0.4%
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(c)(d)(g)	35,435,400
23,614,048	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)	23,614,048
8,585,595	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)	8,585,595
12,951,820	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A	12,887,061

		80,522,104

	Aerospace & Defense — 0.6%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	484,624
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,269,000
2,425,000	Ducommun, Inc., 9.750%, 7/15/2018	2,564,437
16,246,000	KLX, Inc., 5.875%, 12/01/2022, 144A	16,205,385
8,236,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	9,162,550
22,548,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	22,942,590
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	23,245,600
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,752,450
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	24,635,565

		115,262,201

	Airlines — 2.9%
13,620,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	11,452,607
4,814,356	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	5,031,002
2,285,000	Allegiant Travel Co., 5.500%, 7/15/2019	2,342,125
179,895,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	184,617,244
13,486,925	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	14,055,668
4,933,692	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	5,141,006
10,425,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	10,504,126
2,971,619	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,140,288
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	22,170,825
176,964	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	176,964

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$283,816	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	$294,630
954,674	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	1,007,182
529,569	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	547,733
1,117,511	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,264,128
1,157,133	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,290,203
1,141,091	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	1,252,347
1,811,595	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,938,407
1,063,631	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,094,796
9,836,991	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	11,078,911
17,725,794	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	19,033,957
14,294,792	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	15,474,112
13,498,304	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	15,624,287
3,374,924	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	3,602,732
1,096,484	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,287,053
5,048,305	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	5,856,034
814,665	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	886,437
14,777,529	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	15,959,731
447,278	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	488,114
9,585,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	9,720,340
10,375,000	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.625%, 3/03/2024	10,439,844
11,059,968	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	12,055,365
42,731,336	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	49,354,693
12,605,355	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	14,401,618
6,518,965	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	7,399,026
3,171,102	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	3,255,453
7,121,908	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	7,424,589
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	50,296,125
5,629,522	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	5,855,379
9,185,759	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	9,392,439

		536,207,520

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — 1.0%
$19,011,000	Ford Motor Co., 6.375%, 2/01/2029	$23,494,269
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,526,904
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	96,154,891
2,365,000	Ford Motor Co., 7.125%, 11/15/2025	3,013,027
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,778,886
29,265,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	31,082,064
6,000,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	6,570,000
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,375,160
25,345,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	24,901,463

		193,896,664

	Banking — 7.7%
1,175,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	1,499,534
2,000,000	Ally Financial, Inc., 5.125%, 9/30/2024	2,062,500
28,582,000	Ally Financial, Inc., 8.000%, 12/31/2018	32,297,660
29,332,000	Ally Financial, Inc., 8.000%, 11/01/2031	36,665,000
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	23,950,102
63,900,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	18,820,322
900,000	Bank of America Corp., 5.490%, 3/15/2019	996,057
3,450,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	4,164,041
3,135,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	3,175,877
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	273,571
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(e)	1,603,125
10,000,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	8,192,334
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	36,203,200
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	53,385,129
1,600,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(e)	1,806,421
5,331,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 144A(e)	5,359,094
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	27,988,355
4,000,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(d)	3,552,296
24,610,000	Citigroup, Inc., 5.875%, 2/22/2033	28,640,454
8,999,000	Citigroup, Inc., 6.000%, 10/31/2033	10,637,196
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	7,338,660
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	17,203,269
3,350,000	Citigroup, Inc., EMTN, 1.312%, 11/30/2017, (EUR)(b)	3,600,057
3,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.700%, 3/19/2018	3,026,478
14,330,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	15,421,760
3,450,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	3,571,447
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	21,118,195
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	500,188
34,060,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	44,722,585

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$32,705,000	HBOS PLC, 6.000%, 11/01/2033, 144A	$38,649,821
50,604,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	56,617,476
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	9,453,600
82,585,000	Intesa Sanpaolo SpA, 3.875%, 1/15/2019	87,101,491
40,305,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	41,251,764
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	34,212,800
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	16,845,744
27,555,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	32,373,460
18,500,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(e)	18,685,000
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	3,242,968
6,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	8,158,530
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	979,892
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	37,941,915
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	28,182,642
10,540,000	Morgan Stanley, 4.875%, 11/01/2022	11,511,387
185,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	150,805,114
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	59,196,440
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	83,893,401
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,526,286
79,700,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	63,251,717
38,835,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	40,416,012
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	12,418,330
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	8,985,081
12,100,000	Morgan Stanley, Series F, MTN, 0.707%, 10/18/2016(b)	12,085,286
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	43,812,440
1,905,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(e)	2,048,352
4,050,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(e)	4,617,000
930,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(e)	997,483
15,100,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	16,229,785
24,985,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	27,791,865
17,700,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	19,931,899
9,990,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(e)	10,939,050
850,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	961,489
7,750,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	9,566,102
2,150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	2,384,263
700,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	722,755
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,880,726
18,054,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(e)	18,843,862

		1,436,288,135

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Brokerage — 0.8%
$5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	$4,650,000
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	21,751,100
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	44,660,122
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,994,992
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	16,432,200
39,040,000	Jefferies Group LLC, 6.875%, 4/15/2021	44,143,309

		151,631,723

	Building Materials — 0.6%
19,945,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	16,753,800
6,995,000	Masco Corp., 6.500%, 8/15/2032	7,484,650
5,510,000	Masco Corp., 7.125%, 3/15/2020	6,460,475
2,630,000	Masco Corp., 7.750%, 8/01/2029	3,050,800
2,000,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	2,115,000
32,100,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	7,442,779
35,980,000	Owens Corning, 7.000%, 12/01/2036	44,073,809
14,155,000	USG Corp., 9.750%, 1/15/2018	16,384,412

		103,765,725

	Cable Satellite — 1.0%
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,443,456
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	17,701,099
11,620,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023	10,966,375
3,995,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018	3,915,100
28,785,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	26,554,163
16,000,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	14,720,000
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	23,060,534
135,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	161,461
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	51,784,055
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	9,013,412
7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	7,350,000
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	21,061,250

		189,730,905

	Chemicals — 1.5%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	19,710,950
85,854,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	86,497,905
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	20,200,000
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	18,489,487
6,010,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	5,303,825
16,660,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	11,662,000
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(d)	15,175,120
2,594,000	Hexion, Inc., 8.375%, 4/15/2016(d)	2,490,240
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(d)	5,079,060
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	89,641,219
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	809,775

		275,059,581

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Construction Machinery — 0.1%
$1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	$1,770,450
5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	5,270,912
11,655,000	United Rentals North America, Inc., 7.625%, 4/15/2022	12,750,570
525,000	United Rentals North America, Inc., 8.375%, 9/15/2020	564,533

		20,356,465

	Consumer Cyclical Services — 0.0%
670,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	703,500
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,568,750

		6,272,250

	Consumer Products — 0.2%
11,545,000	Avon Products, Inc., 7.700%, 3/15/2043	9,697,800
33,945,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	35,769,985
805,000	Visant Corp., 10.000%, 10/01/2017	720,475

		46,188,260

	Electric — 2.2%
2,435,000	AES Corp. (The), 4.875%, 5/15/2023	2,374,125
34,125,000	AES Corp. (The), 5.500%, 3/15/2024	34,039,687
42,148,315	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	50,109,246
58,038,836	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	61,095,161
1,888,051	CE Generation LLC, 7.416%, 12/15/2018	1,878,611
38,368,000	DPL, Inc., 6.750%, 10/01/2019, 144A	40,478,240
9,300,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/01/2022, 144A	9,776,625
56,530,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/01/2024, 144A	59,215,175
53,785,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	55,667,475
42,200,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	44,861,132
14,800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	16,095,296
3,570,000	Endesa S.A., 7.875%, 2/01/2027	4,712,097
13,642,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	16,561,033
1,435,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,869,518
2,732,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	5,087,825
555,000	Enersis S.A., 7.400%, 12/01/2016	606,244
596,774	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	634,073

		405,061,563

	Finance Companies — 5.1%
19,005,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	21,628,469
57,000,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	42,885,403
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	61,529,545
25,320,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	19,468,332
215,797,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	163,415,311
325,000	International Lease Finance Corp., 3.875%, 4/15/2018	329,875
1,435,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,485,225
2,085,000	International Lease Finance Corp., 5.875%, 4/01/2019	2,262,225
24,940,000	International Lease Finance Corp., 5.875%, 8/15/2022	27,683,400
950,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,037,875
20,610,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	23,134,725

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — continued
$10,245,000	International Lease Finance Corp., 8.250%, 12/15/2020	$12,473,288
11,995,000	iStar Financial, Inc., 4.875%, 7/01/2018	12,054,975
14,060,000	iStar Financial, Inc., 5.000%, 7/01/2019	14,060,000
23,175,000	iStar Financial, Inc., 5.850%, 3/15/2017	24,102,000
19,240,000	iStar Financial, Inc., 7.125%, 2/15/2018	20,490,600
19,915,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	20,462,663
1,875,000	Navient Corp., 5.875%, 10/25/2024	1,753,125
23,020,000	Navient LLC, 4.875%, 6/17/2019	22,962,450
22,945,000	Navient LLC, 5.500%, 1/25/2023	21,855,113
109,950(††)	Navient LLC, 6.000%, 12/15/2043	2,455,642
7,515,000	Navient LLC, MTN, 4.625%, 9/25/2017	7,627,725
7,780,000	Navient LLC, MTN, 5.500%, 1/15/2019	7,935,600
19,155,000	Navient LLC, MTN, 6.125%, 3/25/2024	18,388,800
17,600,000	Navient LLC, MTN, 7.250%, 1/25/2022	18,568,000
2,160,000	Navient LLC, MTN, 8.000%, 3/25/2020	2,397,816
14,465,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	14,465,000
50,910,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	41,682,563
49,850,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	55,333,500
55,730,000	Springleaf Finance Corp., 5.250%, 12/15/2019	55,103,037
137,545,000	Springleaf Finance Corp., 7.750%, 10/01/2021	150,611,775
55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	61,891,875
10,120,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	10,499,500
800,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	844,000

		962,879,432

	Food & Beverage — 0.2%
25,280,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	29,704,000
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,319,200

		35,023,200

	Government Owned – No Guarantee — 0.4%
18,530,000	DP World Ltd., 6.850%, 7/02/2037, 144A	20,977,628
22,160,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	23,822,000
26,120,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	21,154,588

		65,954,216

	Government Sponsored — 0.0%
1,000,000	EDP Finance BV, EMTN, 2.250%, 2/11/2021, (CHF)	1,044,248

	Healthcare — 3.1%
2,160,000	BioScrip, Inc., 8.875%, 2/15/2021, 144A	1,941,300
2,795,000	HCA Holdings, Inc., 6.250%, 2/15/2021	3,021,954
186,520,000	HCA, Inc., 5.250%, 4/15/2025	201,441,600
9,960,000	HCA, Inc., 5.875%, 3/15/2022	11,027,612
108,560,000	HCA, Inc., 5.875%, 5/01/2023	117,244,800
14,620,000	HCA, Inc., 7.050%, 12/01/2027	15,570,300
20,447,000	HCA, Inc., 7.500%, 12/15/2023	23,232,904
24,215,000	HCA, Inc., 7.500%, 11/06/2033	26,152,200
46,148,000	HCA, Inc., 7.690%, 6/15/2025	52,147,240

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$32,745,000	HCA, Inc., 8.360%, 4/15/2024	$38,639,100
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	17,712,800
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,298,820
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	933,513
1,495,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	1,465,100
26,975,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	26,772,687
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	30,117,075

		577,719,005

	Home Construction — 0.8%
3,075,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	2,936,625
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	11,489,600
35,125,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	33,895,625
3,620,000	KB Home, 4.750%, 5/15/2019	3,538,550
11,315,000	KB Home, 7.250%, 6/15/2018	12,220,200
5,865,000	Lennar Corp., 4.500%, 6/15/2019	6,055,612
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	47,023,700
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	13,651,650
195,000	TRI Pointe Holdings, Inc., 5.875%, 6/15/2024, 144A	190,613
10,305,000	Weyerhaeuser Real Estate Co., 4.375%, 6/15/2019, 144A	10,060,256

		141,062,431

	Independent Energy — 1.6%
7,550,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	6,927,125
6,930,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	6,340,950
1,705,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	1,658,113
4,945,000	California Resources Corp., 5.000%, 1/15/2020, 144A	4,462,863
81,805,000	California Resources Corp., 5.500%, 9/15/2021, 144A	72,577,396
11,240,000	California Resources Corp., 6.000%, 11/15/2024, 144A	9,863,100
800,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	750,000
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	57,475
7,190,000	Continental Resources, Inc., 3.800%, 6/01/2024	6,627,311
540,000	Continental Resources, Inc., 4.500%, 4/15/2023	524,087
2,990,000	Halcon Resources Corp., 9.250%, 2/15/2022	2,063,100
1,500,000	Halcon Resources Corp., 9.750%, 7/15/2020	1,057,500
1,940,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,881,800
1,545,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	1,529,550
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,438,875
3,000,000	QEP Resources, Inc., 5.250%, 5/01/2023	2,940,000
12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	13,424,687
14,844,000	Rex Energy Corp., 6.250%, 8/01/2022, 144A	9,982,590
2,343,000	Rex Energy Corp., 8.875%, 12/01/2020	1,827,540
6,250,000	Rice Energy, Inc., 6.250%, 5/01/2022	6,093,750
18,510,000	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 8/01/2021, 144A	17,584,500
1,975,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	1,856,500
9,210,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	9,256,050
17,508,000	Sanchez Energy Corp., 6.125%, 1/15/2023	15,735,315
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	9,234,400

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$1,930,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	$1,177,300
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,758,901
22,844,000	SM Energy Co., 6.125%, 11/15/2022, 144A	22,729,780
801,000	SM Energy Co., 6.500%, 11/15/2021	813,015
2,522,000	SM Energy Co., 6.500%, 1/01/2023	2,572,440
805,000	SM Energy Co., 6.625%, 2/15/2019	815,063
4,058,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	3,662,345
45,515,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	39,029,112
10,845,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	10,655,212

		300,907,745

	Industrial Other — 0.2%
7,875,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	8,150,625
8,215,000	AECOM Technology Corp., 5.875%, 10/15/2024, 144A	8,625,750
11,370,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	6,253,500
6,880,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	7,327,200

		30,357,075

	Integrated Energy — 0.0%
5,385,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	3,136,763
3,125,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	1,838,125

		4,974,888

	Life Insurance — 0.9%
11,135,000	American International Group, Inc., 4.125%, 2/15/2024	12,053,927
4,190,000	American International Group, Inc., 4.875%, 6/01/2022	4,761,742
2,416,000	American International Group, Inc., 6.250%, 3/15/2087	2,753,414
1,933,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	2,741,091
4,300,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	4,803,693
23,200,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	25,940,616
1,000,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	1,639,157
1,350,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	1,690,287
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,621,505
1,225,000	Genworth Financial, Inc., (fixed rate to 11/15/2016, variable rate thereafter), 6.150%, 11/15/2066	722,750
3,695,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	3,108,419
27,200,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	23,256,000
10,990,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	9,788,353
1,475,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,195,906
8,145,000	MetLife, Inc., 10.750%, 8/01/2069	13,679,528
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	32,430,940
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	10,350,830
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	5,146,299

		174,684,457

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Local Authorities — 0.8%
3,905,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	$2,949,015
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	79,706,814
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	70,136,120

		152,791,949

	Media Entertainment — 0.9%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	6,377,218
64,250,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	61,519,375
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	31,868,350
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,521,050
17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	18,982,125
27,185,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	28,068,513
2,410,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,560,625
3,730,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	4,112,325
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,778,200

		167,787,781

	Metals & Mining — 1.6%
7,656,770	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(f)	5,130,036
3,949,000	Alcoa, Inc., 5.870%, 2/23/2022	4,379,334
5,075,000	Alcoa, Inc., 5.900%, 2/01/2027	5,588,539
1,405,000	Alcoa, Inc., 5.950%, 2/01/2037	1,474,852
4,330,000	Alcoa, Inc., 6.750%, 1/15/2028	4,978,015
25,271,000	ArcelorMittal, 7.500%, 3/01/2041	26,281,840
30,695,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	29,735,781
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	9,028,826
8,625,000	Cliffs Natural Resources, Inc., 4.800%, 10/01/2020	4,830,000
3,980,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	2,109,400
46,334,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	23,630,340
20,408,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	15,101,920
26,350,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	22,858,625
12,000,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	11,070,000
14,645,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	15,194,188
51,000,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	53,167,500
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	3,916,500
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	13,121,511
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	10,195,530
7,490,000	United States Steel Corp., 6.875%, 4/01/2021	7,372,969
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	17,174,575
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,448,320

		297,788,601

	Midstream — 0.3%
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	918,670
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,820,718
23,179,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	23,092,079
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	535,931
24,335,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	25,065,050

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — continued
$3,185,492	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	$3,193,455

		62,625,903

	Non-Agency Commercial Mortgage-Backed Securities — 0.8%
5,559,197	Column Canada Issuer Corp., Series 2006-WEM, Class A1, 4.591%, 1/15/2022, (CAD)	4,461,315
2,785,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	2,297,617
27,969,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 1.700%, 5/13/2031, 144A(b)(d)	27,731,347
12,902,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR2, 2.200%, 5/13/2031, 144A(b)(d)	12,783,185
8,622,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR3, 2.650%, 5/13/2031, 144A(b)(d)	8,543,497
16,080,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 3.750%, 5/13/2031, 144A(b)(d)	15,937,563
35,060,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)	35,948,105
18,846,405	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	15,075,041
30,100,000	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(d)	30,310,700

		153,088,370

	Oil Field Services — 0.5%
19,335,000	FTS International, Inc., 6.250%, 5/01/2022, 144A	14,211,225
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	4,592,400
5,636,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A	1,521,720
952,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A	266,560
6,101,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A	1,738,785
1,053,000	Hercules Offshore, Inc., 10.250%, 4/01/2019, 144A	323,798
17,482,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	5,769,060
40,403,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	13,433,997
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	13,972,600
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024, 144A	10,036,700
594,000	Precision Drilling Corp., 6.500%, 12/15/2021	550,935
2,590,000	Precision Drilling Corp., 6.625%, 11/15/2020	2,441,075
500,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	300,000
31,135,000	Transocean, Inc., 3.800%, 10/15/2022	22,718,836
4,355,000	Transocean, Inc., 6.375%, 12/15/2021	3,663,644

		95,541,335

	Packaging — 0.0%
1,180,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	1,182,950
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,694,344

		2,877,294

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Paper — 0.7%
$14,715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	$19,605,574
47,875,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	67,528,166
775,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,170,006
4,865,000	Westvaco Corp., 7.950%, 2/15/2031	6,560,059
23,365,000	Westvaco Corp., 8.200%, 1/15/2030	32,999,324
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,496,293

		131,359,422

	Pharmaceuticals — 0.0%
554,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	575,468

	Property & Casualty Insurance — 0.4%
14,855,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	17,453,942
7,375,000	Loews Corp., 2.625%, 5/15/2023	7,200,950
12,510,000	MBIA Insurance Corp., 11.513%, 1/15/2033, 144A(b)(g)	6,786,675
6,555,000	Old Republic International Corp., 4.875%, 10/01/2024	6,959,116
11,200,000	Sirius International Group, 6.375%, 3/20/2017, 144A	12,102,899
3,000,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(e)	3,161,250
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%(e)	15,814,950
1,425,000	XLIT Ltd., 6.375%, 11/15/2024	1,755,577

		71,235,359

	Railroads — 0.4%
90,000,000	Hellenic Railways Organization S.A., EMTN, 0.663%, 5/24/2016, (EUR)(b)(d)	65,805,319
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)	1,123,880

		66,929,199

	Restaurants — 0.0%
1,330,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	2,056,771

	Retailers — 0.7%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,591,000
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,689,440
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,698,750
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	490,875
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022(c)	11,714,006
5,930,000	GameStop Corp., 5.500%, 10/01/2019, 144A	6,122,725
7,490,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	7,078,050
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	19,737,400
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,769,550
25,795,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	25,279,100
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,121,180
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,030,542
3,910,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	2,385,100
25,299,000	Toys R Us, Inc., 7.375%, 10/15/2018	17,266,567

		124,974,285

	Sovereigns – 1.9%
317,570,000	Republic of Portugal, 5.125%, 10/15/2024, 144A	351,321,340

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Supermarkets — 1.3%
$47,456,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/2022, 144A	$50,777,920
79,276,000	New Albertson’s, Inc., 7.450%, 8/01/2029	72,537,540
25,595,000	New Albertson’s, Inc., 7.750%, 6/15/2026	24,187,275
21,200,000	New Albertson’s, Inc., 8.000%, 5/01/2031	20,140,000
5,815,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,727,775
16,342,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	13,523,005
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	35,617,400
23,400,000	SUPERVALU, Inc., 7.750%, 11/15/2022	24,921,000

		247,431,915

	Supranational — 0.6%
16,375,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	4,933,716
250,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	18,685,863
60,665,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	46,268,661
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	19,368,434
72,900,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	21,838,821

		111,095,495

	Technology — 1.8%
6,475,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	5,584,687
2,255,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	2,153,525
94,454,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	95,398,540
5,845,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	5,903,450
2,145,000	Alcatel-Lucent USA, Inc., 6.750%, 11/15/2020, 144A	2,284,425
25,000,000	Alcatel-Lucent USA, Inc., 8.875%, 1/01/2020, 144A	27,250,000
34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022	36,003,650
9,100,000	First Data Corp., 10.625%, 6/15/2021	10,351,250
5,210,000	First Data Corp., 11.250%, 1/15/2021	5,926,375
50,531,000	First Data Corp., 11.750%, 8/15/2021	58,426,469
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	59,170,014
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	16,480,916
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,934,653
195,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	251,951
1,400,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	1,442,000

		329,561,905

	Transportation Services — 0.2%
10,503,000	APL Ltd., 8.000%, 1/15/2024(d)	9,032,580
4,938,659	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(c)	5,025,086
6,862,758	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(c)(g)(h)	8,990,213
2,939,469	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020(c)	2,998,259
2,679,305	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(c)	2,719,495

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Transportation Services — continued
$4,744,556	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(c)(g)(h)	$6,215,368
1,864,358	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(c)	2,004,185
3,970,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	5,353,402
4,115,000	Jack Cooper Holdings Corp., 9.250%, 6/01/2020, 144A	4,248,737

		46,587,325

	Treasuries — 16.6%
352,975,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	280,440,317
317,256,000	Canadian Government, 1.250%, 2/01/2016, (CAD)	251,896,079
29,490,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	23,855,805
80,645,000	Canadian Government, 1.750%, 9/01/2019, (CAD)	66,648,408
201,485,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	159,584,456
89,045,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	71,431,448
6,710,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	5,038,690
1,010,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(i)	593,835
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(i)	2,062,158
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(i)	2,055,801
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(i)	2,050,107
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(i)	2,055,405
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(i)	2,050,072
5,970,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(i)	3,061,659
4,000,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(i)	2,087,758
64,132,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	5,689,232
10,000,000,000	Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	913,958
9,710,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	64,899,479
9,930,439(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	68,122,870
4,250,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	31,672,426
7,740,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	56,313,060
27,224,481(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	203,622,376
3,035,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	24,038,788
21,700,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	184,756,220
252,700,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	202,002,971
175,365,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	151,603,396
836,485,000	Norway Government Bond, 4.250%, 5/19/2017, (NOK)	111,199,745
1,266,835,000	Norway Government Bond, 5.000%, 5/15/2015, (NOK)	157,850,752
162,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	49,749,730
55,925,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	18,837,046
49,120,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	15,421,422

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
3,842,906,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	$20,584,150
1,605,660,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	8,704,971
4,496,156,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	25,686,373
270,645,000	U.S. Treasury Note, 0.375%, 3/31/2016	270,898,865
265,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	265,144,955
250,000,000	U.S. Treasury Note, 0.375%, 5/31/2016	250,078,000
42,075,000	U.S. Treasury Note, 0.500%, 6/30/2016	42,144,045

		3,104,846,828

	Wireless — 0.6%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	18,515,272
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	8,787,601
31,041,000	Sprint Capital Corp., 6.875%, 11/15/2028	28,480,117
16,622,000	Sprint Capital Corp., 6.900%, 5/01/2019	17,182,993
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,463,450
12,630,000	Sprint Communications, Inc., 6.000%, 11/15/2022	11,998,500
23,641,000	Sprint Corp., 7.250%, 9/15/2021	23,759,205

		115,187,138

	Wirelines — 3.7%
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,424,343
7,545,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	7,398,097
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	78,015,200
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	782,213
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	7,706,400
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	3,037,272
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	332,500
10,703,000	Consolidated Communications, Inc., 6.500%, 10/01/2022, 144A	10,836,787
17,900,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	20,931,092
5,330,000	Embarq Corp., 7.995%, 6/01/2036	6,337,903
37,225,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	39,272,375
16,755,000	Frontier Communications Corp., 6.250%, 9/15/2021	16,796,887
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	18,537,750
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	39,006,880
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,734,115
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	1,951,476
25,745,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	26,437,540
28,505,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	30,429,087
5,965,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	6,464,569
2,555,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	2,674,778
4,667,000	Oi S.A., 5.750%, 2/10/2022, 144A	3,805,939
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	17,204,728
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	32,778,658
800,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	871,985
12,834,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	13,989,060
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	43,096,900
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	13,584,670

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	$34,014,750
31,060,000	Qwest Corp., 6.875%, 9/15/2033	31,169,735
3,075,000	Qwest Corp., 7.200%, 11/10/2026	3,087,300
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,648,837
39,171,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	40,444,057
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	24,230,150
7,200,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	8,967,678
5,250,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	5,777,137
4,350,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	6,008,738
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	26,683,103
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	16,734,640
29,552,000	Verizon Communications, Inc., 2.450%, 11/01/2022	28,645,433
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	4,392,545
2,080,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,384,233

		685,627,540

	Total Non-Convertible Bonds (Identified Cost $12,311,105,103)	12,183,172,565

Convertible Bonds — 5.5%
	Chemicals — 0.0%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	5,074,519

	Construction Machinery — 0.1%
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	26,135,937

	Consumer Cyclical Services — 0.9%
20,848,000	Jarden Corp., 1.125%, 3/15/2034	24,757,000
19,486,000	KB Home, 1.375%, 2/01/2019	18,633,488
52,005,000	Lennar Corp., 3.250%, 11/15/2021, 144A	116,003,653
9,592,000	Ryland Group, Inc. (The), 0.250%, 6/01/2019	9,340,210

		168,734,351

	Consumer Products — 0.1%
13,670,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	14,789,231

	Energy — 0.6%
62,701,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	56,901,157
49,165,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	47,106,216
12,006,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	12,036,015

		116,043,388

	Healthcare — 0.5%
15,025,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	18,602,828
3,780,000	Omnicare, Inc., 3.250%, 12/15/2035	4,424,962
20,495,000	Omnicare, Inc., 3.750%, 12/15/2025	59,358,644

		82,386,434

	Non-Captive Diversified — 0.0%
5,025,000	Jefferies Group LLC, 3.875%, 11/01/2029	5,078,391

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — 0.1%
$1,195,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	$1,778,309
1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	2,506,291
1,810,000	Illumina, Inc., 0.250%, 3/15/2016	4,002,362

		8,286,962

	Property & Casualty Insurance — 0.5%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	86,039,700

	REITs – Mortgage — 0.0%
1,175,000	iStar Financial, Inc., 3.000%, 11/15/2016	1,391,641

	Retailers — 0.0%
825,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	796,125

	Technology — 2.7%
7,680,000(††††)	Alcatel-Lucent, Series ALU, 0.125%, 1/30/2020, (EUR)	37,591,414
7,520,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	7,910,100
68,075,000	Ciena Corp., 0.875%, 6/15/2017	67,521,890
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	8,806,115
205,005,000	Intel Corp., 3.250%, 8/01/2039	323,651,644
2,429,000	Intel Corp., 3.482%, 12/15/2035(b)	3,021,069
11,570,000	JDS Uniphase Corp., 0.625%, 8/15/2033	11,967,719
1,055,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,386,666
5,515,515	Liberty Media LLC, 3.500%, 1/15/2031	5,201,269
38,311,000	Nuance Communications, Inc., 2.750%, 11/01/2031	38,023,667
5,590,000	Rovi Corp., 0.500%, 3/01/2020, 144A	5,327,969

		510,409,522

	Total Convertible Bonds (Identified Cost $750,539,820)	1,025,166,201

Municipals — 1.1%
	District of Columbia — 0.0%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	5,222,602

	Illinois — 0.2%
47,285,000	State of Illinois, 5.100%, 6/01/2033	47,828,778

	Michigan — 0.1%
12,400,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	10,897,120

	Puerto Rico — 0.3%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035	52,398,000

	Virginia — 0.5%
123,115,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	93,838,253

	Total Municipals (Identified Cost $229,172,188)	210,184,753

	Total Bonds and Notes (Identified Cost $13,290,817,111)	13,418,523,519

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Loan Participations — 0.1%
	ABS Other — 0.1%
$14,489,059	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(b)(d) (Identified Cost $14,597,727)	$14,597,727

Senior Loans — 2.9%
	Automotive — 0.2%
22,305,340	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(b)	22,249,576
5,948,124	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(b)	5,933,254

		28,182,830

	Chemicals — 0.2%
4,776,868	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(b)	4,060,338
5,660,239	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(b)	5,660,239
6,147,386	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(b)	6,024,438
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	31,159,031

		46,904,046

	Construction Machinery — 0.3%
8,630,025	Neff Rental LLC, 2nd Lien Term Loan, 7.250%, 6/09/2021(b)	8,457,424
44,449,848	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(b)	43,445,282

		51,902,706

	Consumer Cyclical Services — 0.4%
42,731,250	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	41,556,141
43,000,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(b)	40,957,500

		82,513,641

	Consumer Products — 0.1%
14,507,741	Visant Corp., New Term Loan, 7.000%, 9/23/2021(b)	14,559,098

	Diversified Manufacturing — 0.1%
5,138,455	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(b)	4,496,148
8,493,588	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	7,856,569

		12,352,717

	Finance Companies — 0.3%
62,228,848	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(b)	63,577,347

	Financial Other — 0.1%
21,183,000	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(b)	21,156,521

	Industrial Other — 0.0%
4,825,659	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(b)	4,801,531

	Media Entertainment — 0.0%
6,913,080	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	5,599,595

	Natural Gas — 0.1%
10,165,245	Southcross Holdings Borrower LP, Term Loan B, 6.000%, 8/04/2021(b)	9,606,156

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — 0.1%
$2,618,182	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	$2,020,922
5,454,267	Paragon Offshore Finance Co., Term Loan B, 3.750%, 7/18/2021(b)	3,736,173
2,962,812	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(b)	2,527,279
2,760,596	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(b)	2,208,477

		10,492,851

	Other Utility — 0.0%
1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	1,262,305

	Property & Casualty Insurance — 0.0%
1,900,800	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 10/16/2020(j)	1,634,688

	Retailers — 0.1%
14,263,933	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	14,034,711
2,962,500	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	2,797,104

		16,831,815

	Supermarkets — 0.3%
28,622,449	Albertson’s Holdings LLC, Term Loan B4, 5.500%, 8/25/2021(b)	28,849,139
18,040,146	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	18,085,247
13,603,378	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	13,646,772

		60,581,158

	Technology — 0.1%
4,070,400	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	3,904,205
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)	8,865,632

		12,769,837

	Transportation Services — 0.0%
4,386,569	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	4,353,670

	Wireless — 0.0%
3,384,615	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(b)	3,395,615

	Wirelines — 0.5%
39,062,000	CWC Cayman Finance Ltd., Unsecured Term Loan, 6.500%, 11/06/2016(b)	39,159,655
17,436,968	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	17,458,764
29,081,667	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	28,845,524
1,672,963	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	1,657,621

		87,121,564

	Total Senior Loans (Identified Cost $540,941,895)	539,599,691

Shares
Common Stocks — 21.7%
	Airlines — 0.0%
38,455	United Continental Holdings, Inc.(g)	2,586,099

	Automobiles — 2.0%
15,608,933	Ford Motor Co.	251,928,179
3,379,086	General Motors Co.	126,715,725

		378,643,904

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Banks — 0.3%
3,979,932	Bank of America Corp.	$61,251,154

	Chemicals — 2.8%
1,364,851	Dow Chemical Co. (The)	65,485,551
2,000,000	PPG Industries, Inc.	451,080,000

		516,565,551

	Containers & Packaging — 0.1%
460,656	Owens-Illinois, Inc.(g)	10,742,498

	Diversified Telecommunication Services — 1.9%
283,397	Hawaiian Telcom Holdco, Inc.(g)	7,546,862
607,219	Level 3 Communications, Inc.(g)	32,692,674
3,346,339	Telecom Italia SpA, Sponsored ADR	31,154,416
19,550,590	Telefonica S.A., Sponsored ADR	280,550,966

		351,944,918

	Electric Utilities — 0.0%
94,166	Duke Energy Corp.	7,230,066

	Electronic Equipment, Instruments & Components — 3.9%
32,000,000	Corning, Inc.	725,760,000

	Food Products — 0.5%
2,309,175	ConAgra Foods, Inc.	84,354,163

	Household Durables — 0.2%
477,725	KB Home	7,462,065
549,450	Lennar Corp., Class A	28,467,004

		35,929,069

	Insurance — 0.6%
1,510,275	Prudential Financial, Inc.	121,290,185

	IT Services — 1.7%
2,000,000	International Business Machines Corp.	321,000,000

	Multi-Utilities — 0.0%
73,618	CMS Energy Corp.	2,570,004

	Oil, Gas & Consumable Fuels — 1.3%
846,398	Chesapeake Energy Corp.	11,984,996
5,351,804	Repsol YPF S.A., Sponsored ADR	99,704,109
2,134,173	Royal Dutch Shell PLC, ADR	127,303,419
141,249	Spectra Energy Corp.	5,108,976

		244,101,500

	Pharmaceuticals — 2.9%
8,514,190	Bristol-Myers Squibb Co.	549,165,255
2,288	Teva Pharmaceutical Industries Ltd., Sponsored ADR	142,542

		549,307,797

	REITs – Apartments — 0.4%
290,904	Apartment Investment & Management Co., Class A	11,449,982
889,730	Associated Estates Realty Corp.	21,958,536

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	REITs – Apartments — continued
460,000	Equity Residential	$35,815,600

		69,224,118

	REITs – Regional Malls — 0.1%
123,159	Simon Property Group, Inc.	24,094,827

	REITs – Shopping Centers — 0.0%
201,557	DDR Corp.	3,752,991
61,579	WP GLIMCHER, Inc.	1,024,059

		4,777,050

	Semiconductors & Semiconductor Equipment — 2.9%
17,300,541	Intel Corp.	540,987,917

	Trading Companies & Distributors — 0.1%
176,859	United Rentals, Inc.(g)	16,122,466

	Total Common Stocks (Identified Cost $2,800,123,968)	4,068,483,286

Preferred Stocks — 1.9%
Convertible Preferred Stocks — 1.6%
	Banking — 0.2%
19,062	Bank of America Corp., Series L, 7.250%	22,054,734
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	10,435,859

		32,490,593

	Communications — 0.0%
10,363	Cincinnati Bell, Inc., 6.750%	513,176

	Energy — 0.5%
172,972	Chesapeake Energy Corp., 4.500%	15,156,672
231,033	Chesapeake Energy Corp., 5.000%	20,561,937
33,039	Chesapeake Energy Corp., Series A, 5.750%, 144A	28,537,436
17,902	Chesapeake Energy Corp., 5.750%, 144A	15,563,551
242,297	El Paso Energy Capital Trust I, 4.750%	14,537,820
85,072	SandRidge Energy, Inc., 7.000%	3,264,638
88,921	SandRidge Energy, Inc., 8.500%	3,367,883

		100,989,937

	Metals & Mining — 0.5%
622,427	Alcoa, Inc., Series 1, 5.375%	27,287,200
4,549,323	ArcelorMittal, 6.000%	68,330,831
250,639	Cliffs Natural Resources, Inc., 7.000%	1,323,374

		96,941,405

	Natural Gas — 0.1%
380,577	AES Trust III, 6.750%	19,428,456

	REITs – Diversified — 0.1%
29,153	Crown Castle International Corp., Series A, 4.500%	3,056,109
391,776	Weyerhaeuser Co., Series A, 6.375%	21,437,982

		24,494,091

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	REITs – Health Care — 0.1%
116,700	Health Care REIT, Inc., Series I, 6.500%	$7,837,572

	REITs – Hotels — 0.0%
166,245	FelCor Lodging Trust, Inc., Series A, 1.950%	4,347,307

	REITs – Mortgage — 0.1%
147,595	iStar Financial, Inc., Series J, 4.500%	8,293,363

	Total Convertible Preferred Stocks (Identified Cost $324,312,008)	295,335,900

Non-Convertible Preferred Stocks — 0.3%
	Banking — 0.2%
22,952	Ally Financial, Inc., Series G, 7.000%, 144A	23,443,317
35,000	Bank of America Corp., 6.375%	887,250
389,800	Countrywide Capital IV, 6.750%	9,963,288

		34,293,855

	Electric — 0.0%
393	Entergy New Orleans, Inc., 4.750%	36,672

	Finance Companies — 0.0%
39,200	iStar Financial, Inc., Series E, 7.875%	967,064
39,300	iStar Financial, Inc., Series F, 7.800%	964,815
10,425	iStar Financial, Inc., Series G, 7.650%	253,640
101,175	SLM Corp., Series A, 6.970%	4,999,057

		7,184,576

	Home Construction — 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(g)	3,050,804

	REITs – Office Property — 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,960,586

	REITs – Warehouse/Industrials — 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	8,064,457

	Total Non-Convertible Preferred Stocks (Identified Cost $32,219,430)	54,590,950

	Total Preferred Stocks (Identified Cost $356,531,438)	349,926,850

Closed-End Investment Companies — 0.0%
681,131	NexPoint Credit Strategies Fund (Identified Cost $10,230,352)	8,289,364

Principal Amount (‡)
Short-Term Investments — 0.5%
$2,221,737	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2015 at 0.000% to be repurchased at $2,221,737 on 4/01/2015 collateralized by $2,229,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $2,266,225 including accrued interest (Note 2 of Notes to Financial Statements)	2,221,737

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — continued
$97,556,777	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $97,556,804 on 4/01/2015 collateralized by $400,000 Federal Home Loan Bank, 5.500% due 7/15/2036 valued at $561,428; $10,915,000 Federal Home Loan Mortgage Corp., 4.125% due 10/11/2033 valued at $11,665,406; $52,545,000 Federal National Mortgage Association, 3.400% due 3/14/2033 valued at $52,019,550; $195,000 U.S. Treasury Note, 3.125% due 2/15/2042 valued at $218,156; $7,455,000 U.S. Treasury Note, 3.125% due 5/15/2021 valued at $8,181,863; $25,675,000 U.S. Treasury Note, 2.250% due 4/30/2021 valued at $26,862,469 including accrued interest (Note 2 of Notes to Financial Statements)	$97,556,777

	Total Short-Term Investments (Identified Cost $99,778,514)	99,778,514

	Total Investments — 98.8% (Identified Cost $17,113,021,005)(a)	18,499,198,951
	Other assets less liabilities — 1.2%	215,238,118

	Net Assets — 100.0%	$18,714,437,069

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 4.02.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2015, the net unrealized appreciation on investments based on a cost of $17,149,636,352 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,617,604,274
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,268,041,675)

	Net unrealized appreciation	$1,349,562,599

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of these securities amounted to $107,301,655 or 0.6% of net assets.
(d)	Illiquid security. At March 31, 2015, the value of these securities amounted to $279,797,557 or 1.5% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2015, interest payments were made in additional debt securities.
(g)	Non-income producing security.

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $3,102,539,435 or 16.6% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	16.6%
Banking	8.1
Finance Companies	5.4
Technology	4.6
Chemicals	4.5
Wirelines	4.2
Electronic Equipment, Instruments & Components	3.9
Healthcare	3.6
Pharmaceuticals	3.0
Semiconductors & Semiconductor Equipment	2.9
Airlines	2.9
Electric	2.2
Metals & Mining	2.1
Automobiles	2.0
Other Investments, less than 2% each	32.3
Short-Term Investments	0.5

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at March 31, 2015 (Unaudited)

United States Dollar	77.5%
Canadian Dollar	5.7
New Zealand Dollar	4.3
Mexican Peso	3.6
Australian Dollar	2.9
Other, less than 2% each	4.8

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

ASSETS
Investments at cost	$17,113,021,005
Net unrealized appreciation	1,386,177,946

Investments at value	18,499,198,951
Cash	527,180
Foreign currency at value (identified cost $2,093,597)	2,082,506
Receivable for Fund shares sold	52,806,544
Receivable for securities sold	26,885,775
Dividends and interest receivable	212,051,208
Tax reclaims receivable	1,642,175

TOTAL ASSETS	18,795,194,339

LIABILITIES
Payable for securities purchased	18,717,632
Payable for Fund shares redeemed	51,069,864
Foreign taxes payable (Note 2)	103,830
Management fees payable (Note 5)	8,874,578
Deferred Trustees’ fees (Note 5)	984,703
Administrative fees payable (Note 5)	679,407
Payable to distributor (Note 5d)	137,829
Other accounts payable and accrued expenses	189,427

TOTAL LIABILITIES	80,757,270

NET ASSETS	$18,714,437,069

NET ASSETS CONSIST OF:
Paid-in capital	$17,298,952,524
Distributions in excess of net investment income	(69,692,147)
Accumulated net realized gain on investments and foreign currency transactions	103,318,126
Net unrealized appreciation on investments and foreign currency translations	1,381,858,566

NET ASSETS	$18,714,437,069

See accompanying notes to financial statements.

31  |

Statement of Assets and Liabilities (continued)

March 31, 2015 (Unaudited)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$4,318,714,204

Shares of beneficial interest	268,841,818

Net asset value and redemption price per share	$16.06

Offering price per share (100/95.50 of net asset value) (Note 1)	$16.82

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$12,666,126

Shares of beneficial interest	781,415

Net asset value and offering price per share	$16.21

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$5,205,612,775

Shares of beneficial interest	321,905,446

Net asset value and offering price per share	$16.17

Class N shares:
Net assets	$88,236,194

Shares of beneficial interest	5,497,159

Net asset value, offering and redemption price per share	$16.05

Class Y shares:
Net assets	$8,938,829,677

Shares of beneficial interest	556,914,949

Net asset value, offering and redemption price per share	$16.05

Admin Class shares:
Net assets	$150,378,093

Shares of beneficial interest	9,389,000

Net asset value, offering and redemption price per share	$16.02

See accompanying notes to financial statements.

|  32

Statement of Operations

For the Six Months Ended March 31, 2015 (Unaudited)

INVESTMENT INCOME
Interest	$378,083,962
Dividends	67,224,354
Less net foreign taxes withheld	(2,509,796)

442,798,520

Expenses
Management fees (Note 5)	52,270,895
Service and distribution fees (Note 5)	32,605,470
Administrative fees (Note 5)	4,027,419
Trustees’ fees and expenses (Note 5)	139,356
Transfer agent fees and expenses (Note 5 and 6)	6,606,512
Audit and tax services fees	31,578
Custodian fees and expenses	563,379
Legal fees	85,242
Registration fees	382,796
Shareholder reporting expenses	398,154
Miscellaneous expenses	176,953

Total expenses	97,287,754

Net investment income	345,510,766

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	152,385,268
Foreign currency transactions	(7,215,111)
Net change in unrealized appreciation (depreciation) on:
Investments	(471,633,663)
Foreign currency translations	(2,080,422)

Net realized and unrealized loss on investments and foreign currency transactions	(328,543,928)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,966,838

See accompanying notes to financial statements.

33  |

Statement of Changes in Net Assets

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
FROM OPERATIONS:
Net investment income	$345,510,766	$571,519,078
Net realized gain on investments and foreign currency transactions	145,170,157	453,441,646
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(473,714,085)	415,862,441

Net increase in net assets resulting from operations	16,966,838	1,440,823,165

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(86,555,990)	(208,260,687)
Class B	(313,930)	(1,352,357)
Class C	(84,084,103)	(153,941,242)
Class N	(1,387,297)	(1,422,761)
Class Y	(186,901,861)	(247,038,167)
Admin Class	(2,592,400)	(3,946,091)
Net realized capital gains
Class A	(100,184,376)	(14,707,851)
Class B	(473,223)	(138,778)
Class C	(120,460,405)	(13,369,858)
Class N	(1,367,218)	(37,074)
Class Y	(201,694,191)	(13,975,709)
Admin Class	(3,134,857)	(252,447)

Total distributions	(789,149,851)	(658,443,022)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	712,836,420	2,898,606,286

Net increase (decrease) in net assets	(59,346,593)	3,680,986,429
NET ASSETS
Beginning of the period	18,773,783,662	15,092,797,233

End of the period	$18,714,437,069	$18,773,783,662

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(69,692,147)	$(53,367,332)

See accompanying notes to financial statements.

|  34

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$16.75		$15.93	$15.30	$14.21	$14.69	$13.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31		0.58	0.65	0.72	0.77	0.80
Net realized and unrealized gain (loss)	(0.30)		0.90	0.76	1.21	(0.42)	1.31

Total from Investment Operations	0.01		1.48	1.41	1.93	0.35	2.11

LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)		(0.62)	(0.78)	(0.84)	(0.83)	(0.81)
Net realized capital gains	(0.38)		(0.04)	—	—	—	—

Total Distributions	(0.70)		(0.66)	(0.78)	(0.84)	(0.83)	(0.81)

Net asset value, end of the period	$16.06		$16.75	$15.93	$15.30	$14.21	$14.69

Total return(b)	0.16	%(c)	9.34%	9.43%	14.02%	2.20%	16.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,318,714		$4,408,257	$5,239,885	$5,155,287	$5,262,765	$5,758,070
Net expenses	0.94	%(d)	0.94%	0.95%	0.96%	0.95%	0.96%
Gross expenses	0.94	%(d)	0.94%	0.95%	0.96%	0.95%	0.96%
Net investment income	3.75	%(d)	3.44%	4.14%	4.84%	5.10%	5.67%
Portfolio turnover rate	15%		26%	22%	30%	25%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class B
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$16.88		$16.05	$15.41	$14.30	$14.78	$13.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.46	0.54	0.61	0.66	0.69
Net realized and unrealized gain (loss)	(0.29)		0.90	0.76	1.23	(0.43)	1.33

Total from Investment Operations	(0.04)		1.36	1.30	1.84	0.23	2.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.49)	(0.66)	(0.73)	(0.71)	(0.70)
Net realized capital gains	(0.38)		(0.04)	—	—	—	—

Total Distributions	(0.63)		(0.53)	(0.66)	(0.73)	(0.71)	(0.70)

Net asset value, end of the period	$16.21		$16.88	$16.05	$15.41	$14.30	$14.78

Total return(b)	(0.21	)%(c)	8.55%	8.58%	13.15%	1.48%	15.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,666		$30,746	$57,276	$89,552	$107,400	$137,268
Net expenses	1.68	%(d)	1.69%	1.70%	1.70%	1.70%	1.71%
Gross expenses	1.68	%(d)	1.69%	1.70%	1.70%	1.70%	1.71%
Net investment income	2.96	%(d)	2.75%	3.39%	4.11%	4.35%	4.92%
Portfolio turnover rate	15%		26%	22%	30%	25%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$16.85		$16.03	$15.39	$14.29	$14.77	$13.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.45	0.54	0.61	0.66	0.69
Net realized and unrealized gain (loss)	(0.29)		0.90	0.76	1.23	(0.43)	1.33

Total from Investment Operations	(0.04)		1.35	1.30	1.84	0.23	2.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.49)	(0.66)	(0.74)	(0.71)	(0.70)
Net realized capital gains	(0.38)		(0.04)	—	—	—	—

Total Distributions	(0.64)		(0.53)	(0.66)	(0.74)	(0.71)	(0.70)

Net asset value, end of the period	$16.17		$16.85	$16.03	$15.39	$14.29	$14.77

Total return(b)	(0.22	)%(c)	8.54%	8.61%	13.18%	1.42%	15.40%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,205,613		$5,390,222	$4,912,727	$5,064,186	$4,666,077	$5,146,164
Net expenses	1.69	%(d)	1.69%	1.70%	1.71%	1.70%	1.71%
Gross expenses	1.69	%(d)	1.69%	1.70%	1.71%	1.70%	1.71%
Net investment income	3.00	%(d)	2.68%	3.39%	4.08%	4.35%	4.92%
Portfolio turnover rate	15%		26%	22%	30%	25%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

37  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Period Ended September 30, 2013*
Net asset value, beginning of the period	$16.73		$15.92	$15.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33		0.61	0.46
Net realized and unrealized gain (loss)	(0.28)		0.91	0.16

Total from Investment Operations	0.05		1.52	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)		(0.67)	(0.48)
Net realized capital gains	(0.38)		(0.04)	—

Total Distributions	(0.73)		(0.71)	(0.48)

Net asset value, end of the period	$16.05		$16.73	$15.92

Total return	0.32	%(b)	9.70%	4.01	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$88,236		$57,752	$12,921
Net expenses	0.62	%(c)	0.62%	0.63	%(c)
Gross expenses	0.62	%(c)	0.62%	0.63	%(c)
Net investment income	4.09	%(c)	3.62%	4.38	%(c)
Portfolio turnover rate	15%		26%	22%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  38

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Net asset value, beginning of the period	$16.73		$15.92	$15.29	$14.20	$14.68	$13.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33		0.61	0.69	0.75	0.81	0.83
Net realized and unrealized gain (loss)	(0.28)		0.90	0.76	1.22	(0.43)	1.31

Total from Investment Operations	0.05		1.51	1.45	1.97	0.38	2.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)		(0.66)	(0.82)	(0.88)	(0.86)	(0.84)
Net realized capital gains	(0.38)		(0.04)	—	—	—	—

Total Distributions	(0.73)		(0.70)	(0.82)	(0.88)	(0.86)	(0.84)

Net asset value, end of the period	$16.05		$16.73	$15.92	$15.29	$14.20	$14.68

Total return	0.28	%(b)	9.63%	9.72%	14.31%	2.46%	16.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,938,830		$8,747,384	$4,789,322	$4,339,240	$2,807,777	$2,521,337
Net expenses	0.69	%(c)	0.69%	0.70%	0.71%	0.70%	0.71%
Gross expenses	0.69	%(c)	0.69%	0.70%	0.71%	0.70%	0.71%
Net investment income	4.01	%(c)	3.65%	4.39%	5.05%	5.35%	5.92%
Portfolio turnover rate	15%		26%	22%	30%	25%	27%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

39  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Admin Class
	Six Months Ended March 31, 2015 (Unaudited)		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Period Ended September 30, 2010*
Net asset value, beginning of the period	$16.70		$15.89	$15.27	$14.18	$14.66	$13.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.53	0.61	0.67	0.73	0.52
Net realized and unrealized gain (loss)	(0.29)		0.90	0.75	1.23	(0.42)	0.79

Total from Investment Operations	0.00	(b)	1.43	1.36	1.90	0.31	1.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)		(0.58)	(0.74)	(0.81)	(0.79)	(0.52)
Net realized capital gains	(0.38)		(0.04)	—	—	—	—

Total Distributions	(0.68)		(0.62)	(0.74)	(0.81)	(0.79)	(0.52)

Net asset value, end of the period	$16.02		$16.70	$15.89	$15.27	$14.18	$14.66

Total return	0.03	%(c)	9.12%	9.12%	13.79%	1.98%	9.61	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$150,378		$139,423	$80,666	$49,486	$25,424	$4,379
Net expenses	1.19	%(d)	1.19%	1.20%	1.21%	1.21%	1.24	%(d)
Gross expenses	1.19	%(d)	1.19%	1.20%	1.21%	1.21%	1.24	%(d)
Net investment income	3.51	%(d)	3.15%	3.89%	4.52%	4.87%	5.52	%(d)
Portfolio turnover rate	15%		26%	22%	30%	25%	27%

*	From commencement of Class operations on February 1, 2010 through September 30, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  40

Notes to Financial Statements

March 31, 2015 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Strategic Income Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N, Class Y and Admin Class shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 4.50%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Class N and Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, Class A, Class B, Class C, Class Y, and Admin Class, collectively, and Class N, individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

41  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such

|  42

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations.

43  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2015 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

|  44

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, premium amortization, defaulted bond adjustments, paydown gains and losses, trust preferred securities adjustments, deferred Trustees’ fees, contingent payment debt instruments and return of capital and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, premium amortization, return of capital distributions received, trust preferred securities adjustments, forward foreign currency contract mark to market, reversal of bankruptcy income, contingent payment debt instruments and defaulted bond interest. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2014 was as follows:

2014 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$617,621,510	$40,821,512	$658,443,022

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

f.  Loan Participations.  The Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the

45  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

g.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. Excess collateral in the amount of $3,052,629 related to terminated loans with a bankrupt borrower is held by State Street Bank on behalf of the Fund.

For the six months ended March 31, 2015, the Fund did not loan securities under this agreement.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The

|  46

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$80,522,104	(b)	$80,522,104
Airlines	—	306,517,347	229,690,173	(c)	536,207,520
Finance Companies	2,455,642	960,423,790	—		962,879,432
Non-Agency Commercial Mortgage-Backed Securities	—	122,777,670	30,310,700	(c)	153,088,370
Railroads	—	1,123,880	65,805,319	(c)	66,929,199
Retailers	—	113,260,279	11,714,006	(d)	124,974,285
Transportation Services	—	18,634,719	27,952,606	(d)	46,587,325
All Other Non-Convertible Bonds(a)	—	10,211,984,330	—		10,211,984,330

Total Non-Convertible Bonds	2,455,642	11,734,722,015	445,994,908		12,183,172,565

47  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes (continued)
Convertible Bonds(a)	$—	$1,025,166,201	$—		$1,025,166,201
Municipals(a)	—	210,184,753	—		210,184,753

Total Bonds and Notes	2,455,642	12,970,072,969	445,994,908		13,418,523,519

Loan Participations(a)	—	—	14,597,727	(c)	14,597,727
Senior Loans(a)	—	539,599,691	—		539,599,691
Common Stocks(a)	4,068,483,286	—	—		4,068,483,286
Preferred Stocks
Convertible Preferred Stocks
Energy	14,537,820	86,452,117	—		100,989,937
REITs – Mortgage	—	8,293,363	—		8,293,363
All Other Convertible Preferred Stocks(a)	186,052,600	—	—		186,052,600

Total Convertible Preferred Stocks	200,590,420	94,745,480	—		295,335,900

Non-Convertible Preferred Stocks
Electric	—	36,672	—		36,672
REITs – Office Property	—	1,960,586	—		1,960,586
REITs – Warehouse/Industrials	—	8,064,457	—		8,064,457
All Other Non-Convertible Preferred Stocks(a)	44,529,235	—	—		44,529,235

Total Non-Convertible Preferred Stocks	44,529,235	10,061,715	—		54,590,950

Total Preferred Stocks	245,119,655	104,807,195	—		349,926,850

Closed-End Investment Companies	8,289,364	—	—		8,289,364
Short-Term Investments	—	99,778,514	—		99,778,514

Total	$4,324,347,947	$13,714,258,369	$460,592,635		$18,499,198,951

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices ($12,887,061) or fair valued by the Fund’s adviser ($67,635,043).
(c)	Valued using broker-dealer bid prices.
(d)	Fair valued by the Fund’s adviser.

|  48

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

A preferred stock valued at $466,429 was transferred from Level 2 to Level 1 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At March 31, 2015, this security was valued at the last sale price.

Preferred stocks valued at $35,180,148 were transferred from Level 1 to Level 2 during the period ended March 31, 2015. At September 30, 2014, these securities were valued at the last sale price. At March 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

49  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or March 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$26	$(2,817,377)	$84,202,992
Airlines	270,539,686	127,697	336,375	(1,964,713)	10,156,025
Banking	162,624,689	—	—	—	—
Metals & Mining	8,350,160	41,591	2,237	2,687,201	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	210,700	30,100,000
Railroads	—	4,732,756	—	(45,213,134)	—
Retailers	11,232,004	18,240	—	463,762	—
Transportation Services	29,689,394	—	224,050	(254,671)	—
Convertible Bonds
Wirelines	53,861	—	(21,838)	17,377	—
Loan Participations	15,059,064	—	(3,020)	(55,843)	—

Total	$497,548,858	$4,920,284	$537,830	$(46,926,698)	$124,459,017

|  50

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(863,537)	$—	$—	$80,522,104	$(2,817,377)
Airlines	(46,213,706)	—	(3,291,191)	229,690,173	(294,471)
Banking	—	—	(162,624,689)	—	—
Metals & Mining	(11,081,189)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	30,310,700	210,700
Railroads	—	106,285,697	—	65,805,319	(45,213,134)
Retailers	—	—	—	11,714,006	463,762
Transportation Services	(1,706,167)	—	—	27,952,606	2
Convertible Bonds
Wirelines	(49,400)	—	—	—	—
Loan Participations	(402,474)	—	—	14,597,727	(54,334)

Total	$(60,316,473)	$106,285,697	$(165,915,880)	$460,592,635	$(47,704,852)

Debt securities valued at $165,915,880 were transferred from Level 3 to Level 2 during the period ended March 31, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $106,285,697 was transferred from Level 2 to Level 3 during the period ended March 31, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

51  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

4.  Purchases and Sales of Securities.  For the six months ended March 31, 2015, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $2,969,960,534 and $801,921,587, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $0 and $1,999,038,844 respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $200 million	Next $1.8 billion	Next $13 billion	Next $10 billion	Over $25 billion
0.65%	0.60%	0.55%	0.54%	0.53%

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until January 31, 2016 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking.

For the six months ended March 31, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y	Admin Class
1.25%	2.00%	2.00%	0.95%	1.00%	1.50%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2015, the management fees for the Fund were $52,270,895 (effective rate of 0.55% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2015 under the terms of the expense limitation agreement.

|  52

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”), a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”), and a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

53  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

For the six months ended March 31, 2015, the service and distribution fees for the Fund were as follows:

Service Fees				Distribution Fees
Class A	Class B	Class C	Admin Class	Class B	Class C	Admin Class
$5,496,015	$26,410	$6,663,067	$175,773	$79,230	$19,989,202	$175,773

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2015, the administrative fees for the Fund were $4,027,419.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $6,213,705.

As of March 31, 2015, the Fund owes NGAM Distribution $137,829 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

|  54

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2015 amounted to $1,922,828.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairperson (except for the Chairperson of the Governance Committee) receives an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

55  |

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

6.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2015, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class B	Class C	Class N	Class Y	Admin Class
Transfer Agent Fees and Expenses	$1,543,931	$7,466	$1,872,128	$398	$3,133,247	$49,342

Transfer agent fees and expenses attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each Fund that participates in the line of credit. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2015, the Fund had no borrowings under this agreement.

Effective April 16, 2015, the committed unsecured line of credit will be reduced to $150,000,000, and the individual limit of $125,000,000 for each Fund will be eliminated. Therefore, any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). In addition, the commitment fee will increase to 0.15% per annum, payable at the end of each calendar quarter.

8.  Concentration of Risk.  The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

|  56

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	38,359,732	$629,632,120	96,833,211	$1,613,333,700
Issued in connection with the reinvestment of distributions	9,104,767	146,963,750	10,982,373	182,518,046
Redeemed	(41,873,741)	(685,962,298)	(173,467,513)	(2,943,275,774)

Net change	5,590,758	$90,633,572	(65,651,929)	$(1,147,424,028)

Class B
Issued from the sale of shares	13,033	$212,279	36,090	$598,526
Issued in connection with the reinvestment of distributions	31,875	519,033	55,643	927,891
Redeemed	(1,084,934)	(17,986,967)	(1,838,778)	(31,002,903)

Net change	(1,040,026)	$(17,255,655)	(1,747,045)	$(29,476,486)

Class C
Issued from the sale of shares	20,935,987	$345,489,758	52,092,722	$875,512,700
Issued in connection with the reinvestment of distributions	7,257,616	117,816,834	5,620,301	93,940,364
Redeemed	(26,151,115)	(431,743,377)	(44,336,735)	(744,451,969)

Net change	2,042,488	$31,563,215	13,376,288	$225,001,095

Class N
Issued from the sale of shares	2,341,062	$38,022,987	2,745,644	$45,891,917
Issued in connection with the reinvestment of distributions	162,522	2,622,634	85,441	1,433,052
Redeemed	(457,938)	(7,517,501)	(191,196)	(3,219,311)

Net change	2,045,646	$33,128,120	2,639,889	$44,105,658

Class Y
Issued from the sale of shares	101,565,962	$1,665,818,444	288,746,772	$4,865,529,460
Issued in connection with the reinvestment of distributions	16,832,297	271,658,087	9,613,689	160,340,745
Redeemed	(84,278,215)	(1,379,548,581)	(76,423,525)	(1,273,844,644)

Net change	34,120,044	$557,927,950	221,936,936	$3,752,025,561

Admin Class
Issued from the sale of shares	1,570,747	$25,681,400	3,718,005	$61,793,225
Issued in connection with the reinvestment of distributions	305,338	4,914,757	217,039	3,607,944
Redeemed	(837,026)	(13,756,939)	(661,926)	(11,026,683)

Net change	1,039,059	$16,839,218	3,273,118	$54,374,486

Increase (decrease) from capital share transactions	43,797,969	$712,836,420	173,827,257	$2,898,606,286

57  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a) (3)	Not applicable.
(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert Blanding

Name:	Robert Blanding
Title:	Chief Executive Officer
Date:	May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Blanding

Name:	Robert Blanding
Title:	Chief Executive Officer
Date:	May 20, 2015

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2015